Document and Entity Information	12 Months Ended
Aug. 29, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Aug 29, 2013
Registrant Name	BMO FUNDS, INC.
Central Index Key	0000889366
Amendment Flag	false
Document Creation Date	Aug 29, 2013
Document Effective Date	Aug 29, 2013
Prospectus Date	Aug 29, 2013

BMO Target Retirement 2010 Fund
FUND SUMMARY BMO Target Retirement 2010 Fund
Investment Objective:
To achieve growth, income, and conservation of capital to varying degrees depending on its proximity to its target date. As the Fund has passed its target date, the Fund will reduce its emphasis on growth and increase its emphasis on income and preservation of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees BMO Target Retirement 2010 Fund	Class Y	Class I	Class R-3	Class R-6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	none	none	none	none
Redemption Fee (as a percentage of amount redeemed, for shares held less than 30 days)	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses BMO Target Retirement 2010 Fund		Class Y	Class I	Class R-3	Class R-6
Management Fees		none	none	none	none
Distribution (12b-1) fees		none	none	0.50%	none
Other Expenses	[1]	0.77%	0.52%	0.52%	0.37%
Acquired (underlying) fund fees and expenses		0.55%	0.55%	0.55%	0.55%
Total Annual Fund Operating Expenses		1.32%	1.07%	1.57%	0.92%
Fee Waiver and Expense Reimbursement	[2]	0.44%	0.44%	0.44%	0.44%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	[2]	0.88%	0.63%	1.13%	0.48%
[1]	"Other Expenses" are based on estimated amounts for the Fund's current fiscal year.
[2]	BMO Asset Management Corp. (Adviser) has agreed to waive or reduce fees and reimburse expenses to the extent necessary to prevent class total annual operating expenses (including acquired fund fees and expenses, but excluding interest, taxes, brokerage commissions, other investment-related costs, and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund's business) from exceeding 0.88% for Class Y, 0.63% for Class I, 1.13% for Class R-3, and 0.48% for Class R-6 through December 31, 2014. This expense limitation agreement may not be terminated prior to December 31, 2014 unless the Fund's Board of Directors approves an earlier revision or termination as being in the best interests of the Fund.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are as shown in the table and remain the same. The costs in the one-year example and for the first year of the three-year example reflect the Adviser’s agreement to waive fees and reimburse expenses through December 31, 2014. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
Expense Example BMO Target Retirement 2010 Fund (USD $)	Class Y	Class I	Class R-3	Class R-6
1 Year	90	64	115	49
3 Years	375	297	453	249

Portfolio Turnover
The Fund incurs transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.
Principal Investment Strategies
The Fund will attempt to achieve its investment objectives by investing in a mix of BMO Funds and unaffiliated funds (the underlying funds) in different combinations and weightings. The Adviser may periodically rebalance or modify the asset mix of the funds and change the underlying funds.

The specific retirement year (target date) included in the Fund’s name refers to the approximate year an investor would plan to retire and assumes a retirement age of 65. The target date is the year that an investor likely would stop making new investments in the Fund. The Fund is designed for an investor who retired in or around the year 2010 at age 65 and who plans to withdraw the value of the investor’s account in the Fund gradually after retirement.

The Fund may invest no more than 60% of its total assets in funds that invest principally in equity securities. Equity securities in which the underlying funds may invest may be of any market capitalization and include common stock, preferred stock, rights and warrants, and securities convertible into common stock. The Fund also may invest in underlying funds that invest in fixed income securities of any quality or maturity and cash, cash equivalents, and other short-term fixed income instruments, including money market funds. While the Fund will invest primarily in underlying funds that invest in U.S. securities, some underlying funds may invest in foreign securities, including emerging markets.

The allocation to asset classes and funds is expected to change over time, becoming more conservative as time elapses. This change is referred to as the “glide path” to the retirement date. The decline in the equity allocation is necessary to reduce market risk and portfolio volatility approaching and into retirement. The Fund does not guarantee a level of income during retirement. It is intended to serve as a post-retirement investment portfolio to provide an income stream made up of regular withdrawals throughout retirement, as well as some growth to offset the effects of inflation. The following chart illustrates the Adviser’s approach to making these changes over time.

At March 31, 2013, the Fund’s allocation to funds that invest principally in equity securities was approximately 42% of its total assets. The Fund’s exposure to funds that invest principally in equity securities will continue to decline for as long as 10 years after its target date, when its allocation to funds that invest principally in equity securities will remain fixed at approximately 30% of its total assets with the remaining allocation devoted to funds that invest principally in fixed income securities and money market instruments. The allocations shown in the glide path represent target allocations, but they do not reflect any tactical decisions made by the Adviser to overweight or underweight a particular asset class or sector based on its market expectations. The target allocations assigned to the broad asset classes (equities and fixed income) are based upon the current market outlook.

The Adviser will continuously monitor the Fund and may make modifications to either the investment approach or the underlying fund allocations that the Adviser believes could benefit shareholders. Any change to existing target allocations or from tactical adjustments around the target allocations are not expected to vary from the existing target allocations set forth in the glide path by more than plus or minus ten percentage points.

Although the Fund intends to invest primarily in a combination of underlying funds, the Fund may invest directly in equity and fixed income securities and money market securities.
Principal Risks
The Fund cannot assure that it will achieve its investment objective. An investment in the Fund is not a deposit of BMO Harris Bank N.A., or any of its affiliates, and is not insured or guaranteed by the FDIC or any other government agency.

This section describes the principal risks associated with the Fund’s principal investment strategies. The net asset value of the Fund will vary, and you could lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Affiliated Fund Risk. The Adviser’s authority to select and substitute underlying funds from a variety of affiliated and unaffiliated mutual funds may create a conflict of interest because the Adviser and its affiliated companies typically receive fees from the affiliated funds.

Asset Allocation Risk. Investments in the Fund are subject to risks related to the Adviser’s allocation choices. The selection of the underlying funds and the allocation of the Fund’s assets among the various asset classes and market segments could cause the Fund to lose value or cause the Fund to underperform relevant benchmarks or other funds with similar investment objectives.

Market Risk. Stock and bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the Fund will fluctuate, which means that you could lose money.

Underlying Fund Investment Risk. The Fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in the Fund will incur fees to pay for certain expenses related to the operations of the Fund. An investor holding the underlying funds directly and in the same proportions as the Fund would incur lower overall expenses, but would not receive the benefit of the portfolio management and other services provided by the Fund. The Fund’s risks are directly related to the risks of the underlying funds. It is important to understand the risks associated with investing in the underlying funds.
  Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries, or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
  Large-, Mid-, and Small-Cap Risk. Stocks of different market capitalizations tend to go in and out of favor based on market and economic conditions. Historically, small- and mid-cap stocks tend to be more volatile than large-cap stocks, and small-cap stocks have been riskier than large- and mid-cap stocks. During a period when stocks of a particular market capitalization fall behind other types of investments, an underlying fund’s large-, mid-, or small-cap holdings could reduce performance.
  Style Risk. Different investment styles, such as growth or equity, tend to shift in and out of favor depending on market and investor sentiment. The Fund may underperform other funds that invest in underlying funds with similar asset classes but employ different investment styles.
  Foreign Securities Risk. Investing in foreign securities may involve additional risks, including currency-rate fluctuations, political and economic instability, differences in financial reporting standards, less-strict regulation of the securities markets, and possible imposition of foreign withholding taxes. Furthermore, a fund may incur higher costs and expenses when making foreign investments, which will affect the fund’s total return.
  Emerging Markets Risk. Investments in emerging markets can involve risks in addition to and greater than those generally associated with investing in more developed foreign markets, which may make emerging market securities more volatile and potentially less liquid than securities issued in more developed markets.
  Liquidity Risk. Liquidity risk refers to the possibility that a fund may not be able to sell or buy a security or close out an investment contract at a favorable price or time. Consequently, an underlying fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on the fund’s performance.
  Fixed Income Risk. Interest rates rise and fall over time, which will affect an underlying fund’s yield and share price. The credit quality of a portfolio investment could also cause an underlying fund’s share price to fall. An underlying fund could lose money if the issuer or counterparty defaults by failing to pay interest or principal when due. Fixed income securities may be paid off earlier or later than expected. Either situation could cause an underlying fund to hold securities paying lower-than-market rates of interest, which could hurt the fund’s yield or share price.
  High Yield Securities Risk. High yield securities, also referred to as “junk bonds” or non-investment grade securities, tend to be more sensitive to economic conditions than are higher-rated securities, generally involve more credit risk than securities in the higher-rated categories and are predominantly considered to be speculative. The issuers of high yield securities are typically more leveraged, and the risk of loss due to default by an issuer of high yield securities is significantly greater than issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors.
  Sector Risks. Companies with similar characteristics, such as those within the same industry, may be grouped together in broad categories called sectors. To the extent an underlying fund invests its assets in a particular sector, the fund’s performance may be more susceptible to any economic, business or other developments that generally affect that sector.

Fund Performance
The Fund is the successor to the portfolio of a collective trust fund (the “Collective Fund”) managed by the Adviser with objectives, policies and restrictions that were, in all material respects, equivalent to those of the Fund. It is anticipated that, at the Fund’s commencement of operations, the assets of the Collective Fund will be transferred to the Fund in exchange for Fund shares. The performance information shown for the Class I shares reflects the performance of the Collective Fund for periods before the Fund commenced operations, not adjusted to reflect the Class I expenses. If the Class I expenses had been deducted, the returns would be lower than those shown below. The Collective Fund was not registered under the Investment Company Act of 1940 (“1940 Act”) and was not subject to certain investment restrictions and diversification requirements that are imposed by the 1940 Act and the Internal Revenue Code which, if applicable, might have adversely affected the performance of the Collective Fund.

The bar chart and table show the historical performance of the Collective Fund and provide some indication of the risks of investing in the Fund. The bar chart shows how the Collective Fund’s total returns before taxes have varied from year to year, while the table compares the Collective Fund’s average annual total returns to the returns of a broad measure of market performance. Performance for the Fund’s Class Y, R-3 and R-6 shares will vary from the Class I shares based on the expenses of each class. Please keep in mind that the Collective Fund’s past performance does not represent how the Fund will perform in the future both before and after taxes. Investors may obtain updated performance information for the Fund at www.bmofundsus.com.
Class I—Annual Total Returns (calendar years 2006-2012)

For the period January 1, 2013 through March 31, 2013, the aggregate (non-annualized) total return for the Collective Fund was 4.08%.

During the periods shown in the bar chart for the Fund:

	Quarter Ended	Returns
Best quarter	6/30/2009	12.28%
Worst quarter	12/31/2008	(13.03)%

Average Annual Total Returns through 12/31/12
Average Annual Total Returns BMO Target Retirement 2010 Fund	1 Year	5 Year	Since Inception	Inception Date
Class I	12.71%	3.46%	5.03%	Oct 25, 2005
Class I Return After Taxes on Distributions				Oct 25, 2005
Class I Return After Taxes on Distributions and Sale of Fund Shares				Oct 25, 2005
S&P Target Date 2010 Index	8.94%	3.19%	4.91%	Oct 25, 2005

The S&P Target Date 2010 Index is designed to measure the performance of an asset allocation strategy that meets the objectives of investors with an approximate 2010 retirement horizon.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BMO FUNDS, INC.
Prospectus Date	rr_ProspectusDate	Aug 29, 2013
BMO Target Retirement 2010 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY BMO Target Retirement 2010 Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To achieve growth, income, and conservation of capital to varying degrees depending on its proximity to its target date. As the Fund has passed its target date, the Fund will reduce its emphasis on growth and increase its emphasis on income and preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund incurs transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” are based on estimated amounts for the Fund’s current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are as shown in the table and remain the same. The costs in the one-year example and for the first year of the three-year example reflect the Adviser’s agreement to waive fees and reimburse expenses through December 31, 2014. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund will attempt to achieve its investment objectives by investing in a mix of BMO Funds and unaffiliated funds (the underlying funds) in different combinations and weightings. The Adviser may periodically rebalance or modify the asset mix of the funds and change the underlying funds.

The specific retirement year (target date) included in the Fund’s name refers to the approximate year an investor would plan to retire and assumes a retirement age of 65. The target date is the year that an investor likely would stop making new investments in the Fund. The Fund is designed for an investor who retired in or around the year 2010 at age 65 and who plans to withdraw the value of the investor’s account in the Fund gradually after retirement.

The Fund may invest no more than 60% of its total assets in funds that invest principally in equity securities. Equity securities in which the underlying funds may invest may be of any market capitalization and include common stock, preferred stock, rights and warrants, and securities convertible into common stock. The Fund also may invest in underlying funds that invest in fixed income securities of any quality or maturity and cash, cash equivalents, and other short-term fixed income instruments, including money market funds. While the Fund will invest primarily in underlying funds that invest in U.S. securities, some underlying funds may invest in foreign securities, including emerging markets.

The allocation to asset classes and funds is expected to change over time, becoming more conservative as time elapses. This change is referred to as the “glide path” to the retirement date. The decline in the equity allocation is necessary to reduce market risk and portfolio volatility approaching and into retirement. The Fund does not guarantee a level of income during retirement. It is intended to serve as a post-retirement investment portfolio to provide an income stream made up of regular withdrawals throughout retirement, as well as some growth to offset the effects of inflation. The following chart illustrates the Adviser’s approach to making these changes over time.

At March 31, 2013, the Fund’s allocation to funds that invest principally in equity securities was approximately 42% of its total assets. The Fund’s exposure to funds that invest principally in equity securities will continue to decline for as long as 10 years after its target date, when its allocation to funds that invest principally in equity securities will remain fixed at approximately 30% of its total assets with the remaining allocation devoted to funds that invest principally in fixed income securities and money market instruments. The allocations shown in the glide path represent target allocations, but they do not reflect any tactical decisions made by the Adviser to overweight or underweight a particular asset class or sector based on its market expectations. The target allocations assigned to the broad asset classes (equities and fixed income) are based upon the current market outlook.

The Adviser will continuously monitor the Fund and may make modifications to either the investment approach or the underlying fund allocations that the Adviser believes could benefit shareholders. Any change to existing target allocations or from tactical adjustments around the target allocations are not expected to vary from the existing target allocations set forth in the glide path by more than plus or minus ten percentage points.

		Although the Fund intends to invest primarily in a combination of underlying funds, the Fund may invest directly in equity and fixed income securities and money market securities.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund cannot assure that it will achieve its investment objective. An investment in the Fund is not a deposit of BMO Harris Bank N.A., or any of its affiliates, and is not insured or guaranteed by the FDIC or any other government agency.

This section describes the principal risks associated with the Fund’s principal investment strategies. The net asset value of the Fund will vary, and you could lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Affiliated Fund Risk. The Adviser’s authority to select and substitute underlying funds from a variety of affiliated and unaffiliated mutual funds may create a conflict of interest because the Adviser and its affiliated companies typically receive fees from the affiliated funds.

Asset Allocation Risk. Investments in the Fund are subject to risks related to the Adviser’s allocation choices. The selection of the underlying funds and the allocation of the Fund’s assets among the various asset classes and market segments could cause the Fund to lose value or cause the Fund to underperform relevant benchmarks or other funds with similar investment objectives.

Market Risk. Stock and bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the Fund will fluctuate, which means that you could lose money.

Underlying Fund Investment Risk. The Fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in the Fund will incur fees to pay for certain expenses related to the operations of the Fund. An investor holding the underlying funds directly and in the same proportions as the Fund would incur lower overall expenses, but would not receive the benefit of the portfolio management and other services provided by the Fund. The Fund’s risks are directly related to the risks of the underlying funds. It is important to understand the risks associated with investing in the underlying funds.
  Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries, or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
  Large-, Mid-, and Small-Cap Risk. Stocks of different market capitalizations tend to go in and out of favor based on market and economic conditions. Historically, small- and mid-cap stocks tend to be more volatile than large-cap stocks, and small-cap stocks have been riskier than large- and mid-cap stocks. During a period when stocks of a particular market capitalization fall behind other types of investments, an underlying fund’s large-, mid-, or small-cap holdings could reduce performance.
  Style Risk. Different investment styles, such as growth or equity, tend to shift in and out of favor depending on market and investor sentiment. The Fund may underperform other funds that invest in underlying funds with similar asset classes but employ different investment styles.
  Foreign Securities Risk. Investing in foreign securities may involve additional risks, including currency-rate fluctuations, political and economic instability, differences in financial reporting standards, less-strict regulation of the securities markets, and possible imposition of foreign withholding taxes. Furthermore, a fund may incur higher costs and expenses when making foreign investments, which will affect the fund’s total return.
  Emerging Markets Risk. Investments in emerging markets can involve risks in addition to and greater than those generally associated with investing in more developed foreign markets, which may make emerging market securities more volatile and potentially less liquid than securities issued in more developed markets.
  Liquidity Risk. Liquidity risk refers to the possibility that a fund may not be able to sell or buy a security or close out an investment contract at a favorable price or time. Consequently, an underlying fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on the fund’s performance.
  Fixed Income Risk. Interest rates rise and fall over time, which will affect an underlying fund’s yield and share price. The credit quality of a portfolio investment could also cause an underlying fund’s share price to fall. An underlying fund could lose money if the issuer or counterparty defaults by failing to pay interest or principal when due. Fixed income securities may be paid off earlier or later than expected. Either situation could cause an underlying fund to hold securities paying lower-than-market rates of interest, which could hurt the fund’s yield or share price.
  High Yield Securities Risk. High yield securities, also referred to as “junk bonds” or non-investment grade securities, tend to be more sensitive to economic conditions than are higher-rated securities, generally involve more credit risk than securities in the higher-rated categories and are predominantly considered to be speculative. The issuers of high yield securities are typically more leveraged, and the risk of loss due to default by an issuer of high yield securities is significantly greater than issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors.
  Sector Risks. Companies with similar characteristics, such as those within the same industry, may be grouped together in broad categories called sectors. To the extent an underlying fund invests its assets in a particular sector, the fund’s performance may be more susceptible to any economic, business or other developments that generally affect that sector.

Risk Lose Money [Text]	rr_RiskLoseMoney	The net asset value of the Fund will vary, and you could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of BMO Harris Bank N.A., or any of its affiliates, and is not insured or guaranteed by the FDIC or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund is the successor to the portfolio of a collective trust fund (the “Collective Fund”) managed by the Adviser with objectives, policies and restrictions that were, in all material respects, equivalent to those of the Fund. It is anticipated that, at the Fund’s commencement of operations, the assets of the Collective Fund will be transferred to the Fund in exchange for Fund shares. The performance information shown for the Class I shares reflects the performance of the Collective Fund for periods before the Fund commenced operations, not adjusted to reflect the Class I expenses. If the Class I expenses had been deducted, the returns would be lower than those shown below. The Collective Fund was not registered under the Investment Company Act of 1940 (“1940 Act”) and was not subject to certain investment restrictions and diversification requirements that are imposed by the 1940 Act and the Internal Revenue Code which, if applicable, might have adversely affected the performance of the Collective Fund.

		The bar chart and table show the historical performance of the Collective Fund and provide some indication of the risks of investing in the Fund. The bar chart shows how the Collective Fund’s total returns before taxes have varied from year to year, while the table compares the Collective Fund’s average annual total returns to the returns of a broad measure of market performance. Performance for the Fund’s Class Y, R-3 and R-6 shares will vary from the Class I shares based on the expenses of each class. Please keep in mind that the Collective Fund’s past performance does not represent how the Fund will perform in the future both before and after taxes. Investors may obtain updated performance information for the Fund at www.bmofundsus.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table show the historical performance of the Collective Fund and provide some indication of the risks of investing in the Fund. The bar chart shows how the Collective Fund’s total returns before taxes have varied from year to year, while the table compares the Collective Fund’s average annual total returns to the returns of a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.bmofundsus.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please keep in mind that the Collective Fund’s past performance does not represent how the Fund will perform in the future both before and after taxes.
Bar Chart [Heading]	rr_BarChartHeading	Class I—Annual Total Returns (calendar years 2006-2012)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

For the period January 1, 2013 through March 31, 2013, the aggregate (non-annualized) total return for the Collective Fund was 4.08%.

During the periods shown in the bar chart for the Fund:

	Quarter Ended	Returns
Best quarter	6/30/2009	12.28%
Worst quarter	12/31/2008	(13.03)%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns through 12/31/12
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The S&P Target Date 2010 Index is designed to measure the performance of an asset allocation strategy that meets the objectives of investors with an approximate 2010 retirement horizon.
BMO Target Retirement 2010 Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed, for shares held less than 30 days)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.77%	[1]
Acquired (underlying) fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.55%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.32%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.44%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.88%	[2]
1 Year	rr_ExpenseExampleYear01	90
3 Years	rr_ExpenseExampleYear03	375
BMO Target Retirement 2010 Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed, for shares held less than 30 days)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.52%	[1]
Acquired (underlying) fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.55%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.07%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.44%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.63%	[2]
1 Year	rr_ExpenseExampleYear01	64
3 Years	rr_ExpenseExampleYear03	297
2006	rr_AnnualReturn2006	9.91%
2007	rr_AnnualReturn2007	6.46%
2008	rr_AnnualReturn2008	(24.80%)
2009	rr_AnnualReturn2009	24.06%
2010	rr_AnnualReturn2010	12.16%
2011	rr_AnnualReturn2011	0.50%
2012	rr_AnnualReturn2012	12.71%
Year to Date Return, Label	rr_YearToDateReturnLabel	the aggregate (non-annualized) total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.08%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.28%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.03%)
1 Year	rr_AverageAnnualReturnYear01	12.71%
5 Year	rr_AverageAnnualReturnYear05	3.46%
Since Inception	rr_AverageAnnualReturnSinceInception	5.03%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 25, 2005
BMO Target Retirement 2010 Fund | Class R-3
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed, for shares held less than 30 days)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.52%	[1]
Acquired (underlying) fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.55%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.57%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.44%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	1.13%	[2]
1 Year	rr_ExpenseExampleYear01	115
3 Years	rr_ExpenseExampleYear03	453
BMO Target Retirement 2010 Fund | Class R-6
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed, for shares held less than 30 days)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.37%	[1]
Acquired (underlying) fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.55%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.92%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.44%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.48%	[2]
1 Year	rr_ExpenseExampleYear01	49
3 Years	rr_ExpenseExampleYear03	249
BMO Target Retirement 2010 Fund | Return After Taxes on Distributions | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01
5 Year	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 25, 2005
BMO Target Retirement 2010 Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01
5 Year	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 25, 2005
BMO Target Retirement 2010 Fund | S&P Target Date 2010 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.94%
5 Year	rr_AverageAnnualReturnYear05	3.19%
Since Inception	rr_AverageAnnualReturnSinceInception	4.91%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 25, 2005

[1]	"Other Expenses" are based on estimated amounts for the Fund's current fiscal year.
[2]	BMO Asset Management Corp. (Adviser) has agreed to waive or reduce fees and reimburse expenses to the extent necessary to prevent class total annual operating expenses (including acquired fund fees and expenses, but excluding interest, taxes, brokerage commissions, other investment-related costs, and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund's business) from exceeding 0.88% for Class Y, 0.63% for Class I, 1.13% for Class R-3, and 0.48% for Class R-6 through December 31, 2014. This expense limitation agreement may not be terminated prior to December 31, 2014 unless the Fund's Board of Directors approves an earlier revision or termination as being in the best interests of the Fund.

BMO Target Retirement 2020 Fund
BMO Target Retirement 2020 Fund
Investment Objective:
To achieve growth, income, and conservation of capital to varying degrees depending on its proximity to its target date. As the Fund approaches and passes its target date, the Fund will reduce its emphasis on growth and increase its emphasis on income and preservation of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees BMO Target Retirement 2020 Fund	Class Y	Class I	Class R-3	Class R-6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	none	none	none	none
Redemption Fee (as a percentage of amount redeemed, for shares held less than 30 days)	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses BMO Target Retirement 2020 Fund		Class Y	Class I	Class R-3	Class R-6
Management Fees		none	none	none	none
Distribution (12b-1) fees		none	none	0.50%	none
Other Expenses	[1]	0.58%	0.33%	0.33%	0.18%
Acquired (underlying) fund fees and expenses		0.61%	0.61%	0.61%	0.61%
Total Annual Fund Operating Expenses		1.19%	0.94%	1.44%	0.79%
Fee Waiver and Expense Reimbursement	[2]	0.25%	0.25%	0.25%	0.25%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	[2]	0.94%	0.69%	1.19%	0.54%
[1]	“Other Expenses” are based on estimated amounts for the Fund’s current fiscal year.
[2]	BMO Asset Management Corp. (Adviser) has agreed to waive or reduce fees and reimburse expenses to the extent necessary to prevent class total annual operating expenses (including acquired fund fees and expenses, but excluding interest, taxes, brokerage commissions, other investment-related costs, and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business) from exceeding 0.94% for Class Y, 0.69% for Class I, 1.19% for Class R-3, and 0.54% for Class R-6 through December 31, 2014. This expense limitation agreement may not be terminated prior to December 31, 2014 unless the Fund’s Board of Directors approves an earlier revision or termination as being in the best interests of the Fund.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are as shown in the table and remain the same. The costs in the one-year example and for the first year of the three-year example reflect the Adviser’s agreement to waive fees and reimburse expenses through December 31, 2014. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
Expense Example BMO Target Retirement 2020 Fund (USD $)	Class Y	Class I	Class R-3	Class R-6
1 Year	96	70	121	55
3 Years	353	275	431	227

Portfolio Turnover
The Fund incurs transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.
Principal Investment Strategies
The Fund will attempt to achieve its investment objectives by investing in a mix of BMO Funds and unaffiliated funds (the underlying funds) in different combinations and weightings. The Adviser may periodically rebalance or modify the asset mix of the funds and change the underlying funds.

The specific retirement year (target date) included in the Fund’s name refers to the approximate year an investor would plan to retire and assumes a retirement age of 65. The target date is the year that an investor likely would stop making new investments in the Fund. The Fund is designed for an investor who expects to retire in or around the year 2020 at age 65 and who plans to withdraw the value of the investor’s account in the Fund gradually after retirement.

The Fund may invest no more than 80% of its total assets in funds that invest principally in equity securities. Equity securities in which the underlying funds may invest may be of any market capitalization and include common stock, preferred stock, rights and warrants, and securities convertible into common stock. The Fund also may invest in underlying funds that invest in fixed income securities of any quality or maturity and cash, cash equivalents, and other short-term fixed income instruments, including money market funds. While the Fund will invest primarily in underlying funds that invest in U.S. securities, some underlying funds may invest in foreign securities, including emerging markets.

The allocation to asset classes and funds is expected to change over time, becoming more conservative as time elapses. This change is referred to as the “glide path” to the retirement date. The decline in the equity allocation is necessary to reduce market risk and portfolio volatility approaching and into retirement. The Fund does not guarantee a level of income during retirement. It is intended to serve as a post-retirement investment portfolio to provide an income stream made up of regular withdrawals throughout retirement, as well as some growth to offset the effects of inflation. The following chart illustrates the Adviser’s approach to making these changes over time.

At the target date (2020), the Fund’s allocation to funds that invest principally in equity securities is anticipated to be approximately 47% of its total assets. The Fund’s exposure to funds that invest principally in equity securities will continue to decline for as long as 10 years after its target date, when its allocation to funds that invest principally in equity securities will remain fixed at approximately 30% of its total assets with the remaining allocation devoted to funds that invest principally in fixed income securities and money market instruments. The allocations shown in the glide path represent target allocations, but they do not reflect any tactical decisions made by the Adviser to overweight or underweight a particular asset class or sector based on its market expectations. The target allocations assigned to the broad asset classes (equities and fixed income) are based upon the current market outlook.

The Adviser will continuously monitor the Fund and may make modifications to either the investment approach or the under-lying fund allocations that the Adviser believes could benefit shareholders. Any change to existing target allocations or from tactical adjustments around the target allocations are not expected to vary from the existing target allocations set forth in the glide path by more than plus or minus ten percentage points.

Although the Fund intends to invest primarily in a combination of underlying funds, the Fund may invest directly in equity and fixed income securities and money market securities.
Principal Risks
The Fund cannot assure that it will achieve its investment objective. An investment in the Fund is not a deposit of BMO Harris Bank N.A., or any of its affiliates, and is not insured or guaranteed by the FDIC or any other government agency.

This section describes the principal risks associated with the Fund’s principal investment strategies. The net asset value of the Fund will vary, and you could lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Affiliated Fund Risk. The Adviser’s authority to select and substitute underlying funds from a variety of affiliated and unaffiliated mutual funds may create a conflict of interest because the Adviser and its affiliated companies typically receive fees from the affiliated funds.

Asset Allocation Risk. Investments in the Fund are subject to risks related to the Adviser’s allocation choices. The selection of the underlying funds and the allocation of the Fund’s assets among the various asset classes and market segments could cause the Fund to lose value or cause the Fund to underperform relevant benchmarks or other funds with similar investment objectives.

Market Risk. Stock and bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the Fund will fluctuate, which means that you could lose money.

Underlying Fund Investment Risk. The Fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in the Fund will incur fees to pay for certain expenses related to the operations of the Fund. An investor holding the underlying funds directly and in the same proportions as the Fund would incur lower overall expenses, but would not receive the benefit of the portfolio management and other services provided by the Fund. The Fund’s risks are directly related to the risks of the underlying funds. It is important to understand the risks associated with investing in the underlying funds.
  Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries, or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
  Large-, Mid-, and Small-Cap Risk. Stocks of different market capitalizations tend to go in and out of favor based on market and economic conditions. Historically, small- and mid-cap stocks tend to be more volatile than large-cap stocks, and small-cap stocks have been riskier than large- and mid-cap stocks. During a period when stocks of a particular market capitalization fall behind other types of investments, an underlying fund’s large-, mid-, or small-cap holdings could reduce performance.
  Style Risk. Different investment styles, such as growth or equity, tend to shift in and out of favor depending on market and investor sentiment. The Fund may underperform other funds that invest in underlying funds with similar asset classes but employ different investment styles.
  Foreign Securities Risk. Investing in foreign securities may involve additional risks, including currency-rate fluctuations, political and economic instability, differences in financial reporting standards, less-strict regulation of the securities markets, and possible imposition of foreign withholding taxes. Furthermore, a fund may incur higher costs and expenses when making foreign investments, which will affect the fund’s total return.
  Emerging Markets Risk. Investments in emerging markets can involve risks in addition to and greater than those generally associated with investing in more developed foreign markets, which may make emerging market securities more volatile and potentially less liquid than securities issued in more developed markets.
  Liquidity Risk. Liquidity risk refers to the possibility that a fund may not be able to sell or buy a security or close out an investment contract at a favorable price or time. Consequently, an underlying fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on the fund’s performance.
  Fixed Income Risk. Interest rates rise and fall over time, which will affect an underlying fund’s yield and share price. The credit quality of a portfolio investment could also cause an underlying fund’s share price to fall. An underlying fund could lose money if the issuer or counterparty defaults by failing to pay interest or principal when due. Fixed income securities may be paid off earlier or later than expected. Either situation could cause an underlying fund to hold securities paying lower-than-market rates of interest, which could hurt the fund’s yield or share price.
  High Yield Securities Risk. High yield securities, also referred to as “junk bonds” or non-investment grade securities, tend to be more sensitive to economic conditions than are higher-rated securities, generally involve more credit risk than securities in the higher-rated categories and are predominantly considered to be speculative. The issuers of high yield securities are typically more leveraged, and the risk of loss due to default by an issuer of high yield securities is significantly greater than issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors.
  Sector Risks. Companies with similar characteristics, such as those within the same industry, may be grouped together in broad categories called sectors. To the extent an underlying fund invests its assets in a particular sector, the fund’s performance may be more susceptible to any economic, business or other developments that generally affect that sector.

Fund Performance
The Fund is the successor to the portfolio of a collective trust fund (the “Collective Fund”) managed by the Adviser with objectives, policies and restrictions that were, in all material respects, equivalent to those of the Fund. It is anticipated that, at the Fund’s commencement of operations, the assets of the Collective Fund will be transferred to the Fund in exchange for Fund shares. The performance information shown for the Class I shares reflects the performance of the Collective Fund for periods before the Fund commenced operations, not adjusted to reflect the Class I expenses. If the Class I expenses had been deducted, the returns would be lower than those shown below. The Collective Fund was not registered under the Investment Company Act of 1940 (“1940 Act”) and was not subject to certain investment restrictions and diversification requirements that are imposed by the 1940 Act and the Internal Revenue Code which, if applicable, might have adversely affected the performance of the Collective Fund.

The bar chart and table show the historical performance of the Collective Fund and provide some indication of the risks of investing in the Fund. The bar chart shows how the Collective Fund’s total returns before taxes have varied from year to year, while the table compares the Collective Fund’s average annual total returns to the returns of a broad measure of market performance. Performance for the Fund’s Class Y, R-3 and R-6 shares will vary from the Class I shares based on the expenses of each class. Please keep in mind that the Collective Fund’s past performance does not represent how the Fund will perform in the future both before and after taxes. Investors may obtain updated performance information for the Fund at www.bmofundsus.com.
Class I—Annual Total Returns (calendar years 2006-2012)

For the period January 1, 2013 through March 31, 2013, the aggregate (non-annualized) total return for the Collective Fund was 5.79%.

During the periods shown in the bar chart for the Fund:

	Quarter Ended	Returns
Best quarter	6/30/2009	15.19%
Worst quarter	12/31/2008	(17.51)%

Average Annual Total Returns through 12/31/12
Average Annual Total Returns BMO Target Retirement 2020 Fund	1 Year	5 Year	Since Inception	Inception Date
Class I	14.52%	2.56%	4.35%	Dec 2, 2005
Class I Return After Taxes on Distributions				Dec 2, 2005
Class I Return After Taxes on Distributions and Sale of Fund Shares				Dec 2, 2005
S&P Target Date 2020 Index	11.48%	2.70%	4.56%	Dec 2, 2005

The S&P Target Date 2020 Index is designed to measure the performance of an asset allocation strategy that meets the objectives of investors with an approximate 2020 target retirement horizon.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BMO FUNDS, INC.
Prospectus Date	rr_ProspectusDate	Aug 29, 2013
BMO Target Retirement 2020 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	BMO Target Retirement 2020 Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To achieve growth, income, and conservation of capital to varying degrees depending on its proximity to its target date. As the Fund approaches and passes its target date, the Fund will reduce its emphasis on growth and increase its emphasis on income and preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund incurs transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” are based on estimated amounts for the Fund’s current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are as shown in the table and remain the same. The costs in the one-year example and for the first year of the three-year example reflect the Adviser’s agreement to waive fees and reimburse expenses through December 31, 2014. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund will attempt to achieve its investment objectives by investing in a mix of BMO Funds and unaffiliated funds (the underlying funds) in different combinations and weightings. The Adviser may periodically rebalance or modify the asset mix of the funds and change the underlying funds.

The specific retirement year (target date) included in the Fund’s name refers to the approximate year an investor would plan to retire and assumes a retirement age of 65. The target date is the year that an investor likely would stop making new investments in the Fund. The Fund is designed for an investor who expects to retire in or around the year 2020 at age 65 and who plans to withdraw the value of the investor’s account in the Fund gradually after retirement.

The Fund may invest no more than 80% of its total assets in funds that invest principally in equity securities. Equity securities in which the underlying funds may invest may be of any market capitalization and include common stock, preferred stock, rights and warrants, and securities convertible into common stock. The Fund also may invest in underlying funds that invest in fixed income securities of any quality or maturity and cash, cash equivalents, and other short-term fixed income instruments, including money market funds. While the Fund will invest primarily in underlying funds that invest in U.S. securities, some underlying funds may invest in foreign securities, including emerging markets.

The allocation to asset classes and funds is expected to change over time, becoming more conservative as time elapses. This change is referred to as the “glide path” to the retirement date. The decline in the equity allocation is necessary to reduce market risk and portfolio volatility approaching and into retirement. The Fund does not guarantee a level of income during retirement. It is intended to serve as a post-retirement investment portfolio to provide an income stream made up of regular withdrawals throughout retirement, as well as some growth to offset the effects of inflation. The following chart illustrates the Adviser’s approach to making these changes over time.

At the target date (2020), the Fund’s allocation to funds that invest principally in equity securities is anticipated to be approximately 47% of its total assets. The Fund’s exposure to funds that invest principally in equity securities will continue to decline for as long as 10 years after its target date, when its allocation to funds that invest principally in equity securities will remain fixed at approximately 30% of its total assets with the remaining allocation devoted to funds that invest principally in fixed income securities and money market instruments. The allocations shown in the glide path represent target allocations, but they do not reflect any tactical decisions made by the Adviser to overweight or underweight a particular asset class or sector based on its market expectations. The target allocations assigned to the broad asset classes (equities and fixed income) are based upon the current market outlook.

The Adviser will continuously monitor the Fund and may make modifications to either the investment approach or the under-lying fund allocations that the Adviser believes could benefit shareholders. Any change to existing target allocations or from tactical adjustments around the target allocations are not expected to vary from the existing target allocations set forth in the glide path by more than plus or minus ten percentage points.

		Although the Fund intends to invest primarily in a combination of underlying funds, the Fund may invest directly in equity and fixed income securities and money market securities.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund cannot assure that it will achieve its investment objective. An investment in the Fund is not a deposit of BMO Harris Bank N.A., or any of its affiliates, and is not insured or guaranteed by the FDIC or any other government agency.

This section describes the principal risks associated with the Fund’s principal investment strategies. The net asset value of the Fund will vary, and you could lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Affiliated Fund Risk. The Adviser’s authority to select and substitute underlying funds from a variety of affiliated and unaffiliated mutual funds may create a conflict of interest because the Adviser and its affiliated companies typically receive fees from the affiliated funds.

Asset Allocation Risk. Investments in the Fund are subject to risks related to the Adviser’s allocation choices. The selection of the underlying funds and the allocation of the Fund’s assets among the various asset classes and market segments could cause the Fund to lose value or cause the Fund to underperform relevant benchmarks or other funds with similar investment objectives.

Market Risk. Stock and bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the Fund will fluctuate, which means that you could lose money.

Underlying Fund Investment Risk. The Fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in the Fund will incur fees to pay for certain expenses related to the operations of the Fund. An investor holding the underlying funds directly and in the same proportions as the Fund would incur lower overall expenses, but would not receive the benefit of the portfolio management and other services provided by the Fund. The Fund’s risks are directly related to the risks of the underlying funds. It is important to understand the risks associated with investing in the underlying funds.
  Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries, or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
  Large-, Mid-, and Small-Cap Risk. Stocks of different market capitalizations tend to go in and out of favor based on market and economic conditions. Historically, small- and mid-cap stocks tend to be more volatile than large-cap stocks, and small-cap stocks have been riskier than large- and mid-cap stocks. During a period when stocks of a particular market capitalization fall behind other types of investments, an underlying fund’s large-, mid-, or small-cap holdings could reduce performance.
  Style Risk. Different investment styles, such as growth or equity, tend to shift in and out of favor depending on market and investor sentiment. The Fund may underperform other funds that invest in underlying funds with similar asset classes but employ different investment styles.
  Foreign Securities Risk. Investing in foreign securities may involve additional risks, including currency-rate fluctuations, political and economic instability, differences in financial reporting standards, less-strict regulation of the securities markets, and possible imposition of foreign withholding taxes. Furthermore, a fund may incur higher costs and expenses when making foreign investments, which will affect the fund’s total return.
  Emerging Markets Risk. Investments in emerging markets can involve risks in addition to and greater than those generally associated with investing in more developed foreign markets, which may make emerging market securities more volatile and potentially less liquid than securities issued in more developed markets.
  Liquidity Risk. Liquidity risk refers to the possibility that a fund may not be able to sell or buy a security or close out an investment contract at a favorable price or time. Consequently, an underlying fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on the fund’s performance.
  Fixed Income Risk. Interest rates rise and fall over time, which will affect an underlying fund’s yield and share price. The credit quality of a portfolio investment could also cause an underlying fund’s share price to fall. An underlying fund could lose money if the issuer or counterparty defaults by failing to pay interest or principal when due. Fixed income securities may be paid off earlier or later than expected. Either situation could cause an underlying fund to hold securities paying lower-than-market rates of interest, which could hurt the fund’s yield or share price.
  High Yield Securities Risk. High yield securities, also referred to as “junk bonds” or non-investment grade securities, tend to be more sensitive to economic conditions than are higher-rated securities, generally involve more credit risk than securities in the higher-rated categories and are predominantly considered to be speculative. The issuers of high yield securities are typically more leveraged, and the risk of loss due to default by an issuer of high yield securities is significantly greater than issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors.
  Sector Risks. Companies with similar characteristics, such as those within the same industry, may be grouped together in broad categories called sectors. To the extent an underlying fund invests its assets in a particular sector, the fund’s performance may be more susceptible to any economic, business or other developments that generally affect that sector.

Risk Lose Money [Text]	rr_RiskLoseMoney	The net asset value of the Fund will vary, and you could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of BMO Harris Bank N.A., or any of its affiliates, and is not insured or guaranteed by the FDIC or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund is the successor to the portfolio of a collective trust fund (the “Collective Fund”) managed by the Adviser with objectives, policies and restrictions that were, in all material respects, equivalent to those of the Fund. It is anticipated that, at the Fund’s commencement of operations, the assets of the Collective Fund will be transferred to the Fund in exchange for Fund shares. The performance information shown for the Class I shares reflects the performance of the Collective Fund for periods before the Fund commenced operations, not adjusted to reflect the Class I expenses. If the Class I expenses had been deducted, the returns would be lower than those shown below. The Collective Fund was not registered under the Investment Company Act of 1940 (“1940 Act”) and was not subject to certain investment restrictions and diversification requirements that are imposed by the 1940 Act and the Internal Revenue Code which, if applicable, might have adversely affected the performance of the Collective Fund.

		The bar chart and table show the historical performance of the Collective Fund and provide some indication of the risks of investing in the Fund. The bar chart shows how the Collective Fund’s total returns before taxes have varied from year to year, while the table compares the Collective Fund’s average annual total returns to the returns of a broad measure of market performance. Performance for the Fund’s Class Y, R-3 and R-6 shares will vary from the Class I shares based on the expenses of each class. Please keep in mind that the Collective Fund’s past performance does not represent how the Fund will perform in the future both before and after taxes. Investors may obtain updated performance information for the Fund at www.bmofundsus.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table show the historical performance of the Collective Fund and provide some indication of the risks of investing in the Fund. The bar chart shows how the Collective Fund’s total returns before taxes have varied from year to year, while the table compares the Collective Fund’s average annual total returns to the returns of a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.bmofundsus.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please keep in mind that the Collective Fund’s past performance does not represent how the Fund will perform in the future both before and after taxes.
Bar Chart [Heading]	rr_BarChartHeading	Class I—Annual Total Returns (calendar years 2006-2012)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

For the period January 1, 2013 through March 31, 2013, the aggregate (non-annualized) total return for the Collective Fund was 5.79%.

During the periods shown in the bar chart for the Fund:

	Quarter Ended	Returns
Best quarter	6/30/2009	15.19%
Worst quarter	12/31/2008	(17.51)%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns through 12/31/12
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The S&P Target Date 2020 Index is designed to measure the performance of an asset allocation strategy that meets the objectives of investors with an approximate 2020 target retirement horizon.
BMO Target Retirement 2020 Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed, for shares held less than 30 days)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.58%	[1]
Acquired (underlying) fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.61%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.19%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.25%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.94%	[2]
1 Year	rr_ExpenseExampleYear01	96
3 Years	rr_ExpenseExampleYear03	353
BMO Target Retirement 2020 Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed, for shares held less than 30 days)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.33%	[1]
Acquired (underlying) fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.61%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.94%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.25%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.69%	[2]
1 Year	rr_ExpenseExampleYear01	70
3 Years	rr_ExpenseExampleYear03	275
2006	rr_AnnualReturn2006	11.90%
2007	rr_AnnualReturn2007	6.67%
2008	rr_AnnualReturn2008	(32.22%)
2009	rr_AnnualReturn2009	29.65%
2010	rr_AnnualReturn2010	14.37%
2011	rr_AnnualReturn2011	(1.40%)
2012	rr_AnnualReturn2012	14.52%
Year to Date Return, Label	rr_YearToDateReturnLabel	the aggregate (non-annualized) total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.79%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.19%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.51%)
1 Year	rr_AverageAnnualReturnYear01	14.52%
5 Year	rr_AverageAnnualReturnYear05	2.56%
Since Inception	rr_AverageAnnualReturnSinceInception	4.35%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 2, 2005
BMO Target Retirement 2020 Fund | Class R-3
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed, for shares held less than 30 days)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.33%	[1]
Acquired (underlying) fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.61%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.44%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.25%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	1.19%	[2]
1 Year	rr_ExpenseExampleYear01	121
3 Years	rr_ExpenseExampleYear03	431
BMO Target Retirement 2020 Fund | Class R-6
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed, for shares held less than 30 days)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.18%	[1]
Acquired (underlying) fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.61%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.79%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.25%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.54%	[2]
1 Year	rr_ExpenseExampleYear01	55
3 Years	rr_ExpenseExampleYear03	227
BMO Target Retirement 2020 Fund | Return After Taxes on Distributions | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01
5 Year	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 2, 2005
BMO Target Retirement 2020 Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01
5 Year	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 2, 2005
BMO Target Retirement 2020 Fund | S&P Target Date 2020 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.48%
5 Year	rr_AverageAnnualReturnYear05	2.70%
Since Inception	rr_AverageAnnualReturnSinceInception	4.56%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 2, 2005

[1]	“Other Expenses” are based on estimated amounts for the Fund’s current fiscal year.
[2]	BMO Asset Management Corp. (Adviser) has agreed to waive or reduce fees and reimburse expenses to the extent necessary to prevent class total annual operating expenses (including acquired fund fees and expenses, but excluding interest, taxes, brokerage commissions, other investment-related costs, and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business) from exceeding 0.94% for Class Y, 0.69% for Class I, 1.19% for Class R-3, and 0.54% for Class R-6 through December 31, 2014. This expense limitation agreement may not be terminated prior to December 31, 2014 unless the Fund’s Board of Directors approves an earlier revision or termination as being in the best interests of the Fund.

BMO Target Retirement 2030 Fund
BMO Target Retirement 2030 Fund
Investment Objective:
To achieve growth, income, and conservation of capital to varying degrees depending on its proximity to its target date. As the Fund approaches and passes its target date, the Fund will reduce its emphasis on growth and increase its emphasis on income and preservation of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees BMO Target Retirement 2030 Fund	Class Y	Class I	Class R-3	Class R-6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	none	none	none	none
Redemption Fee (as a percentage of amount redeemed, for shares held less than 30 days)	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses BMO Target Retirement 2030 Fund		Class Y	Class I	Class R-3	Class R-6
Management Fees		none	none	none	none
Distribution (12b-1) fees		none	none	0.50%	none
Other Expenses	[1]	0.64%	0.39%	0.39%	0.24%
Acquired (underlying) fund fees and expenses		0.64%	0.64%	0.64%	0.64%
Total Annual Fund Operating Expenses		1.28%	1.03%	1.53%	0.88%
Fee Waiver and Expense Reimbursement	[2]	0.27%	0.27%	0.27%	0.27%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	[2]	1.01%	0.76%	1.26%	0.61%
[1]	“Other Expenses” are based on estimated amounts for the Fund’s current fiscal year.
[2]	BMO Asset Management Corp. (Adviser) has agreed to waive or reduce fees and reimburse expenses to the extent necessary to prevent class total annual operating expenses (including acquired fund fees and expenses, but excluding interest, taxes, brokerage commissions, other investment-related costs, and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business) from exceeding 1.01% for Class Y, 0.76% for Class I, 1.26% for Class R-3, and 0.61% for Class R-6 through December 31, 2014. This expense limitation agreement may not be terminated prior to December 31, 2014 unless the Fund’s Board of Directors approves an earlier revision or termination as being in the best interests of the Fund.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are as shown in the table and remain the same. The costs in the one-year example and for the first year of the three-year example reflect the Adviser’s agreement to waive fees and reimburse expenses through December 31, 2014. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
Expense Example BMO Target Retirement 2030 Fund (USD $)	Class Y	Class I	Class R-3	Class R-6
1 Year	103	78	128	62
3 Years	379	301	457	254

Portfolio Turnover
The Fund incurs transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.
Principal Investment Strategies
The Fund will attempt to achieve its investment objectives by investing in a mix of BMO Funds and unaffiliated funds (the underlying funds) in different combinations and weightings. The Adviser may periodically rebalance or modify the asset mix of the funds and change the underlying funds.

The specific retirement year (target date) included in the Fund’s name refers to the approximate year an investor would plan to retire and assumes a retirement age of 65. The target date is the year that an investor likely would stop making new investments in the Fund. The Fund is designed for an investor who expects to retire in or around the year 2030 at age 65 and who plans to withdraw the value of the investor’s account in the Fund gradually after retirement.

The Fund may invest no more than 90% of its total assets in funds that invest principally in equity securities. Equity securities in which the underlying funds may invest may be of any market capitalization and include common stock, preferred stock, rights and warrants, and securities convertible into common stock. The Fund also may invest in underlying funds that invest in fixed income securities of any quality or maturity and cash, cash equivalents, and other short-term fixed income instruments, including money market funds. While the Fund will invest primarily in underlying funds that invest in U.S. securities, some underlying funds may invest in foreign securities, including emerging markets.

The allocation to asset classes and funds is expected to change over time, becoming more conservative as time elapses. This change is referred to as the “glide path” to the retirement date. The decline in the equity allocation is necessary to reduce market risk and portfolio volatility approaching and into retirement. The Fund does not guarantee a level of income during retirement. It is intended to serve as a post-retirement investment portfolio to provide an income stream made up of regular withdrawals throughout retirement, as well as some growth to offset the effects of inflation. The following chart illustrates the Adviser’s approach to making these changes over time.

At the target date (2030), the Fund’s allocation to funds that invest principally in equity securities is anticipated to be approximately 47% of its total assets. The Fund’s exposure to funds that invest principally in equity securities will continue to decline for as long as 10 years after its target date, when its allocation to funds that invest principally in equity securities will remain fixed at approximately 30% of its total assets with the remaining allocation devoted to funds that invest principally in fixed income securities and money market instruments. The allocations shown in the glide path represent target allocations, but they do not reflect any tactical decisions made by the Adviser to overweight or underweight a particular asset class or sector based on its market expectations. The target allocations assigned to the broad asset classes (equities and fixed income) are based upon the current market outlook.

The Adviser will continuously monitor the Fund and may make modifications to either the investment approach or the underlying fund allocations that the Adviser believes could benefit shareholders. Any change to existing target allocations or from tactical adjustments around the target allocations are not expected to vary from the existing target allocations set forth in the glide path by more than plus or minus ten percentage points.

Although the Fund intends to invest primarily in a combination of underlying funds, the Fund may invest directly in equity and fixed income securities and money market securities.
Principal Risks
The Fund cannot assure that it will achieve its investment objective. An investment in the Fund is not a deposit of BMO Harris Bank N.A., or any of its affiliates, and is not insured or guaranteed by the FDIC or any other government agency.

This section describes the principal risks associated with the Fund’s principal investment strategies. The net asset value of the Fund will vary, and you could lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Affiliated Fund Risk. The Adviser’s authority to select and substitute underlying funds from a variety of affiliated and unaffiliated mutual funds may create a conflict of interest because the Adviser and its affiliated companies typically receive fees from the affiliated funds.

Asset Allocation Risk. Investments in the Fund are subject to risks related to the Adviser’s allocation choices. The selection of the underlying funds and the allocation of the Fund’s assets among the various asset classes and market segments could cause the Fund to lose value or cause the Fund to underperform relevant benchmarks or other funds with similar investment objectives.

Market Risk. Stock and bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the Fund will fluctuate, which means that you could lose money.

Underlying Fund Investment Risk. The Fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in the Fund will incur fees to pay for certain expenses related to the operations of the Fund. An investor holding the underlying funds directly and in the same proportions as the Fund would incur lower overall expenses, but would not receive the benefit of the portfolio management and other services provided by the Fund. The Fund’s risks are directly related to the risks of the underlying funds. It is important to understand the risks associated with investing in the underlying funds.
  Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries, or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
  Large-, Mid-, and Small-Cap Risk. Stocks of different market capitalizations tend to go in and out of favor based on market and economic conditions. Historically, small- and mid-cap stocks tend to be more volatile than large-cap stocks, and small-cap stocks have been riskier than large- and mid-cap stocks. During a period when stocks of a particular market capitalization fall behind other types of investments, an underlying fund’s large-, mid-, or small-cap holdings could reduce performance.
  Style Risk. Different investment styles, such as growth or equity, tend to shift in and out of favor depending on market and investor sentiment. The Fund may underperform other funds that invest in underlying funds with similar asset classes but employ different investment styles.
  Foreign Securities Risk. Investing in foreign securities may involve additional risks, including currency-rate fluctuations, political and economic instability, differences in financial reporting standards, less-strict regulation of the securities markets, and possible imposition of foreign withholding taxes. Furthermore, a fund may incur higher costs and expenses when making foreign investments, which will affect the fund’s total return.
  Emerging Markets Risk. Investments in emerging markets can involve risks in addition to and greater than those generally associated with investing in more developed foreign markets, which may make emerging market securities more volatile and potentially less liquid than securities issued in more developed markets.
  Liquidity Risk. Liquidity risk refers to the possibility that a fund may not be able to sell or buy a security or close out an investment contract at a favorable price or time. Consequently, an underlying fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on the fund’s performance.
  Fixed Income Risk. Interest rates rise and fall over time, which will affect an underlying fund’s yield and share price. The credit quality of a portfolio investment could also cause an underlying fund’s share price to fall. An underlying fund could lose money if the issuer or counterparty defaults by failing to pay interest or principal when due. Fixed income securities may be paid off earlier or later than expected. Either situation could cause an underlying fund to hold securities paying lower-than-market rates of interest, which could hurt the fund’s yield or share price.
  High Yield Securities Risk. High yield securities, also referred to as “junk bonds” or non-investment grade securities, tend to be more sensitive to economic conditions than are higher-rated securities, generally involve more credit risk than securities in the higher-rated categories and are predominantly considered to be speculative. The issuers of high yield securities are typically more leveraged, and the risk of loss due to default by an issuer of high yield securities is significantly greater than issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors.
  Sector Risks. Companies with similar characteristics, such as those within the same industry, may be grouped together in broad categories called sectors. To the extent an underlying fund invests its assets in a particular sector, the fund’s performance may be more susceptible to any economic, business or other developments that generally affect that sector.

Fund Performance
The Fund is the successor to the portfolio of a collective trust fund (the “Collective Fund”) managed by the Adviser with objectives, policies and restrictions that were, in all material respects, equivalent to those of the Fund. It is anticipated that, at the Fund’s commencement of operations, the assets of the Collective Fund will be transferred to the Fund in exchange for Fund shares. The performance information shown for the Class I shares reflects the performance of the Collective Fund for periods before the Fund commenced operations, not adjusted to reflect the Class I expenses. If the Class I expenses had been deducted, the returns would be lower than those shown below. The Collective Fund was not registered under the Investment Company Act of 1940 (“1940 Act”) and was not subject to certain investment restrictions and diversification requirements that are imposed by the 1940 Act and the Internal Revenue Code which, if applicable, might have adversely affected the performance of the Collective Fund.

The bar chart and table show the historical performance of the Collective Fund and provide some indication of the risks of investing in the Fund. The bar chart shows how the Collective Fund’s total returns before taxes have varied from year to year, while the table compares the Collective Fund’s average annual total returns to the returns of a broad measure of market performance. Performance for the Fund’s Class Y, R-3 and R-6 shares will vary from the Class I shares based on the expenses of each class. Please keep in mind that the Collective Fund’s past performance does not represent how the Fund will perform in the future both before and after taxes. Investors may obtain updated performance information for the Fund at www.bmofundsus.com.
Class I—Annual Total Returns (calendar years 2006-2012)

For the period January 1, 2013 through March 31, 2013, the aggregate (non-annualized) total return for the Collective Fund was 7.23%.

During the periods shown in the bar chart for the Fund:

	Quarter Ended	Returns
Best quarter	6/30/2009	16.73%
Worst quarter	12/31/2008	(20.01)%

Average Annual Total Returns through 12/31/12
Average Annual Total Returns BMO Target Retirement 2030 Fund	1 Year	5 Year	Since Inception	Inception Date
Class I	15.79%	1.79%	3.93%	Dec 2, 2005
Class I Return After Taxes on Distributions				Dec 2, 2005
Class I Return After Taxes on Distributions and Sale of Fund Shares				Dec 2, 2005
S&P Target Date 2030 Index	13.43%	2.00%	4.32%	Dec 2, 2005

The S&P Target Date 2030 Index is designed to measure the performance of an asset allocation strategy that meets the objectives of investors with an approximate 2030 target retirement horizon.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BMO FUNDS, INC.
Prospectus Date	rr_ProspectusDate	Aug 29, 2013
BMO Target Retirement 2030 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	BMO Target Retirement 2030 Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To achieve growth, income, and conservation of capital to varying degrees depending on its proximity to its target date. As the Fund approaches and passes its target date, the Fund will reduce its emphasis on growth and increase its emphasis on income and preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund incurs transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” are based on estimated amounts for the Fund’s current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are as shown in the table and remain the same. The costs in the one-year example and for the first year of the three-year example reflect the Adviser’s agreement to waive fees and reimburse expenses through December 31, 2014. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund will attempt to achieve its investment objectives by investing in a mix of BMO Funds and unaffiliated funds (the underlying funds) in different combinations and weightings. The Adviser may periodically rebalance or modify the asset mix of the funds and change the underlying funds.

The specific retirement year (target date) included in the Fund’s name refers to the approximate year an investor would plan to retire and assumes a retirement age of 65. The target date is the year that an investor likely would stop making new investments in the Fund. The Fund is designed for an investor who expects to retire in or around the year 2030 at age 65 and who plans to withdraw the value of the investor’s account in the Fund gradually after retirement.

The Fund may invest no more than 90% of its total assets in funds that invest principally in equity securities. Equity securities in which the underlying funds may invest may be of any market capitalization and include common stock, preferred stock, rights and warrants, and securities convertible into common stock. The Fund also may invest in underlying funds that invest in fixed income securities of any quality or maturity and cash, cash equivalents, and other short-term fixed income instruments, including money market funds. While the Fund will invest primarily in underlying funds that invest in U.S. securities, some underlying funds may invest in foreign securities, including emerging markets.

The allocation to asset classes and funds is expected to change over time, becoming more conservative as time elapses. This change is referred to as the “glide path” to the retirement date. The decline in the equity allocation is necessary to reduce market risk and portfolio volatility approaching and into retirement. The Fund does not guarantee a level of income during retirement. It is intended to serve as a post-retirement investment portfolio to provide an income stream made up of regular withdrawals throughout retirement, as well as some growth to offset the effects of inflation. The following chart illustrates the Adviser’s approach to making these changes over time.

At the target date (2030), the Fund’s allocation to funds that invest principally in equity securities is anticipated to be approximately 47% of its total assets. The Fund’s exposure to funds that invest principally in equity securities will continue to decline for as long as 10 years after its target date, when its allocation to funds that invest principally in equity securities will remain fixed at approximately 30% of its total assets with the remaining allocation devoted to funds that invest principally in fixed income securities and money market instruments. The allocations shown in the glide path represent target allocations, but they do not reflect any tactical decisions made by the Adviser to overweight or underweight a particular asset class or sector based on its market expectations. The target allocations assigned to the broad asset classes (equities and fixed income) are based upon the current market outlook.

The Adviser will continuously monitor the Fund and may make modifications to either the investment approach or the underlying fund allocations that the Adviser believes could benefit shareholders. Any change to existing target allocations or from tactical adjustments around the target allocations are not expected to vary from the existing target allocations set forth in the glide path by more than plus or minus ten percentage points.

		Although the Fund intends to invest primarily in a combination of underlying funds, the Fund may invest directly in equity and fixed income securities and money market securities.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund cannot assure that it will achieve its investment objective. An investment in the Fund is not a deposit of BMO Harris Bank N.A., or any of its affiliates, and is not insured or guaranteed by the FDIC or any other government agency.

This section describes the principal risks associated with the Fund’s principal investment strategies. The net asset value of the Fund will vary, and you could lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Affiliated Fund Risk. The Adviser’s authority to select and substitute underlying funds from a variety of affiliated and unaffiliated mutual funds may create a conflict of interest because the Adviser and its affiliated companies typically receive fees from the affiliated funds.

Asset Allocation Risk. Investments in the Fund are subject to risks related to the Adviser’s allocation choices. The selection of the underlying funds and the allocation of the Fund’s assets among the various asset classes and market segments could cause the Fund to lose value or cause the Fund to underperform relevant benchmarks or other funds with similar investment objectives.

Market Risk. Stock and bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the Fund will fluctuate, which means that you could lose money.

Underlying Fund Investment Risk. The Fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in the Fund will incur fees to pay for certain expenses related to the operations of the Fund. An investor holding the underlying funds directly and in the same proportions as the Fund would incur lower overall expenses, but would not receive the benefit of the portfolio management and other services provided by the Fund. The Fund’s risks are directly related to the risks of the underlying funds. It is important to understand the risks associated with investing in the underlying funds.
  Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries, or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
  Large-, Mid-, and Small-Cap Risk. Stocks of different market capitalizations tend to go in and out of favor based on market and economic conditions. Historically, small- and mid-cap stocks tend to be more volatile than large-cap stocks, and small-cap stocks have been riskier than large- and mid-cap stocks. During a period when stocks of a particular market capitalization fall behind other types of investments, an underlying fund’s large-, mid-, or small-cap holdings could reduce performance.
  Style Risk. Different investment styles, such as growth or equity, tend to shift in and out of favor depending on market and investor sentiment. The Fund may underperform other funds that invest in underlying funds with similar asset classes but employ different investment styles.
  Foreign Securities Risk. Investing in foreign securities may involve additional risks, including currency-rate fluctuations, political and economic instability, differences in financial reporting standards, less-strict regulation of the securities markets, and possible imposition of foreign withholding taxes. Furthermore, a fund may incur higher costs and expenses when making foreign investments, which will affect the fund’s total return.
  Emerging Markets Risk. Investments in emerging markets can involve risks in addition to and greater than those generally associated with investing in more developed foreign markets, which may make emerging market securities more volatile and potentially less liquid than securities issued in more developed markets.
  Liquidity Risk. Liquidity risk refers to the possibility that a fund may not be able to sell or buy a security or close out an investment contract at a favorable price or time. Consequently, an underlying fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on the fund’s performance.
  Fixed Income Risk. Interest rates rise and fall over time, which will affect an underlying fund’s yield and share price. The credit quality of a portfolio investment could also cause an underlying fund’s share price to fall. An underlying fund could lose money if the issuer or counterparty defaults by failing to pay interest or principal when due. Fixed income securities may be paid off earlier or later than expected. Either situation could cause an underlying fund to hold securities paying lower-than-market rates of interest, which could hurt the fund’s yield or share price.
  High Yield Securities Risk. High yield securities, also referred to as “junk bonds” or non-investment grade securities, tend to be more sensitive to economic conditions than are higher-rated securities, generally involve more credit risk than securities in the higher-rated categories and are predominantly considered to be speculative. The issuers of high yield securities are typically more leveraged, and the risk of loss due to default by an issuer of high yield securities is significantly greater than issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors.
  Sector Risks. Companies with similar characteristics, such as those within the same industry, may be grouped together in broad categories called sectors. To the extent an underlying fund invests its assets in a particular sector, the fund’s performance may be more susceptible to any economic, business or other developments that generally affect that sector.

Risk Lose Money [Text]	rr_RiskLoseMoney	The net asset value of the Fund will vary, and you could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of BMO Harris Bank N.A., or any of its affiliates, and is not insured or guaranteed by the FDIC or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund is the successor to the portfolio of a collective trust fund (the “Collective Fund”) managed by the Adviser with objectives, policies and restrictions that were, in all material respects, equivalent to those of the Fund. It is anticipated that, at the Fund’s commencement of operations, the assets of the Collective Fund will be transferred to the Fund in exchange for Fund shares. The performance information shown for the Class I shares reflects the performance of the Collective Fund for periods before the Fund commenced operations, not adjusted to reflect the Class I expenses. If the Class I expenses had been deducted, the returns would be lower than those shown below. The Collective Fund was not registered under the Investment Company Act of 1940 (“1940 Act”) and was not subject to certain investment restrictions and diversification requirements that are imposed by the 1940 Act and the Internal Revenue Code which, if applicable, might have adversely affected the performance of the Collective Fund.

		The bar chart and table show the historical performance of the Collective Fund and provide some indication of the risks of investing in the Fund. The bar chart shows how the Collective Fund’s total returns before taxes have varied from year to year, while the table compares the Collective Fund’s average annual total returns to the returns of a broad measure of market performance. Performance for the Fund’s Class Y, R-3 and R-6 shares will vary from the Class I shares based on the expenses of each class. Please keep in mind that the Collective Fund’s past performance does not represent how the Fund will perform in the future both before and after taxes. Investors may obtain updated performance information for the Fund at www.bmofundsus.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table show the historical performance of the Collective Fund and provide some indication of the risks of investing in the Fund. The bar chart shows how the Collective Fund’s total returns before taxes have varied from year to year, while the table compares the Collective Fund’s average annual total returns to the returns of a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.bmofundsus.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please keep in mind that the Collective Fund’s past performance does not represent how the Fund will perform in the future both before and after taxes.
Bar Chart [Heading]	rr_BarChartHeading	Class I—Annual Total Returns (calendar years 2006-2012)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

For the period January 1, 2013 through March 31, 2013, the aggregate (non-annualized) total return for the Collective Fund was 7.23%.

During the periods shown in the bar chart for the Fund:

	Quarter Ended	Returns
Best quarter	6/30/2009	16.73%
Worst quarter	12/31/2008	(20.01)%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns through 12/31/12
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The S&P Target Date 2030 Index is designed to measure the performance of an asset allocation strategy that meets the objectives of investors with an approximate 2030 target retirement horizon.
BMO Target Retirement 2030 Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed, for shares held less than 30 days)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.64%	[1]
Acquired (underlying) fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.64%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.28%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.27%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	1.01%	[2]
1 Year	rr_ExpenseExampleYear01	103
3 Years	rr_ExpenseExampleYear03	379
BMO Target Retirement 2030 Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed, for shares held less than 30 days)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.39%	[1]
Acquired (underlying) fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.64%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.03%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.27%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.76%	[2]
1 Year	rr_ExpenseExampleYear01	78
3 Years	rr_ExpenseExampleYear03	301
2006	rr_AnnualReturn2006	13.16%
2007	rr_AnnualReturn2007	6.56%
2008	rr_AnnualReturn2008	(36.17%)
2009	rr_AnnualReturn2009	31.76%
2010	rr_AnnualReturn2010	15.62%
2011	rr_AnnualReturn2011	(2.95%)
2012	rr_AnnualReturn2012	15.79%
Year to Date Return, Label	rr_YearToDateReturnLabel	the aggregate (non-annualized) total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.23%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.73%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.01%)
1 Year	rr_AverageAnnualReturnYear01	15.79%
5 Year	rr_AverageAnnualReturnYear05	1.79%
Since Inception	rr_AverageAnnualReturnSinceInception	3.93%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 2, 2005
BMO Target Retirement 2030 Fund | Class R-3
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed, for shares held less than 30 days)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.39%	[1]
Acquired (underlying) fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.64%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.53%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.27%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	1.26%	[2]
1 Year	rr_ExpenseExampleYear01	128
3 Years	rr_ExpenseExampleYear03	457
BMO Target Retirement 2030 Fund | Class R-6
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed, for shares held less than 30 days)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.24%	[1]
Acquired (underlying) fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.64%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.88%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.27%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.61%	[2]
1 Year	rr_ExpenseExampleYear01	62
3 Years	rr_ExpenseExampleYear03	254
BMO Target Retirement 2030 Fund | Return After Taxes on Distributions | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01
5 Year	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 2, 2005
BMO Target Retirement 2030 Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01
5 Year	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 2, 2005
BMO Target Retirement 2030 Fund | S&P Target Date 2030 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.43%
5 Year	rr_AverageAnnualReturnYear05	2.00%
Since Inception	rr_AverageAnnualReturnSinceInception	4.32%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 2, 2005

[1]	“Other Expenses” are based on estimated amounts for the Fund’s current fiscal year.
[2]	BMO Asset Management Corp. (Adviser) has agreed to waive or reduce fees and reimburse expenses to the extent necessary to prevent class total annual operating expenses (including acquired fund fees and expenses, but excluding interest, taxes, brokerage commissions, other investment-related costs, and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business) from exceeding 1.01% for Class Y, 0.76% for Class I, 1.26% for Class R-3, and 0.61% for Class R-6 through December 31, 2014. This expense limitation agreement may not be terminated prior to December 31, 2014 unless the Fund’s Board of Directors approves an earlier revision or termination as being in the best interests of the Fund.

BMO Target Retirement 2040 Fund
BMO Target Retirement 2040 Fund
Investment Objective:
To achieve growth, income, and conservation of capital to varying degrees depending on its proximity to its target date. As the Fund approaches and passes its target date, the Fund will reduce its emphasis on growth and increase its emphasis on income and preservation of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees BMO Target Retirement 2040 Fund	Class Y	Class I	Class R-3	Class R-6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	none	none	none	none
Redemption Fee (as a percentage of amount redeemed, for shares held less than 30 days)	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses BMO Target Retirement 2040 Fund		Class Y	Class I	Class R-3	Class R-6
Management Fees		none	none	none	none
Distribution (12b-1) fees		none	none	0.50%	none
Other Expenses	[1]	0.75%	0.50%	0.50%	0.35%
Acquired (underlying) fund fees and expenses		0.65%	0.65%	0.65%	0.65%
Total Annual Fund Operating Expenses		1.40%	1.15%	1.65%	1.00%
Fee Waiver and Expense Reimbursement	[2]	0.39%	0.39%	0.39%	0.39%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	[2]	1.01%	0.76%	1.26%	0.61%
[1]	"Other Expenses" are based on estimated amounts for the Fund's current fiscal year.
[2]	BMO Asset Management Corp. (Adviser) has agreed to waive or reduce fees and reimburse expenses to the extent necessary to prevent class total annual operating expenses (including acquired fund fees and expenses, but excluding interest, taxes, brokerage commissions, other investment-related costs, and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund's business) from exceeding 1.01% for Class Y, 0.76% for Class I, 1.26% for Class R-3, and 0.61% for Class R-6 through December 31, 2014. This expense limitation agreement may not be terminated prior to December 31, 2014 unless the Fund's Board of Directors approves an earlier revision or termination as being in the best interest of the Fund.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are as shown in the table and remain the same. The costs in the one-year example and for the first year of the three-year example reflect the Adviser’s agreement to waive fees and reimburse expenses through December 31, 2014. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
Expense Example BMO Target Retirement 2040 Fund (USD $)	Class Y	Class I	Class R-3	Class R-6
1 Year	103	78	128	62
3 Years	405	327	482	280

Portfolio Turnover
The Fund incurs transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.
Principal Investment Strategies
The Fund will attempt to achieve its investment objectives by investing in a mix of BMO Funds and unaffiliated funds (the underlying funds) in different combinations and weightings. The Adviser may periodically rebalance or modify the asset mix of the funds and change the underlying funds.

The specific retirement year (target date) included in the Fund's name refers to the approximate year an investor would plan to retire and assumes a retirement age of 65. The target date is the year that an investor likely would stop making new investments in the Fund. The Fund is designed for an investor who expects to retire in or around the year 2040 at age 65 and who plans to withdraw the value of the investor's account in the Fund gradually after retirement.

The Fund may invest up to 100% of its total assets in funds that invest principally in equity securities. Equity securities in which the underlying funds may invest may be of any market capitalization and include common stock, preferred stock, rights and warrants, and securities convertible into common stock. The Fund also may invest in underlying funds that invest in fixed income securities of any quality or maturity and cash, cash equivalents, and other short-term fixed income instruments, including money market funds. While the Fund will invest primarily in underlying funds that invest in U.S. securities, some underlying funds may invest in foreign securities, including emerging markets.

The allocation to asset classes and funds is expected to change over time, becoming more conservative as time elapses. This change is referred to as the "glide path" to the retirement date. The decline in the equity allocation is necessary to reduce market risk and portfolio volatility approaching and into retirement. The Fund does not guarantee a level of income during retirement. It is intended to serve as a post-retirement investment portfolio to provide an income stream made up of regular withdrawals throughout retirement, as well as some growth to offset the effects of inflation. The following chart illustrates the Adviser's approach to making these changes over time.

At the target date (2040), the Fund's allocation to funds that invest principally in equity securities is anticipated to be approximately 47% of its total assets. The Fund's exposure to funds that invest principally in equity securities will continue to decline for as long as 10 years after its target date, when its allocation to funds that invest principally in equity securities will remain fixed at approximately 30% of its total assets with the remaining allocation devoted to funds that invest principally in fixed income securities and money market instruments. The allocations shown in the glide path represent target allocations, but they do not reflect any tactical decisions made by the Adviser to overweight or underweight a particular asset class or sector based on its market expectations. The target allocations assigned to the broad asset classes (equities and fixed income) are based upon the current market outlook.

The Adviser will continuously monitor the Fund and may make modifications to either the investment approach or the underlying fund allocations that the Adviser believes could benefit shareholders. Any change to existing target allocations or from tactical adjustments around the target allocations are not expected to vary from the existing target allocations set forth in the glide path by more than plus or minus ten percentage points.

Although the Fund intends to invest primarily in a combination of underlying funds, the Fund may invest directly in equity and fixed income securities and money market securities.
Principal Risks
The Fund cannot assure that it will achieve its investment objective. An investment in the Fund is not a deposit of BMO Harris Bank N.A., or any of its affiliates, and is not insured or guaranteed by the FDIC or any other government agency.

This section describes the principal risks associated with the Fund's principal investment strategies. The net asset value of the Fund will vary, and you could lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Affiliated Fund Risk. The Adviser's authority to select and substitute underlying funds from a variety of affiliated and unaffiliated mutual funds may create a conflict of interest because the Adviser and its affiliated companies typically receive fees from the affiliated funds.

Asset Allocation Risk. Investments in the Fund are subject to risks related to the Adviser's allocation choices. The selection of the underlying funds and the allocation of the Fund's assets among the various asset classes and market segments could cause the Fund to lose value or cause the Fund to underperform relevant benchmarks or other funds with similar investment objectives.

Market Risk. Stock and bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the Fund will fluctuate, which means that you could lose money.

Underlying Fund Investment Risk. The Fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in the Fund will incur fees to pay for certain expenses related to the operations of the Fund. An investor holding the underlying funds directly and in the same proportions as the Fund would incur lower overall expenses, but would not receive the benefit of the portfolio management and other services provided by the Fund. The Fund's risks are directly related to the risks of the underlying funds. It is important to understand the risks associated with investing in the underlying funds.
  Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries, or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
  Large-, Mid-, and Small-Cap Risk. Stocks of different market capitalizations tend to go in and out of favor based on market and economic conditions. Historically, small- and mid-cap stocks tend to be more volatile than large-cap stocks, and small-cap stocks have been riskier than large- and mid-cap stocks. During a period when stocks of a particular market capitalization fall behind other types of investments, an underlying fund's large-, mid-, or small-cap holdings could reduce performance.
  Style Risk. Different investment styles, such as growth or equity, tend to shift in and out of favor depending on market and investor sentiment. The Fund may underperform other funds that invest in underlying funds with similar asset classes but employ different investment styles.
  Foreign Securities Risk. Investing in foreign securities may involve additional risks, including currency-rate fluctuations, political and economic instability, differences in financial reporting standards, less-strict regulation of the securities markets, and possible imposition of foreign withholding taxes. Furthermore, a fund may incur higher costs and expenses when making foreign investments, which will affect the fund's total return.
  Emerging Markets Risk. Investments in emerging markets can involve risks in addition to and greater than those generally associated with investing in more developed foreign markets, which may make emerging market securities more volatile and potentially less liquid than securities issued in more developed markets.
  Liquidity Risk. Liquidity risk refers to the possibility that a fund may not be able to sell or buy a security or close out an investment contract at a favorable price or time. Consequently, an underlying fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on the fund's performance.
  Fixed Income Risk. Interest rates rise and fall over time, which will affect an underlying fund's yield and share price. The credit quality of a portfolio investment could also cause an underlying fund's share price to fall. An underlying fund could lose money if the issuer or counterparty defaults by failing to pay interest or principal when due. Fixed income securities may be paid off earlier or later than expected. Either situation could cause an underlying fund to hold securities paying lower-than-market rates of interest, which could hurt the fund's yield or share price.
  High Yield Securities Risk. High yield securities, also referred to as "junk bonds" or non-investment grade securities, tend to be more sensitive to economic conditions than are higher-rated securities, generally involve more credit risk than securities in the higher-rated categories and are predominantly considered to be speculative. The issuers of high yield securities are typically more leveraged, and the risk of loss due to default by an issuer of high yield securities is significantly greater than issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors.
  Sector Risks. Companies with similar characteristics, such as those within the same industry, may be grouped together in broad categories called sectors. To the extent an underlying fund invests its assets in a particular sector, the fund's performance may be more susceptible to any economic, business or other developments that generally affect that sector.

Fund Performance
The Fund is the successor to the portfolio of a collective trust fund (the “Collective Fund”) managed by the Adviser with objectives, policies and restrictions that were, in all material respects, equivalent to those of the Fund. It is anticipated that, at the Fund’s commencement of operations, the assets of the Collective Fund will be transferred to the Fund in exchange for Fund shares. The performance information shown for the Class I shares reflects the performance of the Collective Fund for periods before the Fund commenced operations, not adjusted to reflect the Class I expenses. If the Class I expenses had been deducted, the returns would be lower than those shown below. The Collective Fund was not registered under the Investment Company Act of 1940 (“1940 Act”) and was not subject to certain investment restrictions and diversification requirements that are imposed by the 1940 Act and the Internal Revenue Code which, if applicable, might have adversely affected the performance of the Collective Fund.

The bar chart and table show the historical performance of the Collective Fund and provide some indication of the risks of investing in the Fund. The bar chart shows how the Collective Fund’s total returns before taxes have varied from year to year, while the table compares the Collective Fund’s average annual total returns to the returns of a broad measure of market performance. Performance for the Fund’s Class Y, R-3 and R-6 shares will vary from the Class I shares based on the expenses of each class. Please keep in mind that the Collective Fund’s past performance does not represent how the Fund will perform in the future both before and after taxes. Investors may obtain updated performance information for the Fund at www.bmofundsus.com.
Class I—Annual Total Returns (calendar years 2006-2012)

For the period January 1, 2013 through March 31, 2013, the aggregate (non-annualized) total return for the Collective Fund was 8.04%.

During the periods shown in the bar chart for the Fund:

	Quarter Ended	Returns
Best quarter	6/30/2009	17.49%
Worst quarter	12/31/2008	(21.24)%

Average Annual Total Returns through 12/31/12
Average Annual Total Returns BMO Target Retirement 2040 Fund	1 Year	5 Year	Since Inception	Inception Date
Class I	16.28%	1.33%	3.90%	Dec 1, 2005
Class I Return After Taxes on Distributions				Dec 1, 2005
Class I Return After Taxes on Distributions and Sale of Fund Shares				Dec 1, 2005
S&P Target Date 2040 Index	14.68%	1.48%	4.28%	Dec 1, 2005

The S&P Target Date 2040 Index is designed to measure the performance of an asset allocation strategy that meets the objectives of investors with an approximate 2040 target retirement horizon.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BMO FUNDS, INC.
Prospectus Date	rr_ProspectusDate	Aug 29, 2013
BMO Target Retirement 2040 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	BMO Target Retirement 2040 Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To achieve growth, income, and conservation of capital to varying degrees depending on its proximity to its target date. As the Fund approaches and passes its target date, the Fund will reduce its emphasis on growth and increase its emphasis on income and preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund incurs transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” are based on estimated amounts for the Fund’s current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are as shown in the table and remain the same. The costs in the one-year example and for the first year of the three-year example reflect the Adviser’s agreement to waive fees and reimburse expenses through December 31, 2014. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund will attempt to achieve its investment objectives by investing in a mix of BMO Funds and unaffiliated funds (the underlying funds) in different combinations and weightings. The Adviser may periodically rebalance or modify the asset mix of the funds and change the underlying funds.

The specific retirement year (target date) included in the Fund's name refers to the approximate year an investor would plan to retire and assumes a retirement age of 65. The target date is the year that an investor likely would stop making new investments in the Fund. The Fund is designed for an investor who expects to retire in or around the year 2040 at age 65 and who plans to withdraw the value of the investor's account in the Fund gradually after retirement.

The Fund may invest up to 100% of its total assets in funds that invest principally in equity securities. Equity securities in which the underlying funds may invest may be of any market capitalization and include common stock, preferred stock, rights and warrants, and securities convertible into common stock. The Fund also may invest in underlying funds that invest in fixed income securities of any quality or maturity and cash, cash equivalents, and other short-term fixed income instruments, including money market funds. While the Fund will invest primarily in underlying funds that invest in U.S. securities, some underlying funds may invest in foreign securities, including emerging markets.

The allocation to asset classes and funds is expected to change over time, becoming more conservative as time elapses. This change is referred to as the "glide path" to the retirement date. The decline in the equity allocation is necessary to reduce market risk and portfolio volatility approaching and into retirement. The Fund does not guarantee a level of income during retirement. It is intended to serve as a post-retirement investment portfolio to provide an income stream made up of regular withdrawals throughout retirement, as well as some growth to offset the effects of inflation. The following chart illustrates the Adviser's approach to making these changes over time.

At the target date (2040), the Fund's allocation to funds that invest principally in equity securities is anticipated to be approximately 47% of its total assets. The Fund's exposure to funds that invest principally in equity securities will continue to decline for as long as 10 years after its target date, when its allocation to funds that invest principally in equity securities will remain fixed at approximately 30% of its total assets with the remaining allocation devoted to funds that invest principally in fixed income securities and money market instruments. The allocations shown in the glide path represent target allocations, but they do not reflect any tactical decisions made by the Adviser to overweight or underweight a particular asset class or sector based on its market expectations. The target allocations assigned to the broad asset classes (equities and fixed income) are based upon the current market outlook.

The Adviser will continuously monitor the Fund and may make modifications to either the investment approach or the underlying fund allocations that the Adviser believes could benefit shareholders. Any change to existing target allocations or from tactical adjustments around the target allocations are not expected to vary from the existing target allocations set forth in the glide path by more than plus or minus ten percentage points.

		Although the Fund intends to invest primarily in a combination of underlying funds, the Fund may invest directly in equity and fixed income securities and money market securities.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund cannot assure that it will achieve its investment objective. An investment in the Fund is not a deposit of BMO Harris Bank N.A., or any of its affiliates, and is not insured or guaranteed by the FDIC or any other government agency.

This section describes the principal risks associated with the Fund's principal investment strategies. The net asset value of the Fund will vary, and you could lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Affiliated Fund Risk. The Adviser's authority to select and substitute underlying funds from a variety of affiliated and unaffiliated mutual funds may create a conflict of interest because the Adviser and its affiliated companies typically receive fees from the affiliated funds.

Asset Allocation Risk. Investments in the Fund are subject to risks related to the Adviser's allocation choices. The selection of the underlying funds and the allocation of the Fund's assets among the various asset classes and market segments could cause the Fund to lose value or cause the Fund to underperform relevant benchmarks or other funds with similar investment objectives.

Market Risk. Stock and bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the Fund will fluctuate, which means that you could lose money.

Underlying Fund Investment Risk. The Fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in the Fund will incur fees to pay for certain expenses related to the operations of the Fund. An investor holding the underlying funds directly and in the same proportions as the Fund would incur lower overall expenses, but would not receive the benefit of the portfolio management and other services provided by the Fund. The Fund's risks are directly related to the risks of the underlying funds. It is important to understand the risks associated with investing in the underlying funds.
  Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries, or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
  Large-, Mid-, and Small-Cap Risk. Stocks of different market capitalizations tend to go in and out of favor based on market and economic conditions. Historically, small- and mid-cap stocks tend to be more volatile than large-cap stocks, and small-cap stocks have been riskier than large- and mid-cap stocks. During a period when stocks of a particular market capitalization fall behind other types of investments, an underlying fund's large-, mid-, or small-cap holdings could reduce performance.
  Style Risk. Different investment styles, such as growth or equity, tend to shift in and out of favor depending on market and investor sentiment. The Fund may underperform other funds that invest in underlying funds with similar asset classes but employ different investment styles.
  Foreign Securities Risk. Investing in foreign securities may involve additional risks, including currency-rate fluctuations, political and economic instability, differences in financial reporting standards, less-strict regulation of the securities markets, and possible imposition of foreign withholding taxes. Furthermore, a fund may incur higher costs and expenses when making foreign investments, which will affect the fund's total return.
  Emerging Markets Risk. Investments in emerging markets can involve risks in addition to and greater than those generally associated with investing in more developed foreign markets, which may make emerging market securities more volatile and potentially less liquid than securities issued in more developed markets.
  Liquidity Risk. Liquidity risk refers to the possibility that a fund may not be able to sell or buy a security or close out an investment contract at a favorable price or time. Consequently, an underlying fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on the fund's performance.
  Fixed Income Risk. Interest rates rise and fall over time, which will affect an underlying fund's yield and share price. The credit quality of a portfolio investment could also cause an underlying fund's share price to fall. An underlying fund could lose money if the issuer or counterparty defaults by failing to pay interest or principal when due. Fixed income securities may be paid off earlier or later than expected. Either situation could cause an underlying fund to hold securities paying lower-than-market rates of interest, which could hurt the fund's yield or share price.
  High Yield Securities Risk. High yield securities, also referred to as "junk bonds" or non-investment grade securities, tend to be more sensitive to economic conditions than are higher-rated securities, generally involve more credit risk than securities in the higher-rated categories and are predominantly considered to be speculative. The issuers of high yield securities are typically more leveraged, and the risk of loss due to default by an issuer of high yield securities is significantly greater than issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors.
  Sector Risks. Companies with similar characteristics, such as those within the same industry, may be grouped together in broad categories called sectors. To the extent an underlying fund invests its assets in a particular sector, the fund's performance may be more susceptible to any economic, business or other developments that generally affect that sector.

Risk Lose Money [Text]	rr_RiskLoseMoney	The net asset value of the Fund will vary, and you could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of BMO Harris Bank N.A., or any of its affiliates, and is not insured or guaranteed by the FDIC or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund is the successor to the portfolio of a collective trust fund (the “Collective Fund”) managed by the Adviser with objectives, policies and restrictions that were, in all material respects, equivalent to those of the Fund. It is anticipated that, at the Fund’s commencement of operations, the assets of the Collective Fund will be transferred to the Fund in exchange for Fund shares. The performance information shown for the Class I shares reflects the performance of the Collective Fund for periods before the Fund commenced operations, not adjusted to reflect the Class I expenses. If the Class I expenses had been deducted, the returns would be lower than those shown below. The Collective Fund was not registered under the Investment Company Act of 1940 (“1940 Act”) and was not subject to certain investment restrictions and diversification requirements that are imposed by the 1940 Act and the Internal Revenue Code which, if applicable, might have adversely affected the performance of the Collective Fund.

		The bar chart and table show the historical performance of the Collective Fund and provide some indication of the risks of investing in the Fund. The bar chart shows how the Collective Fund’s total returns before taxes have varied from year to year, while the table compares the Collective Fund’s average annual total returns to the returns of a broad measure of market performance. Performance for the Fund’s Class Y, R-3 and R-6 shares will vary from the Class I shares based on the expenses of each class. Please keep in mind that the Collective Fund’s past performance does not represent how the Fund will perform in the future both before and after taxes. Investors may obtain updated performance information for the Fund at www.bmofundsus.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table show the historical performance of the Collective Fund and provide some indication of the risks of investing in the Fund. The bar chart shows how the Collective Fund’s total returns before taxes have varied from year to year, while the table compares the Collective Fund’s average annual total returns to the returns of a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.bmofundsus.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please keep in mind that the Collective Fund’s past performance does not represent how the Fund will perform in the future both before and after taxes.
Bar Chart [Heading]	rr_BarChartHeading	Class I—Annual Total Returns (calendar years 2006-2012)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

For the period January 1, 2013 through March 31, 2013, the aggregate (non-annualized) total return for the Collective Fund was 8.04%.

During the periods shown in the bar chart for the Fund:

	Quarter Ended	Returns
Best quarter	6/30/2009	17.49%
Worst quarter	12/31/2008	(21.24)%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns through 12/31/12
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The S&P Target Date 2040 Index is designed to measure the performance of an asset allocation strategy that meets the objectives of investors with an approximate 2040 target retirement horizon.
BMO Target Retirement 2040 Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed, for shares held less than 30 days)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.75%	[1]
Acquired (underlying) fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.65%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.40%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.39%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	1.01%	[2]
1 Year	rr_ExpenseExampleYear01	103
3 Years	rr_ExpenseExampleYear03	405
BMO Target Retirement 2040 Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed, for shares held less than 30 days)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.50%	[1]
Acquired (underlying) fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.65%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.15%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.39%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.76%	[2]
1 Year	rr_ExpenseExampleYear01	78
3 Years	rr_ExpenseExampleYear03	327
2006	rr_AnnualReturn2006	15.92%
2007	rr_AnnualReturn2007	6.68%
2008	rr_AnnualReturn2008	(38.14%)
2009	rr_AnnualReturn2009	32.68%
2010	rr_AnnualReturn2010	16.14%
2011	rr_AnnualReturn2011	(3.60%)
2012	rr_AnnualReturn2012	16.28%
Year to Date Return, Label	rr_YearToDateReturnLabel	the aggregate (non-annualized) total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	8.04%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.49%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.24%)
1 Year	rr_AverageAnnualReturnYear01	16.28%
5 Year	rr_AverageAnnualReturnYear05	1.33%
Since Inception	rr_AverageAnnualReturnSinceInception	3.90%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 1, 2005
BMO Target Retirement 2040 Fund | Class R-3
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed, for shares held less than 30 days)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.50%	[1]
Acquired (underlying) fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.65%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.65%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.39%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	1.26%	[2]
1 Year	rr_ExpenseExampleYear01	128
3 Years	rr_ExpenseExampleYear03	482
BMO Target Retirement 2040 Fund | Class R-6
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed, for shares held less than 30 days)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.35%	[1]
Acquired (underlying) fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.65%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.00%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.39%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.61%	[2]
1 Year	rr_ExpenseExampleYear01	62
3 Years	rr_ExpenseExampleYear03	280
BMO Target Retirement 2040 Fund | Return After Taxes on Distributions | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01
5 Year	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 1, 2005
BMO Target Retirement 2040 Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01
5 Year	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 1, 2005
BMO Target Retirement 2040 Fund | S&P Target Date 2040 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.68%
5 Year	rr_AverageAnnualReturnYear05	1.48%
Since Inception	rr_AverageAnnualReturnSinceInception	4.28%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 1, 2005

[1]	"Other Expenses" are based on estimated amounts for the Fund's current fiscal year.
[2]	BMO Asset Management Corp. (Adviser) has agreed to waive or reduce fees and reimburse expenses to the extent necessary to prevent class total annual operating expenses (including acquired fund fees and expenses, but excluding interest, taxes, brokerage commissions, other investment-related costs, and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund's business) from exceeding 1.01% for Class Y, 0.76% for Class I, 1.26% for Class R-3, and 0.61% for Class R-6 through December 31, 2014. This expense limitation agreement may not be terminated prior to December 31, 2014 unless the Fund's Board of Directors approves an earlier revision or termination as being in the best interest of the Fund.

BMO Target Retirement 2050 Fund
BMO Target Retirement 2050 Fund
Investment Objective:
To achieve growth, income, and conservation of capital to varying degrees depending on its proximity to its target date. As the Fund approaches and passes its target date, the Fund will reduce its emphasis on growth and increase its emphasis on income and preservation of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees BMO Target Retirement 2050 Fund	Class Y	Class I	Class R-3	Class R-6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	none	none	none	none
Redemption Fee (as a percentage of amount redeemed, for shares held less than 30 days)	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses BMO Target Retirement 2050 Fund		Class Y	Class I	Class R-3	Class R-6
Management Fees		none	none	none	none
Distribution (12b-1) fees		none	none	0.50%	none
Other Expenses	[1]	1.24%	0.99%	0.99%	0.84%
Acquired (underlying) fund fees and expenses		0.65%	0.65%	0.65%	0.65%
Total Annual Fund Operating Expenses		1.89%	1.64%	2.14%	1.49%
Fee Waiver and Expense Reimbursement	[2]	0.88%	0.88%	0.88%	0.88%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	[2]	1.01%	0.76%	1.26%	0.61%
[1]	"Other Expenses" are based on estimated amounts for the Fund's current fiscal year.
[2]	BMO Asset Management Corp. (Adviser) has agreed to waive or reduce fees and reimburse expenses to the extent necessary to prevent class total annual operating expenses (including acquired fund fees and expenses, but excluding interest, taxes, brokerage commissions, other investment-related costs, and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund's business) from exceeding 1.01% for Class Y, 0.76% for Class I, 1.26% for Class R-3, and 0.61% for Class R-6 through December 31, 2014. This expense limitation agreement may not be terminated prior to December 31, 2014 unless the Fund's Board of Directors approves an earlier revision or termination as being in the best interests of the Fund.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are as shown in the table and remain the same. The costs in the one-year example and for the first year of the three-year example reflect the Adviser’s agreement to waive fees and reimburse expenses through December 31, 2014. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
Expense Example BMO Target Retirement 2050 Fund (USD $)	Class Y	Class I	Class R-3	Class R-6
1 Year	103	78	128	62
3 Years	508	431	585	384

Portfolio Turnover
The Fund incurs transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.
Principal Investment Strategies
The Fund will attempt to achieve its investment objectives by investing in a mix of BMO Funds and unaffiliated funds (the underlying funds) in different combinations and weightings. The Adviser may periodically rebalance or modify the asset mix of the funds and change the underlying funds.

The specific retirement year (target date) included in the Fund's name refers to the approximate year an investor would plan to retire and assumes a retirement age of 65. The target date is the year that an investor likely would stop making new investments in the Fund. The Fund is designed for an investor who expects to retire in or around the year 2050 at age 65 and who plans to withdraw the value of the investor's account in the Fund gradually after retirement.

The Fund may invest up to 100% of its total assets in funds that invest principally in equity securities. Equity securities in which the underlying funds may invest may be of any market capitalization and include common stock, preferred stock, rights and warrants, and securities convertible into common stock. The Fund also may invest in underlying funds that invest in fixed income securities of any quality or maturity and cash, cash equivalents, and other short-term fixed income instruments, including money market funds. While the Fund will invest primarily in underlying funds that invest in U.S. securities, some underlying funds may invest in foreign securities, including emerging markets.

The allocation to asset classes and funds is expected to change over time, becoming more conservative as time elapses. This change is referred to as the "glide path" to the retirement date. The decline in the equity allocation is necessary to reduce market risk and portfolio volatility approaching and into retirement. The Fund does not guarantee a level of income during retirement. It is intended to serve as a post-retirement investment portfolio to provide an income stream made up of regular withdrawals throughout retirement, as well as some growth to offset the effects of inflation. The following chart illustrates the Adviser's approach to making these changes over time.

At the target date (2050), the Fund's allocation to funds that invest principally in equity securities is anticipated to be approximately 47% of its total assets. The Fund's exposure to funds that invest principally in equity securities will continue to decline for as long as 10 years after its target date, when its allocation to funds that invest principally in equity securities will remain fixed at approximately 30% of its total assets with the remaining allocation devoted to funds that invest principally in fixed income securities and money market instruments. The allocations shown in the glide path represent target allocations, but they do not reflect any tactical decisions made by the Adviser to overweight or underweight a particular asset class or sector based on its market expectations. The target allocations assigned to the broad asset classes (equities and fixed income) are based upon the current market outlook.

The Adviser will continuously monitor the Fund and may make modifications to either the investment approach or the under- lying fund allocations that the Adviser believes could benefit shareholders. Any change to existing target allocations or from tactical adjustments around the target allocations are not expected to vary from the existing target allocations set forth in the glide path by more than plus or minus ten percentage points.

Although the Fund intends to invest primarily in a combination of underlying funds, the Fund may invest directly in equity and fixed income securities and money market securities.
Principal Risks
The Fund cannot assure that it will achieve its investment objective. An investment in the Fund is not a deposit of BMO Harris Bank N.A., or any of its affiliates, and is not insured or guaranteed by the FDIC or any other government agency.

This section describes the principal risks associated with the Fund's principal investment strategies. The net asset value of the Fund will vary, and you could lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Affiliated Fund Risk. The Adviser's authority to select and substitute underlying funds from a variety of affiliated and unaffiliated mutual funds may create a conflict of interest because the Adviser and its affiliated companies typically receive fees from the affiliated funds.

Asset Allocation Risk. Investments in the Fund are subject to risks related to the Adviser's allocation choices. The selection of the underlying funds and the allocation of the Fund's assets among the various asset classes and market segments could cause the Fund to lose value or cause the Fund to underperform relevant benchmarks or other funds with similar investment objectives.

Market Risk. Stock and bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the Fund will fluctuate, which means that you could lose money.

Underlying Fund Investment Risk. The Fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in the Fund will incur fees to pay for certain expenses related to the operations of the Fund. An investor holding the underlying funds directly and in the same proportions as the Fund would incur lower overall expenses, but would not receive the benefit of the portfolio management and other services provided by the Fund. The Fund's risks are directly related to the risks of the underlying funds. It is important to understand the risks associated with investing in the underlying funds.
  Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries, or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
  Large-, Mid-, and Small-Cap Risk. Stocks of different market capitalizations tend to go in and out of favor based on market and economic conditions. Historically, small- and mid-cap stocks tend to be more volatile than large-cap stocks, and small-cap stocks have been riskier than large- and mid-cap stocks. During a period when stocks of a particular market capitalization fall behind other types of investments, an underlying fund's large-, mid-, or small-cap holdings could reduce performance.
  Style Risk. Different investment styles, such as growth or equity, tend to shift in and out of favor depending on market and investor sentiment. The Fund may underperform other funds that invest in underlying funds with similar asset classes but employ different investment styles.
  Foreign Securities Risk. Investing in foreign securities may involve additional risks, including currency-rate fluctuations, political and economic instability, differences in financial reporting standards, less-strict regulation of the securities markets, and possible imposition of foreign withholding taxes. Furthermore, a fund may incur higher costs and expenses when making foreign investments, which will affect the fund's total return.
  Emerging Markets Risk. Investments in emerging markets can involve risks in addition to and greater than those generally associated with investing in more developed foreign markets, which may make emerging market securities more volatile and potentially less liquid than securities issued in more developed markets.
  Liquidity Risk. Liquidity risk refers to the possibility that a fund may not be able to sell or buy a security or close out an investment contract at a favorable price or time. Consequently, an underlying fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on the fund's performance.
  Fixed Income Risk. Interest rates rise and fall over time, which will affect an underlying fund's yield and share price. The credit quality of a portfolio investment could also cause an underlying fund's share price to fall. An underlying fund could lose money if the issuer or counterparty defaults by failing to pay interest or principal when due. Fixed income securities may be paid off earlier or later than expected. Either situation could cause an underlying fund to hold securities paying lower-than-market rates of interest, which could hurt the fund's yield or share price.
  High Yield Securities Risk. High yield securities, also referred to as "junk bonds" or non-investment grade securities, tend to be more sensitive to economic conditions than are higher-rated securities, generally involve more credit risk than securities in the higher-rated categories and are predominantly considered to be speculative. The issuers of high yield securities are typically more leveraged, and the risk of loss due to default by an issuer of high yield securities is significantly greater than issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors.
  Sector Risks. Companies with similar characteristics, such as those within the same industry, may be grouped together in broad categories called sectors. To the extent an underlying fund invests its assets in a particular sector, the fund's performance may be more susceptible to any economic, business or other developments that generally affect that sector.

Fund Performance
The Fund is the successor to the portfolio of a collective trust fund (the “Collective Fund”) managed by the Adviser with objectives, policies and restrictions that were, in all material respects, equivalent to those of the Fund. It is anticipated that, at the Fund’s commencement of operations, the assets of the Collective Fund will be transferred to the Fund in exchange for Fund shares. The performance information shown for the Class I shares reflects the performance of the Collective Fund for periods before the Fund commenced operations, not adjusted to reflect the Class I expenses. If the Class I expenses had been deducted, the returns would be lower than those shown below. The Collective Fund was not registered under the Investment Company Act of 1940 (“1940 Act”) and was not subject to certain investment restrictions and diversification requirements that are imposed by the 1940 Act and the Internal Revenue Code which, if applicable, might have adversely affected the performance of the Collective Fund.

The bar chart and table show the historical performance of the Collective Fund and provide some indication of the risks of investing in the Fund. The bar chart shows how the Collective Fund’s total returns before taxes have varied from year to year, while the table compares the Collective Fund’s average annual total returns to the returns of a broad measure of market performance. Performance for the Fund’s Class Y, R-3 and R-6 shares will vary from the Class I shares based on the expenses of each class. Please keep in mind that the Collective Fund’s past performance does not represent how the Fund will perform in the future both before and after taxes. Investors may obtain updated performance information for the Fund at www.bmofundsus.com.
Class I—Annual Total Returns (calendar years 2006-2012)

For the period January 1, 2013 through March 31, 2013, the aggregate (non-annualized) total return for the Collective Fund was 8.04%.

During the periods shown in the bar chart for the Fund:

	Quarter Ended	Returns
Best quarter	6/30/2009	17.44%
Worst quarter	12/31/2009	(21.19)%

Average Annual Total Returns through 12/31/12
Average Annual Total Returns BMO Target Retirement 2050 Fund	1 Year	5 Year	Since Inception	Inception Date
Class I	16.08%	1.36%	3.88%	Dec 19, 2005
Class I Return After Taxes on Distributions				Dec 19, 2005
Class I Return After Taxes on Distributions and Sale of Fund Shares				Dec 19, 2005
Russell 3000 Index	16.42%	2.04%	4.11%	Dec 19, 2005

The Russell 3000® Index measures the performance of the largest 3000 U.S. companies representing approximately 98% of the investable U.S. equity market.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BMO FUNDS, INC.
Prospectus Date	rr_ProspectusDate	Aug 29, 2013
BMO Target Retirement 2050 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	BMO Target Retirement 2050 Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To achieve growth, income, and conservation of capital to varying degrees depending on its proximity to its target date. As the Fund approaches and passes its target date, the Fund will reduce its emphasis on growth and increase its emphasis on income and preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund incurs transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” are based on estimated amounts for the Fund’s current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are as shown in the table and remain the same. The costs in the one-year example and for the first year of the three-year example reflect the Adviser’s agreement to waive fees and reimburse expenses through December 31, 2014. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund will attempt to achieve its investment objectives by investing in a mix of BMO Funds and unaffiliated funds (the underlying funds) in different combinations and weightings. The Adviser may periodically rebalance or modify the asset mix of the funds and change the underlying funds.

The specific retirement year (target date) included in the Fund's name refers to the approximate year an investor would plan to retire and assumes a retirement age of 65. The target date is the year that an investor likely would stop making new investments in the Fund. The Fund is designed for an investor who expects to retire in or around the year 2050 at age 65 and who plans to withdraw the value of the investor's account in the Fund gradually after retirement.

The Fund may invest up to 100% of its total assets in funds that invest principally in equity securities. Equity securities in which the underlying funds may invest may be of any market capitalization and include common stock, preferred stock, rights and warrants, and securities convertible into common stock. The Fund also may invest in underlying funds that invest in fixed income securities of any quality or maturity and cash, cash equivalents, and other short-term fixed income instruments, including money market funds. While the Fund will invest primarily in underlying funds that invest in U.S. securities, some underlying funds may invest in foreign securities, including emerging markets.

The allocation to asset classes and funds is expected to change over time, becoming more conservative as time elapses. This change is referred to as the "glide path" to the retirement date. The decline in the equity allocation is necessary to reduce market risk and portfolio volatility approaching and into retirement. The Fund does not guarantee a level of income during retirement. It is intended to serve as a post-retirement investment portfolio to provide an income stream made up of regular withdrawals throughout retirement, as well as some growth to offset the effects of inflation. The following chart illustrates the Adviser's approach to making these changes over time.

At the target date (2050), the Fund's allocation to funds that invest principally in equity securities is anticipated to be approximately 47% of its total assets. The Fund's exposure to funds that invest principally in equity securities will continue to decline for as long as 10 years after its target date, when its allocation to funds that invest principally in equity securities will remain fixed at approximately 30% of its total assets with the remaining allocation devoted to funds that invest principally in fixed income securities and money market instruments. The allocations shown in the glide path represent target allocations, but they do not reflect any tactical decisions made by the Adviser to overweight or underweight a particular asset class or sector based on its market expectations. The target allocations assigned to the broad asset classes (equities and fixed income) are based upon the current market outlook.

The Adviser will continuously monitor the Fund and may make modifications to either the investment approach or the under- lying fund allocations that the Adviser believes could benefit shareholders. Any change to existing target allocations or from tactical adjustments around the target allocations are not expected to vary from the existing target allocations set forth in the glide path by more than plus or minus ten percentage points.

		Although the Fund intends to invest primarily in a combination of underlying funds, the Fund may invest directly in equity and fixed income securities and money market securities.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund cannot assure that it will achieve its investment objective. An investment in the Fund is not a deposit of BMO Harris Bank N.A., or any of its affiliates, and is not insured or guaranteed by the FDIC or any other government agency.

This section describes the principal risks associated with the Fund's principal investment strategies. The net asset value of the Fund will vary, and you could lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Affiliated Fund Risk. The Adviser's authority to select and substitute underlying funds from a variety of affiliated and unaffiliated mutual funds may create a conflict of interest because the Adviser and its affiliated companies typically receive fees from the affiliated funds.

Asset Allocation Risk. Investments in the Fund are subject to risks related to the Adviser's allocation choices. The selection of the underlying funds and the allocation of the Fund's assets among the various asset classes and market segments could cause the Fund to lose value or cause the Fund to underperform relevant benchmarks or other funds with similar investment objectives.

Market Risk. Stock and bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the Fund will fluctuate, which means that you could lose money.

Underlying Fund Investment Risk. The Fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in the Fund will incur fees to pay for certain expenses related to the operations of the Fund. An investor holding the underlying funds directly and in the same proportions as the Fund would incur lower overall expenses, but would not receive the benefit of the portfolio management and other services provided by the Fund. The Fund's risks are directly related to the risks of the underlying funds. It is important to understand the risks associated with investing in the underlying funds.
  Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries, or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
  Large-, Mid-, and Small-Cap Risk. Stocks of different market capitalizations tend to go in and out of favor based on market and economic conditions. Historically, small- and mid-cap stocks tend to be more volatile than large-cap stocks, and small-cap stocks have been riskier than large- and mid-cap stocks. During a period when stocks of a particular market capitalization fall behind other types of investments, an underlying fund's large-, mid-, or small-cap holdings could reduce performance.
  Style Risk. Different investment styles, such as growth or equity, tend to shift in and out of favor depending on market and investor sentiment. The Fund may underperform other funds that invest in underlying funds with similar asset classes but employ different investment styles.
  Foreign Securities Risk. Investing in foreign securities may involve additional risks, including currency-rate fluctuations, political and economic instability, differences in financial reporting standards, less-strict regulation of the securities markets, and possible imposition of foreign withholding taxes. Furthermore, a fund may incur higher costs and expenses when making foreign investments, which will affect the fund's total return.
  Emerging Markets Risk. Investments in emerging markets can involve risks in addition to and greater than those generally associated with investing in more developed foreign markets, which may make emerging market securities more volatile and potentially less liquid than securities issued in more developed markets.
  Liquidity Risk. Liquidity risk refers to the possibility that a fund may not be able to sell or buy a security or close out an investment contract at a favorable price or time. Consequently, an underlying fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on the fund's performance.
  Fixed Income Risk. Interest rates rise and fall over time, which will affect an underlying fund's yield and share price. The credit quality of a portfolio investment could also cause an underlying fund's share price to fall. An underlying fund could lose money if the issuer or counterparty defaults by failing to pay interest or principal when due. Fixed income securities may be paid off earlier or later than expected. Either situation could cause an underlying fund to hold securities paying lower-than-market rates of interest, which could hurt the fund's yield or share price.
  High Yield Securities Risk. High yield securities, also referred to as "junk bonds" or non-investment grade securities, tend to be more sensitive to economic conditions than are higher-rated securities, generally involve more credit risk than securities in the higher-rated categories and are predominantly considered to be speculative. The issuers of high yield securities are typically more leveraged, and the risk of loss due to default by an issuer of high yield securities is significantly greater than issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors.
  Sector Risks. Companies with similar characteristics, such as those within the same industry, may be grouped together in broad categories called sectors. To the extent an underlying fund invests its assets in a particular sector, the fund's performance may be more susceptible to any economic, business or other developments that generally affect that sector.

Risk Lose Money [Text]	rr_RiskLoseMoney	The net asset value of the Fund will vary, and you could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of BMO Harris Bank N.A., or any of its affiliates, and is not insured or guaranteed by the FDIC or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund is the successor to the portfolio of a collective trust fund (the “Collective Fund”) managed by the Adviser with objectives, policies and restrictions that were, in all material respects, equivalent to those of the Fund. It is anticipated that, at the Fund’s commencement of operations, the assets of the Collective Fund will be transferred to the Fund in exchange for Fund shares. The performance information shown for the Class I shares reflects the performance of the Collective Fund for periods before the Fund commenced operations, not adjusted to reflect the Class I expenses. If the Class I expenses had been deducted, the returns would be lower than those shown below. The Collective Fund was not registered under the Investment Company Act of 1940 (“1940 Act”) and was not subject to certain investment restrictions and diversification requirements that are imposed by the 1940 Act and the Internal Revenue Code which, if applicable, might have adversely affected the performance of the Collective Fund.

		The bar chart and table show the historical performance of the Collective Fund and provide some indication of the risks of investing in the Fund. The bar chart shows how the Collective Fund’s total returns before taxes have varied from year to year, while the table compares the Collective Fund’s average annual total returns to the returns of a broad measure of market performance. Performance for the Fund’s Class Y, R-3 and R-6 shares will vary from the Class I shares based on the expenses of each class. Please keep in mind that the Collective Fund’s past performance does not represent how the Fund will perform in the future both before and after taxes. Investors may obtain updated performance information for the Fund at www.bmofundsus.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table show the historical performance of the Collective Fund and provide some indication of the risks of investing in the Fund. The bar chart shows how the Collective Fund’s total returns before taxes have varied from year to year, while the table compares the Collective Fund’s average annual total returns to the returns of a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.bmofundsus.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please keep in mind that the Collective Fund’s past performance does not represent how the Fund will perform in the future both before and after taxes.
Bar Chart [Heading]	rr_BarChartHeading	Class I—Annual Total Returns (calendar years 2006-2012)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

For the period January 1, 2013 through March 31, 2013, the aggregate (non-annualized) total return for the Collective Fund was 8.04%.

During the periods shown in the bar chart for the Fund:

	Quarter Ended	Returns
Best quarter	6/30/2009	17.44%
Worst quarter	12/31/2009	(21.19)%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns through 12/31/12
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The Russell 3000® Index measures the performance of the largest 3000 U.S. companies representing approximately 98% of the investable U.S. equity market.
BMO Target Retirement 2050 Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed, for shares held less than 30 days)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.24%	[1]
Acquired (underlying) fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.65%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.89%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.88%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	1.01%	[2]
1 Year	rr_ExpenseExampleYear01	103
3 Years	rr_ExpenseExampleYear03	508
BMO Target Retirement 2050 Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed, for shares held less than 30 days)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.99%	[1]
Acquired (underlying) fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.65%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.64%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.88%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.76%	[2]
1 Year	rr_ExpenseExampleYear01	78
3 Years	rr_ExpenseExampleYear03	431
2006	rr_AnnualReturn2006	14.91%
2007	rr_AnnualReturn2007	6.64%
2008	rr_AnnualReturn2008	(38.01%)
2009	rr_AnnualReturn2009	32.69%
2010	rr_AnnualReturn2010	16.27%
2011	rr_AnnualReturn2011	(3.60%)
2012	rr_AnnualReturn2012	16.08%
Year to Date Return, Label	rr_YearToDateReturnLabel	the aggregate (non-annualized) total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	8.04%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.44%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.19%)
1 Year	rr_AverageAnnualReturnYear01	16.08%
5 Year	rr_AverageAnnualReturnYear05	1.36%
Since Inception	rr_AverageAnnualReturnSinceInception	3.88%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 19, 2005
BMO Target Retirement 2050 Fund | Class R-3
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed, for shares held less than 30 days)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.99%	[1]
Acquired (underlying) fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.65%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.14%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.88%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	1.26%	[2]
1 Year	rr_ExpenseExampleYear01	128
3 Years	rr_ExpenseExampleYear03	585
BMO Target Retirement 2050 Fund | Class R-6
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed, for shares held less than 30 days)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.84%	[1]
Acquired (underlying) fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.65%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.49%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.88%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.61%	[2]
1 Year	rr_ExpenseExampleYear01	62
3 Years	rr_ExpenseExampleYear03	384
BMO Target Retirement 2050 Fund | Return After Taxes on Distributions | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01
5 Year	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 19, 2005
BMO Target Retirement 2050 Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01
5 Year	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 19, 2005
BMO Target Retirement 2050 Fund | Russell 3000 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.42%
5 Year	rr_AverageAnnualReturnYear05	2.04%
Since Inception	rr_AverageAnnualReturnSinceInception	4.11%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 19, 2005

[1]	"Other Expenses" are based on estimated amounts for the Fund's current fiscal year.
[2]	BMO Asset Management Corp. (Adviser) has agreed to waive or reduce fees and reimburse expenses to the extent necessary to prevent class total annual operating expenses (including acquired fund fees and expenses, but excluding interest, taxes, brokerage commissions, other investment-related costs, and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund's business) from exceeding 1.01% for Class Y, 0.76% for Class I, 1.26% for Class R-3, and 0.61% for Class R-6 through December 31, 2014. This expense limitation agreement may not be terminated prior to December 31, 2014 unless the Fund's Board of Directors approves an earlier revision or termination as being in the best interests of the Fund.

BMO Diversified Income Fund
FUND SUMMARY BMO Diversified Income Fund
Investment Objective:
To provide total return primarily from income,
secondarily from appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees BMO Diversified Income Fund	Class Y	Class I	Class R-3	Class R-6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	none	none	none	none
Redemption Fee (as a percentage of amount redeemed, for shares held less than 30 days)	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses BMO Diversified Income Fund		Class Y	Class I	Class R-3	Class R-6
Management Fees		none	none	none	none
Distribution (12b-1) fees		none	none	0.50%	none
Other Expenses	[1]	0.50%	0.25%	0.25%	0.10%
Acquired (underlying) fund fees and expenses		0.55%	0.55%	0.55%	0.55%
Total Annual Fund Operating Expenses		1.05%	0.80%	1.30%	0.65%
Fee Waiver and Expense Reimbursement	[2]	0.17%	0.17%	0.17%	0.17%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	[2]	0.88%	0.63%	1.13%	0.48%
[1]	"Other Expenses" are based on estimated amounts for the Fund's current fiscal year.
[2]	BMO Asset Management Corp. (Adviser) has agreed to waive or reduce fees and reimburse expenses to the extent necessary to prevent class total annual operating expenses (including acquired fund fees and expenses, but excluding interest, taxes, brokerage commissions, other investment-related costs, and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund's business) from exceeding 0.88% for Class Y, 0.63% for Class I, 1.13% for Class R-3, and 0.48% for Class R-6 through December 31, 2014. This expense limitation agreement may not be terminated prior to December 31, 2014 unless the Fund's Board of Directors approves an earlier revision or termination as being in the best interest of the Fund.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are as shown in the table and remain the same. The costs in the one-year example and for the first year of the three-year example reflect the Adviser’s agreement to waive fees and reimburse expenses through December 31, 2014. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
Expense Example BMO Diversified Income Fund (USD $)	Class Y	Class I	Class R-3	Class R-6
1 Year	90	64	115	49
3 Years	317	238	395	191

Portfolio Turnover
The Fund incurs transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.
Principal Investment Strategies
The Fund invests primarily in shares of other mutual funds, including other BMO Funds (the "underlying funds"), according to an asset allocation strategy developed by the Adviser. The Fund normally targets an allocation of approximately 80% of its total assets in funds that invest principally in fixed income securities and 20% of its total assets in funds that invest principally in equity securities. Under normal market conditions, the Fund allocates its assets among the underlying funds based on asset allocation target ranges of 70-90% of its total assets in funds that invest principally in fixed income securities and 10-30% of its total assets in funds that invest principally in equity securities. Equity securities in which the underlying funds may invest may be of any market capitalization and include common stock, preferred stock, rights and warrants, and securities convertible into common stock. Fixed income securities in which the underlying funds may invest include corporate bonds and government, mortgage-backed and asset-backed securities. The Fund also may invest in funds with exposure to debt securities that are below investment grade, also known as high yield securities (junk bonds), and in funds that invest in cash, cash equivalents, and other short-term fixed income instruments, including money market funds.

The Fund is one of the BMO Target Risk Funds. The target investment allocation for each of the Target Risk Funds, based on each Fund's total assets, is set forth below.

BMO Fund:	Equity:	Fixed Income:	Money Market Funds:
Diversified Income	10% - 30%	70% - 100%	0% - 10%
Moderate Balanced	30% - 50%	50% - 70%	0% - 10%
Growth Balanced	50% - 70%	30% - 50%	0% - 10%
Aggressive Allocation	70% - 90%	10% - 30%	0% - 10%
Diversified Stock	90% - 100%	0%	0% - 10%
Aggressive Stock	90% - 100%	0%	0% - 10%

The Adviser will continuously monitor the Fund and may make modifications to either the investment approach or the underlying fund allocations that the Adviser believes could benefit shareholders. The Adviser will also monitor the underlying funds on an ongoing basis and may increase or decrease the Fund's investment in one or several underlying funds. The underlying fund selections are made based on several considerations, including the fund's investment team expertise, style or asset class exposures, portfolio characteristics, risk profile, and investment process.

The underlying funds invest their assets directly in equity, fixed income, cash, and cash equivalents (including money market funds) in accordance with their own investment objectives and policies.

Although the Fund intends to invest primarily in a combination of underlying funds, the Fund may invest directly in equity and fixed income securities and money market securities.
Principal Risks
The Fund cannot assure that it will achieve its investment objective. An investment in the Fund is not a deposit of BMO Harris Bank N.A., or any of its affiliates, and is not insured or guaranteed by the FDIC or any other government agency.

This section describes the principal risks associated with the Fund's principal investment strategies. The net asset value of the Fund will vary, and you could lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Affiliated Fund Risk. The Adviser's authority to select and substitute underlying funds from a variety of affiliated and unaffiliated mutual funds may create a conflict of interest because the Adviser and its affiliated companies typically receive fees from the affiliated funds.

Asset Allocation Risk. Investments in the Fund are subject to risks related to the Adviser's allocation choices. The selection of the underlying funds and the allocation of the Fund's assets among the various asset classes and market segments could cause the Fund to lose value or cause the Fund to underperform relevant benchmarks or other funds with similar investment objectives.

Market Risk. Stock and bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the Fund will fluctuate, which means that you could lose money.

Underlying Fund Investment Risk. The Fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in the Fund will incur fees to pay for certain expenses related to the operations of the Fund. An investor holding the underlying funds directly and in the same proportions as the Fund would incur lower overall expenses, but would not receive the benefit of the portfolio management and other services provided by the Fund. The Fund's risks are directly related to the risks of the underlying funds. It is important to understand the risks associated with investing in the underlying funds.
  Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries, or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
  Large-, Mid-, and Small-Cap Risk. Stocks of different market capitalizations tend to go in and out of favor based on market and economic conditions. Historically, small- and mid-cap stocks tend to be more volatile than large-cap stocks, and small-cap stocks have been riskier than large- and mid-cap stocks. During a period when stocks of a particular market capitalization fall behind other types of investments, an underlying fund's large-, mid-, or small-cap holdings could reduce performance.
  Style Risk. Different investment styles, such as growth or equity, tend to shift in and out of favor depending on market and investor sentiment. The Fund may underperform other funds that invest in underlying funds with similar asset classes but employ different investment styles.
  Liquidity Risk. Liquidity risk refers to the possibility that a fund may not be able to sell or buy a security or close out an investment contract at a favorable price or time. Consequently, an underlying fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on the fund's performance.
  Fixed Income Risk. Interest rates rise and fall over time, which will affect an underlying fund's yield and share price. The credit quality of a portfolio investment could also cause an underlying fund's share price to fall. An underlying fund could lose money if the issuer or counterparty defaults by failing to pay interest or principal when due. Fixed income securities may be paid off earlier or later than expected. Either situation could cause an underlying fund to hold securities paying lower-than-market rates of interest, which could hurt the fund's yield or share price.
  High Yield Securities Risk. High yield securities, also referred to as "junk bonds" or non-investment grade securities, tend to be more sensitive to economic conditions than are higher-rated securities, generally involve more credit risk than securities in the higher-rated categories and are predominantly considered to be speculative. The issuers of high yield securities are typically more leveraged, and the risk of loss due to default by an issuer of high yield securities is significantly greater than issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors.
  Sector Risks. Companies with similar characteristics, such as those within the same industry, may be grouped together in broad categories called sectors. To the extent an underlying fund invests its assets in a particular sector, the fund's performance may be more susceptible to any economic, business or other developments that generally affect that sector.

Fund Performance
The Fund is the successor to the portfolio of a collective trust fund (the “Collective Fund”) managed by the Adviser with objectives, policies and restrictions that were, in all material respects, equivalent to those of the Fund. It is anticipated that, at the Fund’s commencement of operations, the assets of the Collective Fund will be transferred to the Fund in exchange for Fund shares. The performance information shown for the Class I shares reflects the performance of the Collective Fund for periods before the Fund commenced operations, not adjusted to reflect the Class I expenses. If the Class I expenses had been deducted, the returns would be lower than those shown below. The Collective Fund was not registered under the Investment Company Act of 1940 (“1940 Act”) and was not subject to certain investment restrictions and diversification requirements that are imposed by the 1940 Act and the Internal Revenue Code which, if applicable, might have adversely affected the performance of the Collective Fund.

The bar chart and table show the historical performance of the Collective Fund and provide some indication of the risks of investing in the Fund. The bar chart shows how the Collective Fund’s total returns before taxes have varied from year to year, while the table compares the Collective Fund’s average annual total returns to the returns of a broad measure of market performance and averages of funds with similar investment objectives. Performance for the Fund’s Class Y, R-3 and R-6 shares will vary from the Class I shares based on the expenses of each class. Please keep in mind that the Collective Fund’s past performance does not represent how the Fund will perform in the future both before and after taxes. Investors may obtain updated performance information for the Fund at www.bmofundsus.com.
Class I—Annual Total Returns (calendar years 2003-2012)

For the period January 1, 2013 through March 31, 2013, the aggregate (non-annualized) total return for the Collective Fund was 2.25%.

During the periods shown in the bar chart for the Fund:

	Quarter Ended	Returns
Best quarter	6/30/2009	9.22%
Worst quarter	9/30/2008	(5.56)%

Average Annual Total Returns through 12/31/12
Average Annual Total Returns BMO Diversified Income Fund	1 Year	5 Year	10 Year	Since Inception	Inception Date
Class I	10.60%	5.80%	5.94%	6.24%	Aug 1, 1994
Class I Return After Taxes on Distributions					Aug 1, 1994
Class I Return After Taxes on Distributions and Sale of Fund Shares					Aug 1, 1994
Barclays U.S. Aggregate Bond Index	4.21%	5.95%	5.18%	6.48%	Aug 1, 1994

The Barclays U.S. Aggregate Bond Index (BABI) is an index that covers the U.S. investment-grade fixed-rate bond market, including government and credit securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-based securities. To qualify for inclusion, a bond or security must have at least one year to final maturity and be rated Baa3 or better, dollar denominated, non-convertible, fixed-rate, and publicly issued.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BMO FUNDS, INC.
Prospectus Date	rr_ProspectusDate	Aug 29, 2013
BMO Diversified Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY BMO Diversified Income Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To provide total return primarily from income,
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	secondarily from appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund incurs transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” are based on estimated amounts for the Fund’s current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are as shown in the table and remain the same. The costs in the one-year example and for the first year of the three-year example reflect the Adviser’s agreement to waive fees and reimburse expenses through December 31, 2014. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests primarily in shares of other mutual funds, including other BMO Funds (the "underlying funds"), according to an asset allocation strategy developed by the Adviser. The Fund normally targets an allocation of approximately 80% of its total assets in funds that invest principally in fixed income securities and 20% of its total assets in funds that invest principally in equity securities. Under normal market conditions, the Fund allocates its assets among the underlying funds based on asset allocation target ranges of 70-90% of its total assets in funds that invest principally in fixed income securities and 10-30% of its total assets in funds that invest principally in equity securities. Equity securities in which the underlying funds may invest may be of any market capitalization and include common stock, preferred stock, rights and warrants, and securities convertible into common stock. Fixed income securities in which the underlying funds may invest include corporate bonds and government, mortgage-backed and asset-backed securities. The Fund also may invest in funds with exposure to debt securities that are below investment grade, also known as high yield securities (junk bonds), and in funds that invest in cash, cash equivalents, and other short-term fixed income instruments, including money market funds.

The Fund is one of the BMO Target Risk Funds. The target investment allocation for each of the Target Risk Funds, based on each Fund's total assets, is set forth below.

BMO Fund:	Equity:	Fixed Income:	Money Market Funds:
Diversified Income	10% - 30%	70% - 100%	0% - 10%
Moderate Balanced	30% - 50%	50% - 70%	0% - 10%
Growth Balanced	50% - 70%	30% - 50%	0% - 10%
Aggressive Allocation	70% - 90%	10% - 30%	0% - 10%
Diversified Stock	90% - 100%	0%	0% - 10%
Aggressive Stock	90% - 100%	0%	0% - 10%

The Adviser will continuously monitor the Fund and may make modifications to either the investment approach or the underlying fund allocations that the Adviser believes could benefit shareholders. The Adviser will also monitor the underlying funds on an ongoing basis and may increase or decrease the Fund's investment in one or several underlying funds. The underlying fund selections are made based on several considerations, including the fund's investment team expertise, style or asset class exposures, portfolio characteristics, risk profile, and investment process.

The underlying funds invest their assets directly in equity, fixed income, cash, and cash equivalents (including money market funds) in accordance with their own investment objectives and policies.

		Although the Fund intends to invest primarily in a combination of underlying funds, the Fund may invest directly in equity and fixed income securities and money market securities.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund cannot assure that it will achieve its investment objective. An investment in the Fund is not a deposit of BMO Harris Bank N.A., or any of its affiliates, and is not insured or guaranteed by the FDIC or any other government agency.

This section describes the principal risks associated with the Fund's principal investment strategies. The net asset value of the Fund will vary, and you could lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Affiliated Fund Risk. The Adviser's authority to select and substitute underlying funds from a variety of affiliated and unaffiliated mutual funds may create a conflict of interest because the Adviser and its affiliated companies typically receive fees from the affiliated funds.

Asset Allocation Risk. Investments in the Fund are subject to risks related to the Adviser's allocation choices. The selection of the underlying funds and the allocation of the Fund's assets among the various asset classes and market segments could cause the Fund to lose value or cause the Fund to underperform relevant benchmarks or other funds with similar investment objectives.

Market Risk. Stock and bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the Fund will fluctuate, which means that you could lose money.

Underlying Fund Investment Risk. The Fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in the Fund will incur fees to pay for certain expenses related to the operations of the Fund. An investor holding the underlying funds directly and in the same proportions as the Fund would incur lower overall expenses, but would not receive the benefit of the portfolio management and other services provided by the Fund. The Fund's risks are directly related to the risks of the underlying funds. It is important to understand the risks associated with investing in the underlying funds.
  Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries, or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
  Large-, Mid-, and Small-Cap Risk. Stocks of different market capitalizations tend to go in and out of favor based on market and economic conditions. Historically, small- and mid-cap stocks tend to be more volatile than large-cap stocks, and small-cap stocks have been riskier than large- and mid-cap stocks. During a period when stocks of a particular market capitalization fall behind other types of investments, an underlying fund's large-, mid-, or small-cap holdings could reduce performance.
  Style Risk. Different investment styles, such as growth or equity, tend to shift in and out of favor depending on market and investor sentiment. The Fund may underperform other funds that invest in underlying funds with similar asset classes but employ different investment styles.
  Liquidity Risk. Liquidity risk refers to the possibility that a fund may not be able to sell or buy a security or close out an investment contract at a favorable price or time. Consequently, an underlying fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on the fund's performance.
  Fixed Income Risk. Interest rates rise and fall over time, which will affect an underlying fund's yield and share price. The credit quality of a portfolio investment could also cause an underlying fund's share price to fall. An underlying fund could lose money if the issuer or counterparty defaults by failing to pay interest or principal when due. Fixed income securities may be paid off earlier or later than expected. Either situation could cause an underlying fund to hold securities paying lower-than-market rates of interest, which could hurt the fund's yield or share price.
  High Yield Securities Risk. High yield securities, also referred to as "junk bonds" or non-investment grade securities, tend to be more sensitive to economic conditions than are higher-rated securities, generally involve more credit risk than securities in the higher-rated categories and are predominantly considered to be speculative. The issuers of high yield securities are typically more leveraged, and the risk of loss due to default by an issuer of high yield securities is significantly greater than issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors.
  Sector Risks. Companies with similar characteristics, such as those within the same industry, may be grouped together in broad categories called sectors. To the extent an underlying fund invests its assets in a particular sector, the fund's performance may be more susceptible to any economic, business or other developments that generally affect that sector.

Risk Lose Money [Text]	rr_RiskLoseMoney	The net asset value of the Fund will vary, and you could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of BMO Harris Bank N.A., or any of its affiliates, and is not insured or guaranteed by the FDIC or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund is the successor to the portfolio of a collective trust fund (the “Collective Fund”) managed by the Adviser with objectives, policies and restrictions that were, in all material respects, equivalent to those of the Fund. It is anticipated that, at the Fund’s commencement of operations, the assets of the Collective Fund will be transferred to the Fund in exchange for Fund shares. The performance information shown for the Class I shares reflects the performance of the Collective Fund for periods before the Fund commenced operations, not adjusted to reflect the Class I expenses. If the Class I expenses had been deducted, the returns would be lower than those shown below. The Collective Fund was not registered under the Investment Company Act of 1940 (“1940 Act”) and was not subject to certain investment restrictions and diversification requirements that are imposed by the 1940 Act and the Internal Revenue Code which, if applicable, might have adversely affected the performance of the Collective Fund.

		The bar chart and table show the historical performance of the Collective Fund and provide some indication of the risks of investing in the Fund. The bar chart shows how the Collective Fund’s total returns before taxes have varied from year to year, while the table compares the Collective Fund’s average annual total returns to the returns of a broad measure of market performance and averages of funds with similar investment objectives. Performance for the Fund’s Class Y, R-3 and R-6 shares will vary from the Class I shares based on the expenses of each class. Please keep in mind that the Collective Fund’s past performance does not represent how the Fund will perform in the future both before and after taxes. Investors may obtain updated performance information for the Fund at www.bmofundsus.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table show the historical performance of the Collective Fund and provide some indication of the risks of investing in the Fund. The bar chart shows how the Collective Fund’s total returns before taxes have varied from year to year, while the table compares the Collective Fund’s average annual total returns to the returns of a broad measure of market performance and averages of funds with similar investment objectives.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.bmofundsus.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please keep in mind that the Collective Fund’s past performance does not represent how the Fund will perform in the future both before and after taxes.
Bar Chart [Heading]	rr_BarChartHeading	Class I—Annual Total Returns (calendar years 2003-2012)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

For the period January 1, 2013 through March 31, 2013, the aggregate (non-annualized) total return for the Collective Fund was 2.25%.

During the periods shown in the bar chart for the Fund:

	Quarter Ended	Returns
Best quarter	6/30/2009	9.22%
Worst quarter	9/30/2008	(5.56)%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns through 12/31/12
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The Barclays U.S. Aggregate Bond Index (BABI) is an index that covers the U.S. investment-grade fixed-rate bond market, including government and credit securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-based securities. To qualify for inclusion, a bond or security must have at least one year to final maturity and be rated Baa3 or better, dollar denominated, non-convertible, fixed-rate, and publicly issued.
BMO Diversified Income Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed, for shares held less than 30 days)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.50%	[1]
Acquired (underlying) fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.55%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.05%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.17%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.88%	[2]
1 Year	rr_ExpenseExampleYear01	90
3 Years	rr_ExpenseExampleYear03	317
BMO Diversified Income Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed, for shares held less than 30 days)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.25%	[1]
Acquired (underlying) fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.55%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.80%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.17%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.63%	[2]
1 Year	rr_ExpenseExampleYear01	64
3 Years	rr_ExpenseExampleYear03	238
2003	rr_AnnualReturn2003	8.61%
2004	rr_AnnualReturn2004	5.39%
2005	rr_AnnualReturn2005	3.72%
2006	rr_AnnualReturn2006	6.57%
2007	rr_AnnualReturn2007	6.19%
2008	rr_AnnualReturn2008	(11.45%)
2009	rr_AnnualReturn2009	19.65%
2010	rr_AnnualReturn2010	10.38%
2011	rr_AnnualReturn2011	2.51%
2012	rr_AnnualReturn2012	10.60%
Year to Date Return, Label	rr_YearToDateReturnLabel	the aggregate (non-annualized) total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.25%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.22%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.56%)
1 Year	rr_AverageAnnualReturnYear01	10.60%
5 Year	rr_AverageAnnualReturnYear05	5.80%
10 Year	rr_AverageAnnualReturnYear10	5.94%
Since Inception	rr_AverageAnnualReturnSinceInception	6.24%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 1994
BMO Diversified Income Fund | Class R-3
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed, for shares held less than 30 days)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.25%	[1]
Acquired (underlying) fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.55%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.30%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.17%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	1.13%	[2]
1 Year	rr_ExpenseExampleYear01	115
3 Years	rr_ExpenseExampleYear03	395
BMO Diversified Income Fund | Class R-6
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed, for shares held less than 30 days)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.10%	[1]
Acquired (underlying) fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.55%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.65%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.17%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.48%	[2]
1 Year	rr_ExpenseExampleYear01	49
3 Years	rr_ExpenseExampleYear03	191
BMO Diversified Income Fund | Return After Taxes on Distributions | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01
5 Year	rr_AverageAnnualReturnYear05
10 Year	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 1994
BMO Diversified Income Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01
5 Year	rr_AverageAnnualReturnYear05
10 Year	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 1994
BMO Diversified Income Fund | Barclays U.S. Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.21%
5 Year	rr_AverageAnnualReturnYear05	5.95%
10 Year	rr_AverageAnnualReturnYear10	5.18%
Since Inception	rr_AverageAnnualReturnSinceInception	6.48%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 1994

[1]	"Other Expenses" are based on estimated amounts for the Fund's current fiscal year.
[2]	BMO Asset Management Corp. (Adviser) has agreed to waive or reduce fees and reimburse expenses to the extent necessary to prevent class total annual operating expenses (including acquired fund fees and expenses, but excluding interest, taxes, brokerage commissions, other investment-related costs, and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund's business) from exceeding 0.88% for Class Y, 0.63% for Class I, 1.13% for Class R-3, and 0.48% for Class R-6 through December 31, 2014. This expense limitation agreement may not be terminated prior to December 31, 2014 unless the Fund's Board of Directors approves an earlier revision or termination as being in the best interest of the Fund.

BMO Moderate Balanced Fund
BMO Moderate Balanced Fund
Investment Objective:
To provide total investment return from income and appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees BMO Moderate Balanced Fund	Class Y	Class I	Class R-3	Class R-6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	none	none	none	none
Redemption Fee (as a percentage of amount redeemed, for shares held less than 30 days)	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses BMO Moderate Balanced Fund		Class Y	Class I	Class R-3	Class R-6
Management Fees		none	none	none	none
Distribution (12b-1) fees		none	none	0.50%	none
Other Expenses	[1]	0.50%	0.25%	0.25%	0.10%
Acquired (underlying) fund fees and expenses		0.58%	0.58%	0.58%	0.58%
Total Annual Fund Operating Expenses		1.08%	0.83%	1.33%	0.68%
Fee Waiver and Expense Reimbursement	[2]	0.20%	0.20%	0.20%	0.20%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	[2]	0.88%	0.63%	1.13%	0.48%
[1]	"Other Expenses" are based on estimated amounts for the Fund's current fiscal year.
[2]	BMO Asset Management Corp. (Adviser) has agreed to waive or reduce fees and reimburse expenses to the extent necessary to prevent class total annual operating expenses (including acquired fund fees and expenses, but excluding interest, taxes, brokerage commissions, other investment-related costs, and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund's business) from exceeding 0.88% for Class Y, 0.63% for Class I, 1.13% for Class R-3, and 0.48% for Class R-6 through December 31, 2014. This expense limitation agreement may not be terminated prior to December 31, 2014 unless the Fund's Board of Directors approves an earlier revision or termination as being in the best interest of the Fund.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are as shown in the table and remain the same. The costs in the one-year example and for the first year of the three-year example reflect the Adviser’s agreement to waive fees and reimburse expenses through December 31, 2014. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Expense Example BMO Moderate Balanced Fund (USD $)	Class Y	Class I	Class R-3	Class R-6
1 Year	90	64	115	49
3 Years	324	245	402	197

Portfolio Turnover
The Fund incurs transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.
Principal Investment Strategies
The Fund invests primarily in shares of other mutual funds, including other BMO Funds (the "underlying funds"), according to an asset allocation strategy developed by the Adviser. The Fund normally targets an allocation of approximately 60% of its total assets in funds that invest principally in fixed income securities and 40% of its total assets in funds that invest principally in equity securities. Under normal market conditions the Fund allocates its assets among the underlying funds based on asset allocation target ranges of 50-70% of its total assets in funds that invest principally in fixed income securities and 30-50% of its total assets in funds that invest principally in equity securities. Equity securities in which the underlying funds may invest may be of any market capitalization and include common stock, preferred stock, rights and warrants, and securities convertible into common stock. Fixed income securities in which the underlying funds may invest include corporate bonds and government, mortgage-backed and asset-backed securities. The Fund also may invest in funds with exposure to debt securities that are below investment grade, also known as high yield securities (junk bonds), and in funds that invest in cash, cash equivalents, and other short-term fixed income instruments, including money market funds. While the Fund will invest primarily in underlying funds that invest in U.S. securities, some underlying funds may invest in foreign securities, including emerging markets.

The Fund is one of the BMO Target Risk Funds. The target investment allocation for each of the Target Risk Funds, based on each Fund's total assets, is set forth below.

BMO Fund:	Equity:	Fixed Income:	Money Market Funds:
Diversified Income	10% - 30%	70% - 100%	0% - 10%
Moderate Balanced	30% - 50%	50% - 70%	0% - 10%
Growth Balanced	50% - 70%	30% - 50%	0% - 10%
Aggressive Allocation	70% - 90%	10% - 30%	0% - 10%
Diversified Stock	90% - 100%	0%	0% - 10%
Aggressive Stock	90% - 100%	0%	0% - 10%

The Adviser will continuously monitor the Fund and may make modifications to either the investment approach or the underlying fund allocations that the Adviser believes could benefit shareholders. The Adviser will also monitor the underlying funds on an ongoing basis and may increase or decrease the Fund's investment in one or several underlying funds. The underlying fund selections are made based on several considerations, including the fund's investment team expertise, style or asset class exposures, portfolio characteristics, risk profile, and investment process.

The underlying funds invest their assets directly in equity, fixed income, cash, and cash equivalents (including money market funds) in accordance with their own investment objectives and policies.

Although the Fund intends to invest primarily in a combination of underlying funds, the Fund may invest directly in equity and fixed income securities and money market securities.
Principal Risks
The Fund cannot assure that it will achieve its investment objective. An investment in the Fund is not a deposit of BMO Harris Bank N.A., or any of its affiliates, and is not insured or guaranteed by the FDIC or any other government agency.

This section describes the principal risks associated with the Fund's principal investment strategies. The net asset value of the Fund will vary, and you could lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Affiliated Fund Risk. The Adviser's authority to select and substitute underlying funds from a variety of affiliated and unaffiliated mutual funds may create a conflict of interest because the Adviser and its affiliated companies typically receive fees from the affiliated funds.

Asset Allocation Risk. Investments in the Fund are subject to risks related to the Adviser's allocation choices. The selection of the underlying funds and the allocation of the Fund's assets among the various asset classes and market segments could cause the Fund to lose value or cause the Fund to underperform relevant benchmarks or other funds with similar investment objectives.

Market Risk. Stock and bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the Fund will fluctuate, which means that you could lose money.

Underlying Fund Investment Risk. The Fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in the Fund will incur fees to pay for certain expenses related to the operations of the Fund. An investor holding the underlying funds directly and in the same proportions as the Fund would incur lower overall expenses, but would not receive the benefit of the portfolio management and other services provided by the Fund. The Fund's risks are directly related to the risks of the underlying funds. It is important to understand the risks associated with investing in the underlying funds.
  Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries, or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
  Large-, Mid-, and Small-Cap Risk. Stocks of different market capitalizations tend to go in and out of favor based on market and economic conditions. Historically, small- and mid-cap stocks tend to be more volatile than large-cap stocks, and small-cap stocks have been riskier than large- and mid-cap stocks. During a period when stocks of a particular market capitalization fall behind other types of investments, an underlying fund's large-, mid-, or small-cap holdings could reduce performance.
  Style Risk. Different investment styles, such as growth or equity, tend to shift in and out of favor depending on market and investor sentiment. The Fund may underperform other funds that invest in underlying funds with similar asset classes but employ different investment styles.
  Foreign Securities Risk. Investing in foreign securities may involve additional risks, including currency-rate fluctuations, political and economic instability, differences in financial reporting standards, less-strict regulation of the securities markets, and possible imposition of foreign withholding taxes. Furthermore, a fund may incur higher costs and expenses when making foreign investments, which will affect the fund's total return.
  Emerging Markets Risk. Investments in emerging markets can involve risks in addition to and greater than those generally associated with investing in more developed foreign markets, which may make emerging market securities more volatile and potentially less liquid than securities issued in more developed markets.
  Liquidity Risk. Liquidity risk refers to the possibility that a fund may not be able to sell or buy a security or close out an investment contract at a favorable price or time. Consequently, an underlying fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on the fund's performance.
  Fixed Income Risk. Interest rates rise and fall over time, which will affect an underlying fund's yield and share price. The credit quality of a portfolio investment could also cause an underlying fund's share price to fall. An underlying fund could lose money if the issuer or counterparty defaults by failing to pay interest or principal when due. Fixed income securities may be paid off earlier or later than expected. Either situation could cause an underlying fund to hold securities paying lower-than-market rates of interest, which could hurt the fund's yield or share price.
  High Yield Securities Risk. High yield securities, also referred to as "junk bonds" or non-investment grade securities, tend to be more sensitive to economic conditions than are higher-rated securities, generally involve more credit risk than securities in the higher-rated categories and are predominantly considered to be speculative. The issuers of high yield securities are typically more leveraged, and the risk of loss due to default by an issuer of high yield securities is significantly greater than issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors.
  Sector Risks. Companies with similar characteristics, such as those within the same industry, may be grouped together in broad categories called sectors. To the extent an underlying fund invests its assets in a particular sector, the fund's performance may be more susceptible to any economic, business or other developments that generally affect that sector.

Fund Performance
The Fund is the successor to the portfolio of a collective trust fund (the “Collective Fund”) managed by the Adviser with objectives, policies and restrictions that were, in all material respects, equivalent to those of the Fund. It is anticipated that, at the Fund’s commencement of operations, the assets of the Collective Fund will be transferred to the Fund in exchange for Fund shares. The performance information shown for the Class I shares reflects the performance of the Collective Fund for periods before the Fund commenced operations, not adjusted to reflect the Class I expenses. If the Class I expenses had been deducted, the returns would be lower than those shown below. The Collective Fund was not registered under the Investment Company Act of 1940 (“1940 Act”) and was not subject to certain investment restrictions and diversification requirements that are imposed by the 1940 Act and the Internal Revenue Code which, if applicable, might have adversely affected the performance of the Collective Fund.

The bar chart and table show the historical performance of the Collective Fund and provide some indication of the risks of investing in the Fund. The bar chart shows how the Collective Fund’s total returns before taxes have varied from year to year, while the table compares the Collective Fund’s average annual total returns to the returns of a broad measure of market performance and averages of funds with similar investment objectives. Performance for the Fund’s Class Y, R-3 and R-6 shares will vary from the Class I shares based on the expenses of each class. Please keep in mind that the Collective Fund’s past performance does not represent how the Fund will perform in the future both before and after taxes. Investors may obtain updated performance information for the Fund at www.bmofundsus.com.
Class I—Annual Total Returns (calendar years 2003-2012)

For the period January 1, 2013 through March 31, 2013, the aggregate (non-annualized) total return for the Collective Fund was 4.00%.

During the periods shown in the bar chart for the Fund:

	Quarter Ended	Returns
Best quarter	6/30/2009	11.41%
Worst quarter	12/31/2008	(9.39)%

Average Annual Total Returns through 12/31/12
Average Annual Total Returns BMO Moderate Balanced Fund	1 Year	5 Year	10 Year	Since Inception	Inception Date
Class I	11.91%	4.48%	6.47%	6.84%	Aug 1, 1994
Class I Return After Taxes on Distributions					Aug 1, 1994
Class I Return After Taxes on Distributions and Sale of Fund Shares					Aug 1, 1994
Barclays U.S. Aggregate Bond Index	4.21%	5.95%	5.18%	6.48%	Aug 1, 1994

The Barclays U.S. Aggregate Bond Index (BABI) is an index that covers the U.S. investment-grade fixed-rate bond market, including government and credit securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-based securities. To qualify for inclusion, a bond or security must have at least one year to final maturity and be rated Baa3 or better, dollar denominated, non-convertible, fixed-rate, and publicly issued.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BMO FUNDS, INC.
Prospectus Date	rr_ProspectusDate	Aug 29, 2013
BMO Moderate Balanced Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	BMO Moderate Balanced Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To provide total investment return from income and appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund incurs transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” are based on estimated amounts for the Fund’s current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are as shown in the table and remain the same. The costs in the one-year example and for the first year of the three-year example reflect the Adviser’s agreement to waive fees and reimburse expenses through December 31, 2014. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests primarily in shares of other mutual funds, including other BMO Funds (the "underlying funds"), according to an asset allocation strategy developed by the Adviser. The Fund normally targets an allocation of approximately 60% of its total assets in funds that invest principally in fixed income securities and 40% of its total assets in funds that invest principally in equity securities. Under normal market conditions the Fund allocates its assets among the underlying funds based on asset allocation target ranges of 50-70% of its total assets in funds that invest principally in fixed income securities and 30-50% of its total assets in funds that invest principally in equity securities. Equity securities in which the underlying funds may invest may be of any market capitalization and include common stock, preferred stock, rights and warrants, and securities convertible into common stock. Fixed income securities in which the underlying funds may invest include corporate bonds and government, mortgage-backed and asset-backed securities. The Fund also may invest in funds with exposure to debt securities that are below investment grade, also known as high yield securities (junk bonds), and in funds that invest in cash, cash equivalents, and other short-term fixed income instruments, including money market funds. While the Fund will invest primarily in underlying funds that invest in U.S. securities, some underlying funds may invest in foreign securities, including emerging markets.

The Fund is one of the BMO Target Risk Funds. The target investment allocation for each of the Target Risk Funds, based on each Fund's total assets, is set forth below.

BMO Fund:	Equity:	Fixed Income:	Money Market Funds:
Diversified Income	10% - 30%	70% - 100%	0% - 10%
Moderate Balanced	30% - 50%	50% - 70%	0% - 10%
Growth Balanced	50% - 70%	30% - 50%	0% - 10%
Aggressive Allocation	70% - 90%	10% - 30%	0% - 10%
Diversified Stock	90% - 100%	0%	0% - 10%
Aggressive Stock	90% - 100%	0%	0% - 10%

The Adviser will continuously monitor the Fund and may make modifications to either the investment approach or the underlying fund allocations that the Adviser believes could benefit shareholders. The Adviser will also monitor the underlying funds on an ongoing basis and may increase or decrease the Fund's investment in one or several underlying funds. The underlying fund selections are made based on several considerations, including the fund's investment team expertise, style or asset class exposures, portfolio characteristics, risk profile, and investment process.

The underlying funds invest their assets directly in equity, fixed income, cash, and cash equivalents (including money market funds) in accordance with their own investment objectives and policies.

		Although the Fund intends to invest primarily in a combination of underlying funds, the Fund may invest directly in equity and fixed income securities and money market securities.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund cannot assure that it will achieve its investment objective. An investment in the Fund is not a deposit of BMO Harris Bank N.A., or any of its affiliates, and is not insured or guaranteed by the FDIC or any other government agency.

This section describes the principal risks associated with the Fund's principal investment strategies. The net asset value of the Fund will vary, and you could lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Affiliated Fund Risk. The Adviser's authority to select and substitute underlying funds from a variety of affiliated and unaffiliated mutual funds may create a conflict of interest because the Adviser and its affiliated companies typically receive fees from the affiliated funds.

Asset Allocation Risk. Investments in the Fund are subject to risks related to the Adviser's allocation choices. The selection of the underlying funds and the allocation of the Fund's assets among the various asset classes and market segments could cause the Fund to lose value or cause the Fund to underperform relevant benchmarks or other funds with similar investment objectives.

Market Risk. Stock and bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the Fund will fluctuate, which means that you could lose money.

Underlying Fund Investment Risk. The Fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in the Fund will incur fees to pay for certain expenses related to the operations of the Fund. An investor holding the underlying funds directly and in the same proportions as the Fund would incur lower overall expenses, but would not receive the benefit of the portfolio management and other services provided by the Fund. The Fund's risks are directly related to the risks of the underlying funds. It is important to understand the risks associated with investing in the underlying funds.
  Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries, or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
  Large-, Mid-, and Small-Cap Risk. Stocks of different market capitalizations tend to go in and out of favor based on market and economic conditions. Historically, small- and mid-cap stocks tend to be more volatile than large-cap stocks, and small-cap stocks have been riskier than large- and mid-cap stocks. During a period when stocks of a particular market capitalization fall behind other types of investments, an underlying fund's large-, mid-, or small-cap holdings could reduce performance.
  Style Risk. Different investment styles, such as growth or equity, tend to shift in and out of favor depending on market and investor sentiment. The Fund may underperform other funds that invest in underlying funds with similar asset classes but employ different investment styles.
  Foreign Securities Risk. Investing in foreign securities may involve additional risks, including currency-rate fluctuations, political and economic instability, differences in financial reporting standards, less-strict regulation of the securities markets, and possible imposition of foreign withholding taxes. Furthermore, a fund may incur higher costs and expenses when making foreign investments, which will affect the fund's total return.
  Emerging Markets Risk. Investments in emerging markets can involve risks in addition to and greater than those generally associated with investing in more developed foreign markets, which may make emerging market securities more volatile and potentially less liquid than securities issued in more developed markets.
  Liquidity Risk. Liquidity risk refers to the possibility that a fund may not be able to sell or buy a security or close out an investment contract at a favorable price or time. Consequently, an underlying fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on the fund's performance.
  Fixed Income Risk. Interest rates rise and fall over time, which will affect an underlying fund's yield and share price. The credit quality of a portfolio investment could also cause an underlying fund's share price to fall. An underlying fund could lose money if the issuer or counterparty defaults by failing to pay interest or principal when due. Fixed income securities may be paid off earlier or later than expected. Either situation could cause an underlying fund to hold securities paying lower-than-market rates of interest, which could hurt the fund's yield or share price.
  High Yield Securities Risk. High yield securities, also referred to as "junk bonds" or non-investment grade securities, tend to be more sensitive to economic conditions than are higher-rated securities, generally involve more credit risk than securities in the higher-rated categories and are predominantly considered to be speculative. The issuers of high yield securities are typically more leveraged, and the risk of loss due to default by an issuer of high yield securities is significantly greater than issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors.
  Sector Risks. Companies with similar characteristics, such as those within the same industry, may be grouped together in broad categories called sectors. To the extent an underlying fund invests its assets in a particular sector, the fund's performance may be more susceptible to any economic, business or other developments that generally affect that sector.

Risk Lose Money [Text]	rr_RiskLoseMoney	The net asset value of the Fund will vary, and you could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of BMO Harris Bank N.A., or any of its affiliates, and is not insured or guaranteed by the FDIC or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund is the successor to the portfolio of a collective trust fund (the “Collective Fund”) managed by the Adviser with objectives, policies and restrictions that were, in all material respects, equivalent to those of the Fund. It is anticipated that, at the Fund’s commencement of operations, the assets of the Collective Fund will be transferred to the Fund in exchange for Fund shares. The performance information shown for the Class I shares reflects the performance of the Collective Fund for periods before the Fund commenced operations, not adjusted to reflect the Class I expenses. If the Class I expenses had been deducted, the returns would be lower than those shown below. The Collective Fund was not registered under the Investment Company Act of 1940 (“1940 Act”) and was not subject to certain investment restrictions and diversification requirements that are imposed by the 1940 Act and the Internal Revenue Code which, if applicable, might have adversely affected the performance of the Collective Fund.

		The bar chart and table show the historical performance of the Collective Fund and provide some indication of the risks of investing in the Fund. The bar chart shows how the Collective Fund’s total returns before taxes have varied from year to year, while the table compares the Collective Fund’s average annual total returns to the returns of a broad measure of market performance and averages of funds with similar investment objectives. Performance for the Fund’s Class Y, R-3 and R-6 shares will vary from the Class I shares based on the expenses of each class. Please keep in mind that the Collective Fund’s past performance does not represent how the Fund will perform in the future both before and after taxes. Investors may obtain updated performance information for the Fund at www.bmofundsus.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table show the historical performance of the Collective Fund and provide some indication of the risks of investing in the Fund. The bar chart shows how the Collective Fund’s total returns before taxes have varied from year to year, while the table compares the Collective Fund’s average annual total returns to the returns of a broad measure of market performance and averages of funds with similar investment objectives.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.bmofundsus.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please keep in mind that the Collective Fund’s past performance does not represent how the Fund will perform in the future both before and after taxes.
Bar Chart [Heading]	rr_BarChartHeading	Class I—Annual Total Returns (calendar years 2003-2012)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

For the period January 1, 2013 through March 31, 2013, the aggregate (non-annualized) total return for the Collective Fund was 4.00%.

During the periods shown in the bar chart for the Fund:

	Quarter Ended	Returns
Best quarter	6/30/2009	11.41%
Worst quarter	12/31/2008	(9.39)%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns through 12/31/12
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The Barclays U.S. Aggregate Bond Index (BABI) is an index that covers the U.S. investment-grade fixed-rate bond market, including government and credit securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-based securities. To qualify for inclusion, a bond or security must have at least one year to final maturity and be rated Baa3 or better, dollar denominated, non-convertible, fixed-rate, and publicly issued.
BMO Moderate Balanced Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed, for shares held less than 30 days)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.50%	[1]
Acquired (underlying) fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.58%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.08%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.20%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.88%	[2]
1 Year	rr_ExpenseExampleYear01	90
3 Years	rr_ExpenseExampleYear03	324
BMO Moderate Balanced Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed, for shares held less than 30 days)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.25%	[1]
Acquired (underlying) fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.58%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.83%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.20%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.63%	[2]
1 Year	rr_ExpenseExampleYear01	64
3 Years	rr_ExpenseExampleYear03	245
2003	rr_AnnualReturn2003	15.11%
2004	rr_AnnualReturn2004	7.33%
2005	rr_AnnualReturn2005	4.99%
2006	rr_AnnualReturn2006	8.95%
2007	rr_AnnualReturn2007	6.43%
2008	rr_AnnualReturn2008	(20.15%)
2009	rr_AnnualReturn2009	23.18%
2010	rr_AnnualReturn2010	12.28%
2011	rr_AnnualReturn2011	0.71%
2012	rr_AnnualReturn2012	11.91%
Year to Date Return, Label	rr_YearToDateReturnLabel	the aggregate (non-annualized) total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.41%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.39%)
1 Year	rr_AverageAnnualReturnYear01	11.91%
5 Year	rr_AverageAnnualReturnYear05	4.48%
10 Year	rr_AverageAnnualReturnYear10	6.47%
Since Inception	rr_AverageAnnualReturnSinceInception	6.84%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 1994
BMO Moderate Balanced Fund | Class R-3
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed, for shares held less than 30 days)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.25%	[1]
Acquired (underlying) fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.58%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.33%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.20%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	1.13%	[2]
1 Year	rr_ExpenseExampleYear01	115
3 Years	rr_ExpenseExampleYear03	402
BMO Moderate Balanced Fund | Class R-6
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed, for shares held less than 30 days)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.10%	[1]
Acquired (underlying) fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.58%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.68%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.20%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.48%	[2]
1 Year	rr_ExpenseExampleYear01	49
3 Years	rr_ExpenseExampleYear03	197
BMO Moderate Balanced Fund | Return After Taxes on Distributions | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01
5 Year	rr_AverageAnnualReturnYear05
10 Year	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 1994
BMO Moderate Balanced Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01
5 Year	rr_AverageAnnualReturnYear05
10 Year	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 1994
BMO Moderate Balanced Fund | Barclays U.S. Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.21%
5 Year	rr_AverageAnnualReturnYear05	5.95%
10 Year	rr_AverageAnnualReturnYear10	5.18%
Since Inception	rr_AverageAnnualReturnSinceInception	6.48%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 1994

[1]	"Other Expenses" are based on estimated amounts for the Fund's current fiscal year.
[2]	BMO Asset Management Corp. (Adviser) has agreed to waive or reduce fees and reimburse expenses to the extent necessary to prevent class total annual operating expenses (including acquired fund fees and expenses, but excluding interest, taxes, brokerage commissions, other investment-related costs, and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund's business) from exceeding 0.88% for Class Y, 0.63% for Class I, 1.13% for Class R-3, and 0.48% for Class R-6 through December 31, 2014. This expense limitation agreement may not be terminated prior to December 31, 2014 unless the Fund's Board of Directors approves an earlier revision or termination as being in the best interest of the Fund.

BMO Growth Balanced Fund
BMO Growth Balanced Fund
Investment Objective:
To provide total investment return from income and appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees BMO Growth Balanced Fund	Class Y	Class I	Class R-3	Class R-6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	none	none	none	none
Redemption Fee (as a percentage of amount redeemed, for shares held less than 30 days)	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses BMO Growth Balanced Fund		Class Y	Class I	Class R-3	Class R-6
Management Fees		none	none	none	none
Distribution (12b-1) fees		none	none	0.50%	none
Other Expenses	[1]	0.46%	0.21%	0.21%	0.06%
Acquired (underlying) fund fees and expenses		0.61%	0.61%	0.61%	0.61%
Total Annual Fund Operating Expenses		1.07%	0.82%	1.32%	0.67%
Fee Waiver and Expense Reimbursement	[2]	0.13%	0.13%	0.13%	0.13%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	[2]	0.94%	0.69%	1.19%	0.54%
[1]	"Other Expenses" are based on estimated amounts for the Fund's current fiscal year.
[2]	BMO Asset Management Corp. (Adviser) has agreed to waive or reduce fees and reimburse expenses to the extent necessary to prevent class total annual operating expenses (including acquired fund fees and expenses, but excluding interest, taxes, brokerage commissions, other investment-related costs, and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund's business) from exceeding 0.94% for Class Y, 0.69% for Class I, 1.19% for Class R-3, and 0.54% for Class R-6 through December 31, 2014. This expense limitation agreement may not be terminated prior to December 31, 2014 unless the Fund’s Board of Directors approves an earlier revision or termination as being in the best interests of the Fund.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are as shown in the table and remain the same. The costs in the one-year example and for the first year of the three-year example reflect the Adviser’s agreement to waive fees and reimburse expenses through December 31, 2014. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
Expense Example BMO Growth Balanced Fund (USD $)	Class Y	Class I	Class R-3	Class R-6
1 Year	96	70	121	55
3 Years	327	249	406	201

Portfolio Turnover
The Fund incurs transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.
Principal Investment Strategies
The Fund invests primarily in shares of other mutual funds, including other BMO Funds (the "underlying funds"), according to an asset allocation strategy developed by the Adviser. The Fund normally targets an allocation of approximately 40% of its total assets in funds that invest principally in fixed income securities and 60% of its total assets in funds that invest principally in equity securities. Under normal market conditions, the Fund allocates its assets among the underlying funds based on asset allocation target ranges of 30-50% of its total assets in funds that invest principally in fixed income securities and 50-70% of its total assets in funds that invest principally in equity securities. Equity securities in which the underlying funds may invest may be of any market capitalization and include common stock, preferred stock, rights and warrants, and securities convertible into common stock. Fixed income securities in which the underlying funds may invest include corporate bonds and government, mortgage-backed and asset-backed securities. The Fund also may invest in funds with exposure to debt securities that are below investment grade, also known as high yield securities (junk bonds), and in funds that invest in cash, cash equivalents, and other short-term fixed income instruments, including money market funds. While the Fund will invest primarily in underlying funds that invest in U.S. securities, some underlying funds may invest in foreign securities, including emerging markets.

The Fund is one of the BMO Target Risk Funds. The target investment allocation for each of the Target Risk Funds, based on each Fund's total assets, is set forth below.
BMO Fund:	Equity:	Fixed Income:	Money Market Funds:
Diversified Income	10% - 30%	70% - 100%	0% - 10%
Moderate Balanced	30% - 50%	50% - 70%	0% - 10%
Growth Balanced	50% - 70%	30% - 50%	0% - 10%
Aggressive Allocation	70% - 90%	10% - 30%	0% - 10%
Diversified Stock	90% - 100%	0%	0% - 10%
Aggressive Stock	90% - 100%	0%	0% - 10%

The Adviser will continuously monitor the Fund and may make modifications to either the investment approach or the underlying fund allocations that the Adviser believes could benefit shareholders. The Adviser will also monitor the underlying funds on an ongoing basis and may increase or decrease the Fund's investment in one or several underlying funds. The underlying fund selections are made based on several considerations, including the fund's investment team expertise, style or asset class exposures, portfolio characteristics, risk profile, and investment process.

The underlying funds invest their assets directly in equity, fixed income, cash, and cash equivalents (including money market funds) in accordance with their own investment objectives and policies.

Although the Fund intends to invest primarily in a combination of underlying funds, the Fund may invest directly in equity and fixed income securities and money market securities.
Principal Risks
The Fund cannot assure that it will achieve its investment objective. An investment in the Fund is not a deposit of BMO Harris Bank N.A., or any of its affiliates, and is not insured or guaranteed by the FDIC or any other government agency.

This section describes the principal risks associated with the Fund's principal investment strategies. The net asset value of the Fund will vary, and you could lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Affiliated Fund Risk. The Adviser's authority to select and substitute underlying funds from a variety of affiliated and unaffiliated mutual funds may create a conflict of interest because the Adviser and its affiliated companies typically receive fees from the affiliated funds.

Asset Allocation Risk. Investments in the Fund are subject to risks related to the Adviser's allocation choices. The selection of the underlying funds and the allocation of the Fund's assets among the various asset classes and market segments could cause the Fund to lose value or cause the Fund to underperform relevant benchmarks or other funds with similar investment objectives.

Market Risk. Stock and bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the Fund will fluctuate, which means that you could lose money.

Underlying Fund Investment Risk. The Fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in the Fund will incur fees to pay for certain expenses related to the operations of the Fund. An investor holding the underlying funds directly and in the same proportions as the Fund would incur lower overall expenses, but would not receive the benefit of the portfolio management and other services provided by the Fund. The Fund's risks are directly related to the risks of the underlying funds. It is important to understand the risks associated with investing in the underlying funds.
  Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries, or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
  Large-, Mid-, and Small-Cap Risk. Stocks of different market capitalizations tend to go in and out of favor based on market and economic conditions. Historically, small- and mid-cap stocks tend to be more volatile than large-cap stocks, and small-cap stocks have been riskier than large- and mid-cap stocks. During a period when stocks of a particular market capitalization fall behind other types of investments, an underlying fund's large-, mid-, or small-cap holdings could reduce performance.
  Style Risk. Different investment styles, such as growth or equity, tend to shift in and out of favor depending on market and investor sentiment. The Fund may underperform other funds that invest in underlying funds with similar asset classes but employ different investment styles.
  Foreign Securities Risk. Investing in foreign securities may involve additional risks, including currency-rate fluctuations, political and economic instability, differences in financial reporting standards, less-strict regulation of the securities markets, and possible imposition of foreign withholding taxes. Furthermore, a fund may incur higher costs and expenses when making foreign investments, which will affect the fund's total return.
  Emerging Markets Risk. Investments in emerging markets can involve risks in addition to and greater than those generally associated with investing in more developed foreign markets, which may make emerging market securities more volatile and potentially less liquid than securities issued in more developed markets.
  Liquidity Risk. Liquidity risk refers to the possibility that a fund may not be able to sell or buy a security or close out an investment contract at a favorable price or time. Consequently, an underlying fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on the fund's performance.
  Fixed Income Risk. Interest rates rise and fall over time, which will affect an underlying fund's yield and share price. The credit quality of a portfolio investment could also cause an underlying fund's share price to fall. An underlying fund could lose money if the issuer or counterparty defaults by failing to pay interest or principal when due. Fixed income securities may be paid off earlier or later than expected. Either situation could cause an underlying fund to hold securities paying lower-than-market rates of interest, which could hurt the fund's yield or share price.
  High Yield Securities Risk. High yield securities, also referred to as "junk bonds" or non-investment grade securities, tend to be more sensitive to economic conditions than are higher-rated securities, generally involve more credit risk than securities in the higher-rated categories and are predominantly considered to be speculative. The issuers of high yield securities are typically more leveraged, and the risk of loss due to default by an issuer of high yield securities is significantly greater than issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors.
  Sector Risks. Companies with similar characteristics, such as those within the same industry, may be grouped together in broad categories called sectors. To the extent an underlying fund invests its assets in a particular sector, the fund's performance may be more susceptible to any economic, business or other developments that generally affect that sector.

Fund Performance
The Fund is the successor to the portfolio of a collective trust fund (the “Collective Fund”) managed by the Adviser with objectives, policies and restrictions that were, in all material respects, equivalent to those of the Fund. It is anticipated that, at the Fund’s commencement of operations, the assets of the Collective Fund will be transferred to the Fund in exchange for Fund shares. The performance information shown for the Class I shares reflects the performance of the Collective Fund for periods before the Fund commenced operations, not adjusted to reflect the Class I expenses. If the Class I expenses had been deducted, the returns would be lower than those shown below. The Collective Fund was not registered under the Investment Company Act of 1940 (“1940 Act”) and was not subject to certain investment restrictions and diversification requirements that are imposed by the 1940 Act and the Internal Revenue Code which, if applicable, might have adversely affected the performance of the Collective Fund.

The bar chart and table show the historical performance of the Collective Fund and provide some indication of the risks of investing in the Fund. The bar chart shows how the Collective Fund’s total returns before taxes have varied from year to year, while the table compares the Collective Fund’s average annual total returns to the returns of a broad measure of market performance and averages of funds with similar investment objectives. Performance for the Fund’s Class Y, R-3 and R-6 shares will vary from the Class I shares based on the expenses of each class. Please keep in mind that the Collective Fund’s past performance does not represent how the Fund will perform in the future both before and after taxes. Investors may obtain updated performance information for the Fund at www.bmofundsus.com.
Class I—Annual Total Returns (calendar years 2003-2012)

For the period January 1, 2013 through March 31, 2013, the aggregate (non-annualized) total return for the Collective Fund was 5.74%.

During the periods shown in the bar chart for the Fund:

	Quarter Ended	Returns
Best quarter	9/30/2009	13.62%
Worst quarter	12/31/2008	(14.17)%

Average Annual Total Returns through 12/31/12
Average Annual Total Returns BMO Growth Balanced Fund	1 Year	5 Year	10 Year	Since Inception	Inception Date
Class I	13.21%	2.95%	6.72%	7.13%	Aug 1, 1994
Class I Return After Taxes on Distributions					Aug 1, 1994
Class I Return After Taxes on Distributions and Sale of Fund Shares					Aug 1, 1994
S&P 500 Index	16.00%	1.66%	7.10%	8.40%	Aug 1, 1994

The S&P 500 Index is a market capitalization-weighted index of 500 common stocks chosen for market size, liquidity, and industry group representation to represent U.S. equity performance.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BMO FUNDS, INC.
Prospectus Date	rr_ProspectusDate	Aug 29, 2013
BMO Growth Balanced Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	BMO Growth Balanced Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To provide total investment return from income and appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund incurs transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” are based on estimated amounts for the Fund’s current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are as shown in the table and remain the same. The costs in the one-year example and for the first year of the three-year example reflect the Adviser’s agreement to waive fees and reimburse expenses through December 31, 2014. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests primarily in shares of other mutual funds, including other BMO Funds (the "underlying funds"), according to an asset allocation strategy developed by the Adviser. The Fund normally targets an allocation of approximately 40% of its total assets in funds that invest principally in fixed income securities and 60% of its total assets in funds that invest principally in equity securities. Under normal market conditions, the Fund allocates its assets among the underlying funds based on asset allocation target ranges of 30-50% of its total assets in funds that invest principally in fixed income securities and 50-70% of its total assets in funds that invest principally in equity securities. Equity securities in which the underlying funds may invest may be of any market capitalization and include common stock, preferred stock, rights and warrants, and securities convertible into common stock. Fixed income securities in which the underlying funds may invest include corporate bonds and government, mortgage-backed and asset-backed securities. The Fund also may invest in funds with exposure to debt securities that are below investment grade, also known as high yield securities (junk bonds), and in funds that invest in cash, cash equivalents, and other short-term fixed income instruments, including money market funds. While the Fund will invest primarily in underlying funds that invest in U.S. securities, some underlying funds may invest in foreign securities, including emerging markets.

The Fund is one of the BMO Target Risk Funds. The target investment allocation for each of the Target Risk Funds, based on each Fund's total assets, is set forth below.
BMO Fund:	Equity:	Fixed Income:	Money Market Funds:
Diversified Income	10% - 30%	70% - 100%	0% - 10%
Moderate Balanced	30% - 50%	50% - 70%	0% - 10%
Growth Balanced	50% - 70%	30% - 50%	0% - 10%
Aggressive Allocation	70% - 90%	10% - 30%	0% - 10%
Diversified Stock	90% - 100%	0%	0% - 10%
Aggressive Stock	90% - 100%	0%	0% - 10%

The Adviser will continuously monitor the Fund and may make modifications to either the investment approach or the underlying fund allocations that the Adviser believes could benefit shareholders. The Adviser will also monitor the underlying funds on an ongoing basis and may increase or decrease the Fund's investment in one or several underlying funds. The underlying fund selections are made based on several considerations, including the fund's investment team expertise, style or asset class exposures, portfolio characteristics, risk profile, and investment process.

The underlying funds invest their assets directly in equity, fixed income, cash, and cash equivalents (including money market funds) in accordance with their own investment objectives and policies.

		Although the Fund intends to invest primarily in a combination of underlying funds, the Fund may invest directly in equity and fixed income securities and money market securities.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund cannot assure that it will achieve its investment objective. An investment in the Fund is not a deposit of BMO Harris Bank N.A., or any of its affiliates, and is not insured or guaranteed by the FDIC or any other government agency.

This section describes the principal risks associated with the Fund's principal investment strategies. The net asset value of the Fund will vary, and you could lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Affiliated Fund Risk. The Adviser's authority to select and substitute underlying funds from a variety of affiliated and unaffiliated mutual funds may create a conflict of interest because the Adviser and its affiliated companies typically receive fees from the affiliated funds.

Asset Allocation Risk. Investments in the Fund are subject to risks related to the Adviser's allocation choices. The selection of the underlying funds and the allocation of the Fund's assets among the various asset classes and market segments could cause the Fund to lose value or cause the Fund to underperform relevant benchmarks or other funds with similar investment objectives.

Market Risk. Stock and bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the Fund will fluctuate, which means that you could lose money.

Underlying Fund Investment Risk. The Fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in the Fund will incur fees to pay for certain expenses related to the operations of the Fund. An investor holding the underlying funds directly and in the same proportions as the Fund would incur lower overall expenses, but would not receive the benefit of the portfolio management and other services provided by the Fund. The Fund's risks are directly related to the risks of the underlying funds. It is important to understand the risks associated with investing in the underlying funds.
  Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries, or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
  Large-, Mid-, and Small-Cap Risk. Stocks of different market capitalizations tend to go in and out of favor based on market and economic conditions. Historically, small- and mid-cap stocks tend to be more volatile than large-cap stocks, and small-cap stocks have been riskier than large- and mid-cap stocks. During a period when stocks of a particular market capitalization fall behind other types of investments, an underlying fund's large-, mid-, or small-cap holdings could reduce performance.
  Style Risk. Different investment styles, such as growth or equity, tend to shift in and out of favor depending on market and investor sentiment. The Fund may underperform other funds that invest in underlying funds with similar asset classes but employ different investment styles.
  Foreign Securities Risk. Investing in foreign securities may involve additional risks, including currency-rate fluctuations, political and economic instability, differences in financial reporting standards, less-strict regulation of the securities markets, and possible imposition of foreign withholding taxes. Furthermore, a fund may incur higher costs and expenses when making foreign investments, which will affect the fund's total return.
  Emerging Markets Risk. Investments in emerging markets can involve risks in addition to and greater than those generally associated with investing in more developed foreign markets, which may make emerging market securities more volatile and potentially less liquid than securities issued in more developed markets.
  Liquidity Risk. Liquidity risk refers to the possibility that a fund may not be able to sell or buy a security or close out an investment contract at a favorable price or time. Consequently, an underlying fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on the fund's performance.
  Fixed Income Risk. Interest rates rise and fall over time, which will affect an underlying fund's yield and share price. The credit quality of a portfolio investment could also cause an underlying fund's share price to fall. An underlying fund could lose money if the issuer or counterparty defaults by failing to pay interest or principal when due. Fixed income securities may be paid off earlier or later than expected. Either situation could cause an underlying fund to hold securities paying lower-than-market rates of interest, which could hurt the fund's yield or share price.
  High Yield Securities Risk. High yield securities, also referred to as "junk bonds" or non-investment grade securities, tend to be more sensitive to economic conditions than are higher-rated securities, generally involve more credit risk than securities in the higher-rated categories and are predominantly considered to be speculative. The issuers of high yield securities are typically more leveraged, and the risk of loss due to default by an issuer of high yield securities is significantly greater than issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors.
  Sector Risks. Companies with similar characteristics, such as those within the same industry, may be grouped together in broad categories called sectors. To the extent an underlying fund invests its assets in a particular sector, the fund's performance may be more susceptible to any economic, business or other developments that generally affect that sector.

Risk Lose Money [Text]	rr_RiskLoseMoney	The net asset value of the Fund will vary, and you could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of BMO Harris Bank N.A., or any of its affiliates, and is not insured or guaranteed by the FDIC or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund is the successor to the portfolio of a collective trust fund (the “Collective Fund”) managed by the Adviser with objectives, policies and restrictions that were, in all material respects, equivalent to those of the Fund. It is anticipated that, at the Fund’s commencement of operations, the assets of the Collective Fund will be transferred to the Fund in exchange for Fund shares. The performance information shown for the Class I shares reflects the performance of the Collective Fund for periods before the Fund commenced operations, not adjusted to reflect the Class I expenses. If the Class I expenses had been deducted, the returns would be lower than those shown below. The Collective Fund was not registered under the Investment Company Act of 1940 (“1940 Act”) and was not subject to certain investment restrictions and diversification requirements that are imposed by the 1940 Act and the Internal Revenue Code which, if applicable, might have adversely affected the performance of the Collective Fund.

		The bar chart and table show the historical performance of the Collective Fund and provide some indication of the risks of investing in the Fund. The bar chart shows how the Collective Fund’s total returns before taxes have varied from year to year, while the table compares the Collective Fund’s average annual total returns to the returns of a broad measure of market performance and averages of funds with similar investment objectives. Performance for the Fund’s Class Y, R-3 and R-6 shares will vary from the Class I shares based on the expenses of each class. Please keep in mind that the Collective Fund’s past performance does not represent how the Fund will perform in the future both before and after taxes. Investors may obtain updated performance information for the Fund at www.bmofundsus.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table show the historical performance of the Collective Fund and provide some indication of the risks of investing in the Fund. The bar chart shows how the Collective Fund’s total returns before taxes have varied from year to year, while the table compares the Collective Fund’s average annual total returns to the returns of a broad measure of market performance and averages of funds with similar investment objectives.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.bmofundsus.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please keep in mind that the Collective Fund’s past performance does not represent how the Fund will perform in the future both before and after taxes.
Bar Chart [Heading]	rr_BarChartHeading	Class I—Annual Total Returns (calendar years 2003-2012)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

For the period January 1, 2013 through March 31, 2013, the aggregate (non-annualized) total return for the Collective Fund was 5.74%.

During the periods shown in the bar chart for the Fund:

	Quarter Ended	Returns
Best quarter	9/30/2009	13.62%
Worst quarter	12/31/2008	(14.17)%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns through 12/31/12
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The S&P 500 Index is a market capitalization-weighted index of 500 common stocks chosen for market size, liquidity, and industry group representation to represent U.S. equity performance.
BMO Growth Balanced Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed, for shares held less than 30 days)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.46%	[1]
Acquired (underlying) fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.61%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.07%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.13%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.94%	[2]
1 Year	rr_ExpenseExampleYear01	96
3 Years	rr_ExpenseExampleYear03	327
BMO Growth Balanced Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed, for shares held less than 30 days)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.21%	[1]
Acquired (underlying) fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.61%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.82%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.13%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.69%	[2]
1 Year	rr_ExpenseExampleYear01	70
3 Years	rr_ExpenseExampleYear03	249
2003	rr_AnnualReturn2003	20.33%
2004	rr_AnnualReturn2004	9.08%
2005	rr_AnnualReturn2005	6.26%
2006	rr_AnnualReturn2006	11.38%
2007	rr_AnnualReturn2007	6.65%
2008	rr_AnnualReturn2008	(28.29%)
2009	rr_AnnualReturn2009	26.44%
2010	rr_AnnualReturn2010	13.97%
2011	rr_AnnualReturn2011	(1.31%)
2012	rr_AnnualReturn2012	13.12%
Year to Date Return, Label	rr_YearToDateReturnLabel	the aggregate (non-annualized) total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.74%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.62%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.17%)
1 Year	rr_AverageAnnualReturnYear01	13.21%
5 Year	rr_AverageAnnualReturnYear05	2.95%
10 Year	rr_AverageAnnualReturnYear10	6.72%
Since Inception	rr_AverageAnnualReturnSinceInception	7.13%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 1994
BMO Growth Balanced Fund | Class R-3
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed, for shares held less than 30 days)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.21%	[1]
Acquired (underlying) fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.61%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.32%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.13%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	1.19%	[2]
1 Year	rr_ExpenseExampleYear01	121
3 Years	rr_ExpenseExampleYear03	406
BMO Growth Balanced Fund | Class R-6
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed, for shares held less than 30 days)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.06%	[1]
Acquired (underlying) fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.61%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.67%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.13%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.54%	[2]
1 Year	rr_ExpenseExampleYear01	55
3 Years	rr_ExpenseExampleYear03	201
BMO Growth Balanced Fund | Return After Taxes on Distributions | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01
5 Year	rr_AverageAnnualReturnYear05
10 Year	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 1994
BMO Growth Balanced Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01
5 Year	rr_AverageAnnualReturnYear05
10 Year	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 1994
BMO Growth Balanced Fund | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%
5 Year	rr_AverageAnnualReturnYear05	1.66%
10 Year	rr_AverageAnnualReturnYear10	7.10%
Since Inception	rr_AverageAnnualReturnSinceInception	8.40%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 1994

[1]	"Other Expenses" are based on estimated amounts for the Fund's current fiscal year.
[2]	BMO Asset Management Corp. (Adviser) has agreed to waive or reduce fees and reimburse expenses to the extent necessary to prevent class total annual operating expenses (including acquired fund fees and expenses, but excluding interest, taxes, brokerage commissions, other investment-related costs, and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund's business) from exceeding 0.94% for Class Y, 0.69% for Class I, 1.19% for Class R-3, and 0.54% for Class R-6 through December 31, 2014. This expense limitation agreement may not be terminated prior to December 31, 2014 unless the Fund’s Board of Directors approves an earlier revision or termination as being in the best interests of the Fund.

BMO Aggressive Allocation Fund
BMO Aggressive Allocation Fund
Investment Objective:
To provide total investment return from income and appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees BMO Aggressive Allocation Fund	Class Y	Class I	Class R-3	Class R-6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	none	none	none	none
Redemption Fee (as a percentage of amount redeemed, for shares held less than 30 days)	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses BMO Aggressive Allocation Fund		Class Y	Class I	Class R-3	Class R-6
Management Fees		none	none	none	none
Distribution (12b-1) fees		none	none	0.50%	none
Other Expenses	[1]	0.52%	0.27%	0.27%	0.12%
Acquired (underlying) fund fees and expenses		0.64%	0.64%	0.64%	0.64%
Total Annual Fund Operating Expenses		1.16%	0.91%	1.41%	0.76%
Fee Waiver and Expense Reimbursement	[2]	0.22%	0.22%	0.22%	0.22%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	[2]	0.94%	0.69%	1.19%	0.54%
[1]	"Other Expenses" are based on estimated amounts for the Fund's current fiscal year.
[2]	BMO Asset Management Corp. (Adviser) has agreed to waive or reduce fees and reimburse expenses to the extent necessary to prevent class total annual operating expenses (including acquired fund fees and expenses, but excluding interest, taxes, brokerage commissions, other investment-related costs, and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund's business) from exceeding 0.94% for Class Y, 0.69% for Class I, 1.19% for Class R-3, and 0.54% for Class R-6 through December 31, 2014. This expense limitation agreement may not be terminated prior to December 31, 2014 unless the Fund’s Board of Directors approves an earlier revision or termination as being in the best interests of the Fund.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are as shown in the table and remain the same. The costs in the one-year example and for the first year of the three-year example reflect the Adviser’s agreement to waive fees and reimburse expenses through December 31, 2014. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
Expense Example BMO Aggressive Allocation Fund (USD $)	Class Y	Class I	Class R-3	Class R-6
1 Year	96	70	121	55
3 Years	347	268	425	221

Portfolio Turnover
The Fund incurs transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.
Principal Investment Strategies
The Fund invests primarily in shares of other mutual funds, including other BMO Funds (the "underlying funds"), according to an asset allocation strategy developed by the Adviser. The Fund normally targets an allocation of approximately 20% of its total assets in funds that invest principally in fixed income securities and 80% of its total assets in funds that invest principally in equity securities. Under normal market conditions the Fund allocates its assets among the underlying funds based on asset allocation target ranges of 10-30% of its total assets in funds that invest principally in fixed income securities and 70-90% of its total assets in funds that invest principally in equity securities. Equity securities in which the underlying funds may invest may be of any market capitalization and include common stock, preferred stock, rights and warrants, and securities convertible into common stock. The underlying funds may also invest in fixed income securities, including corporate bonds and government, mortgage-backed and asset-backed securities. The Fund also may allocate assets to underlying funds that invest in cash, cash equivalents, and other short-term fixed income instruments, including money market funds. While the Fund will invest primarily in underlying funds that invest in U.S. securities, some underlying funds may invest in foreign securities, including emerging markets.

The Fund is one of the BMO Target Risk Funds. The target investment allocation for each of the Target Risk Funds, based on each Fund's total assets, is set forth below.

BMO Fund:	Equity:	Fixed Income:	Money Market Funds:
Diversified Income	10% - 30%	70% - 100%	0% - 10%
Moderate Balanced	30% - 50%	50% - 70%	0% - 10%
Growth Balanced	50% - 70%	30% - 50%	0% - 10%
Aggressive Allocation	70% - 90%	10% - 30%	0% - 10%
Diversified Stock	90% - 100%	0%	0% - 10%
Aggressive Stock	90% - 100%	0%	0% - 10%

The Adviser will continuously monitor the Fund and may make modifications to either the investment approach or the underlying fund allocations that the Adviser believes could benefit shareholders. The Adviser will also monitor the underlying funds on an ongoing basis and may increase or decrease the Fund's investment in one or several underlying funds. The underlying fund selections are made based on several considerations, including the fund's investment team expertise, style or asset class exposures, portfolio characteristics, risk profile, and investment process.

Although the Fund intends to invest primarily in a combination of underlying funds, the Fund may invest directly in equity and fixed income securities and money market securities.
Principal Risks
The Fund cannot assure that it will achieve its investment objective. An investment in the Fund is not a deposit of BMO Harris Bank N.A., or any of its affiliates, and is not insured or guaranteed by the FDIC or any other government agency.

This section describes the principal risks associated with the Fund’s principal investment strategies. The net asset value of the Fund will vary, and you could lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Affiliated Fund Risk. The Adviser’s authority to select and substitute underlying funds from a variety of affiliated and unaffiliated mutual funds may create a conflict of interest because the Adviser and its affiliated companies typically receive fees from the affiliated funds.

Asset Allocation Risk. Investments in the Fund are subject to risks related to the Adviser’s allocation choices. The selection of the underlying funds and the allocation of the Fund’s assets among the various asset classes and market segments could cause the Fund to lose value or cause the Fund to underperform relevant benchmarks or other funds with similar investment objectives.

Market Risk. Stock and bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the Fund will fluctuate, which means that you could lose money.

Underlying Fund Investment Risk. The Fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in the Fund will incur fees to pay for certain expenses related to the operations of the Fund. An investor holding the underlying funds directly and in the same proportions as the Fund would incur lower overall expenses, but would not receive the benefit of the portfolio management and other services provided by the Fund. The Fund’s risks are directly related to the risks of the underlying funds. It is important to understand the risks associated with investing in the underlying funds.
  Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries, or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
  Large-, Mid-, and Small-Cap Risk. Stocks of different market capitalizations tend to go in and out of favor based on market and economic conditions. Historically, small- and mid-cap stocks tend to be more volatile than large-cap stocks, and small-cap stocks have been riskier than large- and mid-cap stocks. During a period when stocks of a particular market capitalization fall behind other types of investments, an underlying fund’s large-, mid-, or small-cap holdings could reduce performance.
  Style Risk. Different investment styles, such as growth or equity, tend to shift in and out of favor depending on market and investor sentiment. The Fund may underperform other funds that invest in underlying funds with similar asset classes but employ different investment styles.
  Foreign Securities Risk. Investing in foreign securities may involve additional risks, including currency-rate fluctuations, political and economic instability, differences in financial reporting standards, less-strict regulation of the securities markets, and possible imposition of foreign withholding taxes. Furthermore, a fund may incur higher costs and expenses when making foreign investments, which will affect the fund’s total return.
  Emerging Markets Risk. Investments in emerging markets can involve risks in addition to and greater than those generally associated with investing in more developed foreign markets, which may make emerging market securities more volatile and potentially less liquid than securities issued in more developed markets.
  Liquidity Risk. Liquidity risk refers to the possibility that a fund may not be able to sell or buy a security or close out an investment contract at a favorable price or time. Consequently, an underlying fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on the fund’s performance.
  Fixed Income Risk. Interest rates rise and fall over time, which will affect an underlying fund’s yield and share price. The credit quality of a portfolio investment could also cause an underlying fund’s share price to fall. An underlying fund could lose money if the issuer or counterparty defaults by failing to pay interest or principal when due. Fixed income securities may be paid off earlier or later than expected. Either situation could cause an underlying fund to hold securities paying lower-than-market rates of interest, which could hurt the fund’s yield or share price.
  Sector Risks. Companies with similar characteristics, such as those within the same industry, may be grouped together in broad categories called sectors. To the extent an underlying fund invests its assets in a particular sector, the fund’s performance may be more susceptible to any economic, business or other developments that generally affect that sector.

Fund Performance
The Fund is the successor to the portfolio of a collective trust fund (the “Collective Fund”) managed by the Adviser with objectives, policies and restrictions that were, in all material respects, equivalent to those of the Fund. It is anticipated that, at the Fund’s commencement of operations, the assets of the Collective Fund will be transferred to the Fund in exchange for Fund shares. The performance information shown for the Class I shares reflects the performance of the Collective Fund for periods before the Fund commenced operations, not adjusted to reflect the Class I expenses. If the Class I expenses had been deducted, the returns would be lower than those shown below. The Collective Fund was not registered under the Investment Company Act of 1940 (“1940 Act”) and was not subject to certain investment restrictions and diversification requirements that are imposed by the 1940 Act and the Internal Revenue Code which, if applicable, might have adversely affected the performance of the Collective Fund.

The bar chart and table show the historical performance of the Collective Fund and provide some indication of the risks of investing in the Fund. The bar chart shows how the Collective Fund’s total returns before taxes have varied from year to year, while the table compares the Collective Fund’s average annual total returns to the returns of a broad measure of market performance and averages of funds with similar investment objectives. Performance for the Fund’s Class Y, R-3 and R-6 shares will vary from the Class I shares based on the expenses of each class. Please keep in mind that the Collective Fund’s past performance does not represent how the Fund will perform in the future both before and after taxes. Investors may obtain updated performance information for the Fund at www.bmofundsus.com.
Class I—Annual Total Returns (calendar years 2003-2012)

For the period January 1, 2013 through March 31, 2013, the aggregate (non-annualized) total return for the Collective Fund was 7.55%.

During the periods shown in the bar chart for the Fund:

	Quarter Ended	Returns
Best quarter	9/30/2009	15.97%
Worst quarter	12/31/2008	(19.02)%

Average Annual Total Returns through 12/31/12
Average Annual Total Returns BMO Aggressive Allocation Fund	1 Year	5 Year	10 Year	Since Inception	Inception Date
Class I	11.28%	4.88%	8.06%	7.66%	Aug 1, 1994
Class I Return After Taxes on Distributions					Aug 1, 1994
Class I Return After Taxes on Distributions and Sale of Fund Shares					Aug 1, 1994
S&P 500 Index	16.00%	1.66%	7.10%	8.40%	Aug 1, 1994

The S&P 500 Index is a market capitalization-weighted index of 500 common stocks chosen for market size, liquidity, and industry group representation to represent U.S. equity performance.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BMO FUNDS, INC.
Prospectus Date	rr_ProspectusDate	Aug 29, 2013
BMO Aggressive Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	BMO Aggressive Allocation Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To provide total investment return from income and appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund incurs transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” are based on estimated amounts for the Fund’s current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are as shown in the table and remain the same. The costs in the one-year example and for the first year of the three-year example reflect the Adviser’s agreement to waive fees and reimburse expenses through December 31, 2014. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests primarily in shares of other mutual funds, including other BMO Funds (the "underlying funds"), according to an asset allocation strategy developed by the Adviser. The Fund normally targets an allocation of approximately 20% of its total assets in funds that invest principally in fixed income securities and 80% of its total assets in funds that invest principally in equity securities. Under normal market conditions the Fund allocates its assets among the underlying funds based on asset allocation target ranges of 10-30% of its total assets in funds that invest principally in fixed income securities and 70-90% of its total assets in funds that invest principally in equity securities. Equity securities in which the underlying funds may invest may be of any market capitalization and include common stock, preferred stock, rights and warrants, and securities convertible into common stock. The underlying funds may also invest in fixed income securities, including corporate bonds and government, mortgage-backed and asset-backed securities. The Fund also may allocate assets to underlying funds that invest in cash, cash equivalents, and other short-term fixed income instruments, including money market funds. While the Fund will invest primarily in underlying funds that invest in U.S. securities, some underlying funds may invest in foreign securities, including emerging markets.

The Fund is one of the BMO Target Risk Funds. The target investment allocation for each of the Target Risk Funds, based on each Fund's total assets, is set forth below.

BMO Fund:	Equity:	Fixed Income:	Money Market Funds:
Diversified Income	10% - 30%	70% - 100%	0% - 10%
Moderate Balanced	30% - 50%	50% - 70%	0% - 10%
Growth Balanced	50% - 70%	30% - 50%	0% - 10%
Aggressive Allocation	70% - 90%	10% - 30%	0% - 10%
Diversified Stock	90% - 100%	0%	0% - 10%
Aggressive Stock	90% - 100%	0%	0% - 10%

The Adviser will continuously monitor the Fund and may make modifications to either the investment approach or the underlying fund allocations that the Adviser believes could benefit shareholders. The Adviser will also monitor the underlying funds on an ongoing basis and may increase or decrease the Fund's investment in one or several underlying funds. The underlying fund selections are made based on several considerations, including the fund's investment team expertise, style or asset class exposures, portfolio characteristics, risk profile, and investment process.

		Although the Fund intends to invest primarily in a combination of underlying funds, the Fund may invest directly in equity and fixed income securities and money market securities.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund cannot assure that it will achieve its investment objective. An investment in the Fund is not a deposit of BMO Harris Bank N.A., or any of its affiliates, and is not insured or guaranteed by the FDIC or any other government agency.

This section describes the principal risks associated with the Fund’s principal investment strategies. The net asset value of the Fund will vary, and you could lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Affiliated Fund Risk. The Adviser’s authority to select and substitute underlying funds from a variety of affiliated and unaffiliated mutual funds may create a conflict of interest because the Adviser and its affiliated companies typically receive fees from the affiliated funds.

Asset Allocation Risk. Investments in the Fund are subject to risks related to the Adviser’s allocation choices. The selection of the underlying funds and the allocation of the Fund’s assets among the various asset classes and market segments could cause the Fund to lose value or cause the Fund to underperform relevant benchmarks or other funds with similar investment objectives.

Market Risk. Stock and bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the Fund will fluctuate, which means that you could lose money.

Underlying Fund Investment Risk. The Fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in the Fund will incur fees to pay for certain expenses related to the operations of the Fund. An investor holding the underlying funds directly and in the same proportions as the Fund would incur lower overall expenses, but would not receive the benefit of the portfolio management and other services provided by the Fund. The Fund’s risks are directly related to the risks of the underlying funds. It is important to understand the risks associated with investing in the underlying funds.
  Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries, or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
  Large-, Mid-, and Small-Cap Risk. Stocks of different market capitalizations tend to go in and out of favor based on market and economic conditions. Historically, small- and mid-cap stocks tend to be more volatile than large-cap stocks, and small-cap stocks have been riskier than large- and mid-cap stocks. During a period when stocks of a particular market capitalization fall behind other types of investments, an underlying fund’s large-, mid-, or small-cap holdings could reduce performance.
  Style Risk. Different investment styles, such as growth or equity, tend to shift in and out of favor depending on market and investor sentiment. The Fund may underperform other funds that invest in underlying funds with similar asset classes but employ different investment styles.
  Foreign Securities Risk. Investing in foreign securities may involve additional risks, including currency-rate fluctuations, political and economic instability, differences in financial reporting standards, less-strict regulation of the securities markets, and possible imposition of foreign withholding taxes. Furthermore, a fund may incur higher costs and expenses when making foreign investments, which will affect the fund’s total return.
  Emerging Markets Risk. Investments in emerging markets can involve risks in addition to and greater than those generally associated with investing in more developed foreign markets, which may make emerging market securities more volatile and potentially less liquid than securities issued in more developed markets.
  Liquidity Risk. Liquidity risk refers to the possibility that a fund may not be able to sell or buy a security or close out an investment contract at a favorable price or time. Consequently, an underlying fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on the fund’s performance.
  Fixed Income Risk. Interest rates rise and fall over time, which will affect an underlying fund’s yield and share price. The credit quality of a portfolio investment could also cause an underlying fund’s share price to fall. An underlying fund could lose money if the issuer or counterparty defaults by failing to pay interest or principal when due. Fixed income securities may be paid off earlier or later than expected. Either situation could cause an underlying fund to hold securities paying lower-than-market rates of interest, which could hurt the fund’s yield or share price.
  Sector Risks. Companies with similar characteristics, such as those within the same industry, may be grouped together in broad categories called sectors. To the extent an underlying fund invests its assets in a particular sector, the fund’s performance may be more susceptible to any economic, business or other developments that generally affect that sector.

Risk Lose Money [Text]	rr_RiskLoseMoney	The net asset value of the Fund will vary, and you could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of BMO Harris Bank N.A., or any of its affiliates, and is not insured or guaranteed by the FDIC or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund is the successor to the portfolio of a collective trust fund (the “Collective Fund”) managed by the Adviser with objectives, policies and restrictions that were, in all material respects, equivalent to those of the Fund. It is anticipated that, at the Fund’s commencement of operations, the assets of the Collective Fund will be transferred to the Fund in exchange for Fund shares. The performance information shown for the Class I shares reflects the performance of the Collective Fund for periods before the Fund commenced operations, not adjusted to reflect the Class I expenses. If the Class I expenses had been deducted, the returns would be lower than those shown below. The Collective Fund was not registered under the Investment Company Act of 1940 (“1940 Act”) and was not subject to certain investment restrictions and diversification requirements that are imposed by the 1940 Act and the Internal Revenue Code which, if applicable, might have adversely affected the performance of the Collective Fund.

		The bar chart and table show the historical performance of the Collective Fund and provide some indication of the risks of investing in the Fund. The bar chart shows how the Collective Fund’s total returns before taxes have varied from year to year, while the table compares the Collective Fund’s average annual total returns to the returns of a broad measure of market performance and averages of funds with similar investment objectives. Performance for the Fund’s Class Y, R-3 and R-6 shares will vary from the Class I shares based on the expenses of each class. Please keep in mind that the Collective Fund’s past performance does not represent how the Fund will perform in the future both before and after taxes. Investors may obtain updated performance information for the Fund at www.bmofundsus.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table show the historical performance of the Collective Fund and provide some indication of the risks of investing in the Fund. The bar chart shows how the Collective Fund’s total returns before taxes have varied from year to year, while the table compares the Collective Fund’s average annual total returns to the returns of a broad measure of market performance and averages of funds with similar investment objectives.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.bmofundsus.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please keep in mind that the Collective Fund’s past performance does not represent how the Fund will perform in the future both before and after taxes.
Bar Chart [Heading]	rr_BarChartHeading	Class I—Annual Total Returns (calendar years 2003-2012)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

For the period January 1, 2013 through March 31, 2013, the aggregate (non-annualized) total return for the Collective Fund was 7.55%.

During the periods shown in the bar chart for the Fund:

	Quarter Ended	Returns
Best quarter	9/30/2009	15.97%
Worst quarter	12/31/2008	(19.02)%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns through 12/31/12
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The S&P 500 Index is a market capitalization-weighted index of 500 common stocks chosen for market size, liquidity, and industry group representation to represent U.S. equity performance.
BMO Aggressive Allocation Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed, for shares held less than 30 days)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.52%	[1]
Acquired (underlying) fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.64%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.16%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.22%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.94%	[2]
1 Year	rr_ExpenseExampleYear01	96
3 Years	rr_ExpenseExampleYear03	347
BMO Aggressive Allocation Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed, for shares held less than 30 days)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.27%	[1]
Acquired (underlying) fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.64%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.91%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.22%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.69%	[2]
1 Year	rr_ExpenseExampleYear01	70
3 Years	rr_ExpenseExampleYear03	268
2003	rr_AnnualReturn2003	25.64%
2004	rr_AnnualReturn2004	10.61%
2005	rr_AnnualReturn2005	7.36%
2006	rr_AnnualReturn2006	13.53%
2007	rr_AnnualReturn2007	6.82%
2008	rr_AnnualReturn2008	(35.79%)
2009	rr_AnnualReturn2009	29.79%
2010	rr_AnnualReturn2010	15.58%
2011	rr_AnnualReturn2011	(2.73%)
2012	rr_AnnualReturn2012	14.39%
Year to Date Return, Label	rr_YearToDateReturnLabel	the aggregate (non-annualized) total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.55%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.97%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.02%)
1 Year	rr_AverageAnnualReturnYear01	11.28%
5 Year	rr_AverageAnnualReturnYear05	4.88%
10 Year	rr_AverageAnnualReturnYear10	8.06%
Since Inception	rr_AverageAnnualReturnSinceInception	7.66%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 1994
BMO Aggressive Allocation Fund | Class R-3
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed, for shares held less than 30 days)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.27%	[1]
Acquired (underlying) fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.64%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.41%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.22%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	1.19%	[2]
1 Year	rr_ExpenseExampleYear01	121
3 Years	rr_ExpenseExampleYear03	425
BMO Aggressive Allocation Fund | Class R-6
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed, for shares held less than 30 days)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.12%	[1]
Acquired (underlying) fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.64%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.76%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.22%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.54%	[2]
1 Year	rr_ExpenseExampleYear01	55
3 Years	rr_ExpenseExampleYear03	221
BMO Aggressive Allocation Fund | Return After Taxes on Distributions | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01
5 Year	rr_AverageAnnualReturnYear05
10 Year	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 1994
BMO Aggressive Allocation Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01
5 Year	rr_AverageAnnualReturnYear05
10 Year	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 1994
BMO Aggressive Allocation Fund | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%
5 Year	rr_AverageAnnualReturnYear05	1.66%
10 Year	rr_AverageAnnualReturnYear10	7.10%
Since Inception	rr_AverageAnnualReturnSinceInception	8.40%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 1994

[1]	"Other Expenses" are based on estimated amounts for the Fund's current fiscal year.
[2]	BMO Asset Management Corp. (Adviser) has agreed to waive or reduce fees and reimburse expenses to the extent necessary to prevent class total annual operating expenses (including acquired fund fees and expenses, but excluding interest, taxes, brokerage commissions, other investment-related costs, and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund's business) from exceeding 0.94% for Class Y, 0.69% for Class I, 1.19% for Class R-3, and 0.54% for Class R-6 through December 31, 2014. This expense limitation agreement may not be terminated prior to December 31, 2014 unless the Fund’s Board of Directors approves an earlier revision or termination as being in the best interests of the Fund.

BMO Diversified Stock Fund
BMO Diversified Stock Fund
Investment Objective:
To provide total investment return primarily from appreciation, secondarily from income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees BMO Diversified Stock Fund	Class Y	Class I	Class R-3	Class R-6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	none	none	none	none
Redemption Fee (as a percentage of amount redeemed, for shares held less than 30 days)	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses BMO Diversified Stock Fund		Class Y	Class I	Class R-3	Class R-6
Management Fees		none	none	none	none
Distribution (12b-1) fees		none	none	0.50%	none
Other Expenses	[1]	0.51%	0.26%	0.26%	0.11%
Acquired (underlying) fund fees and expenses		0.65%	0.65%	0.65%	0.65%
Total Annual Fund Operating Expenses		1.16%	0.91%	1.41%	0.76%
Fee Waiver and Expense Reimbursement	[2]	0.15%	0.15%	0.15%	0.15%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	[2]	1.01%	0.76%	1.26%	0.61%
[1]	"Other Expenses" are based on estimated amounts for the Fund's current fiscal year.
[2]	BMO Asset Management Corp. (Adviser) has agreed to waive or reduce fees and reimburse expenses to the extent necessary to prevent class total annual operating expenses (including acquired fund fees and expenses, but excluding interest, taxes, brokerage commissions, other investment-related costs, and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund's business) from exceeding 1.01% for Class Y, 0.76% for Class I, 1.26% for Class R-3, and 0.61% for Class R-6 through December 31, 2014. This expense limitation agreement may not be terminated prior to December 31, 2014 unless the Fund's Board of Directors approves an earlier revision or termination as being in the best interests of the Fund.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are as shown in the table and remain the same. The costs in the one-year example and for the first year of the three-year example reflect the Adviser’s agreement to waive fees and reimburse expenses through December 31, 2014. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
Expense Example BMO Diversified Stock Fund (USD $)	Class Y	Class I	Class R-3	Class R-6
1 Year	103	78	128	62
3 Years	354	275	431	228

Portfolio Turnover
The Fund incurs transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.
Principal Investment Strategies
The Fund invests primarily in shares of other mutual funds, including other BMO Funds (the "underlying funds"), according to an asset allocation strategy developed by the Adviser. The Fund normally targets an allocation of approximately 100% of its total assets in funds that invest principally in equity securities, and will invest at least 80% of its assets in funds that invest principally in common or preferred stocks. Under normal market conditions the Fund allocates its assets among the underlying funds based on asset allocation target ranges of 0-10% of its total assets in funds that invest principally in money market funds and 90-100% of its total assets in funds that invest principally in equity securities. Equity securities in which the underlying funds may invest may be of any market capitalization and include common stock, preferred stock, rights and warrants, and securities convertible into common stock. The Fund also may allocate assets to underlying funds that invest in cash, cash equivalents, and other short-term fixed income instruments, including money market funds. While the Fund will invest primarily in underlying funds that invest in U.S. securities, some underlying funds may invest in foreign securities, including emerging markets.

The Fund is one of the BMO Target Risk Funds. The target investment allocation for each of the Target Risk Funds, based on each Fund's total assets, is set forth below.

BMO Fund:	Equity:	Fixed Income:	Money Market Funds:
Diversified Income	10% - 30%	70% - 100%	0% - 10%
Moderate Balanced	30% - 50%	50% - 70%	0% - 10%
Growth Balanced	50% - 70%	30% - 50%	0% - 10%
Aggressive Allocation	70% - 90%	10% - 30%	0% - 10%
Diversified Stock	90% - 100%	0%	0% - 10%
Aggressive Stock	90% - 100%	0%	0% - 10%

The Adviser will continuously monitor the Fund and may make modifications to either the investment approach or the underlying fund allocations that the Adviser believes could benefit shareholders. The Adviser will also monitor the underlying funds on an ongoing basis and may increase or decrease the Fund's investment in one or several underlying funds. The underlying fund selections are made based on several considerations, including the fund's investment team expertise style or asset class exposures, portfolio characteristics, risk profile, and investment process.

The underlying funds invest their assets directly in equity, fixed income, cash, and cash equivalents (including money market funds) in accordance with their own investment objectives and policies.

Although the Fund intends to invest primarily in a combination of underlying funds, the Fund may invest directly in equity and fixed income securities and money market securities.
Principal Risks
The Fund cannot assure that it will achieve its investment objective. An investment in the Fund is not a deposit of BMO Harris Bank N.A., or any of its affiliates, and is not insured or guaranteed by the FDIC or any other government agency.

This section describes the principal risks associated with the Fund's principal investment strategies. The net asset value of the Fund will vary, and you could lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Affiliated Fund Risk. The Adviser's authority to select and substitute underlying funds from a variety of affiliated and unaffiliated mutual funds may create a conflict of interest because the Adviser and its affiliated companies typically receive fees from the affiliated funds.

Asset Allocation Risk. Investments in the Fund are subject to risks related to the Adviser's allocation choices. The selection of the underlying funds and the allocation of the Fund's assets among the various asset classes and market segments could cause the Fund to lose value or cause the Fund to underperform relevant benchmarks or other funds with similar investment objectives.

Market Risk. Stock and bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the Fund will fluctuate, which means that you could lose money.

Underlying Fund Investment Risk. The Fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in the Fund will incur fees to pay for certain expenses related to the operations of the Fund. An investor holding the underlying funds directly and in the same proportions as the Fund would incur lower overall expenses, but would not receive the benefit of the portfolio management and other services provided by the Fund. The Fund's risks are directly related to the risks of the underlying funds. It is important to understand the risks associated with investing in the underlying funds.
  Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries, or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
  Large-, Mid-, and Small-Cap Risk. Stocks of different market capitalizations tend to go in and out of favor based on market and economic conditions. Historically, small- and mid-cap stocks tend to be more volatile than large-cap stocks, and small-cap stocks have been riskier than large- and mid-cap stocks. During a period when stocks of a particular market capitalization fall behind other types of investments, an underlying fund's large-, mid-, or small-cap holdings could reduce performance.
  Style Risk. Different investment styles, such as growth or equity, tend to shift in and out of favor depending on market and investor sentiment. The Fund may underperform other funds that invest in underlying funds with similar asset classes but employ different investment styles.
  Foreign Securities Risk. Investing in foreign securities may involve additional risks, including currency-rate fluctuations, BMO Diversified Stock Fund (cont.) political and economic instability, differences in financial reporting standards, less-strict regulation of the securities markets, and possible imposition of foreign withholding taxes. Furthermore, a fund may incur higher costs and expenses when making foreign investments, which will affect the fund's total return.
  Emerging Markets Risk. Investments in emerging markets can involve risks in addition to and greater than those generally associated with investing in more developed foreign markets, which may make emerging market securities more volatile and potentially less liquid than securities issued in more developed markets.
  Liquidity Risk. Liquidity risk refers to the possibility that a fund may not be able to sell or buy a security or close out an investment contract at a favorable price or time. Consequently, an underlying fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on the fund's performance.
  Sector Risks. Companies with similar characteristics, such as those within the same industry, may be grouped together in broad categories called sectors. To the extent an underlying fund invests its assets in a particular sector, the fund's performance may be more susceptible to any economic, business or other developments that generally affect that sector.

Fund Performance
The Fund is the successor to the portfolio of a collective trust fund (the “Collective Fund”) managed by the Adviser with objectives, policies and restrictions that were, in all material respects, equivalent to those of the Fund. It is anticipated that, at the Fund’s commencement of operations, the assets of the Collective Fund will be transferred to the Fund in exchange for Fund shares. The performance information shown for the Class I shares reflects the performance of the Collective Fund for periods before the Fund commenced operations, not adjusted to reflect the Class I expenses. If the Class I expenses had been deducted, the returns would be lower than those shown below. The Collective Fund was not registered under the Investment Company Act of 1940 (“1940 Act”) and was not subject to certain investment restrictions and diversification requirements that are imposed by the 1940 Act and the Internal Revenue Code which, if applicable, might have adversely affected the performance of the Collective Fund.

The bar chart and table show the historical performance of the Collective Fund and provide some indication of the risks of investing in the Fund. The bar chart shows how the Collective Fund’s total returns before taxes have varied from year to year, while the table compares the Collective Fund’s average annual total returns to the returns of a broad measure of market performance and averages of funds with similar investment objectives. Performance for the Fund’s Class Y, R-3 and R-6 shares will vary from the Class I shares based on the expenses of each class. Please keep in mind that the Collective Fund’s past performance does not represent how the Fund will perform in the future both before and after taxes. Investors may obtain updated performance information for the Fund at www.bmofundsus.com.
Class I—Annual Total Returns (calendar years 2003-2012)

For the period January 1, 2013 through March 31, 2013, the aggregate (non-annualized) total return for the Collective Fund was 9.11%.

During the periods shown in the bar chart for the Fund:

	Quarter Ended	Returns
Best quarter	9/30/2009	17.74%
Worst quarter	12/31/2008	(22.56)%

Average Annual Total Returns through 12/31/12
Average Annual Total Returns BMO Diversified Stock Fund	1 Year	5 Year	10 Year	Since Inception	Inception Date
Class I	15.67%	0.19%	6.89%	7.55%	Aug 1, 1994
Class I Return After Taxes on Distributions					Aug 1, 1994
Class I Return After Taxes on Distributions and Sale of Fund Shares					Aug 1, 1994
S&P 500 Index	16.00%	1.66%	7.10%	8.40%	Aug 1, 1994

The S&P 500 Index is a market capitalization-weighted index of 500 common stocks chosen for market size, liquidity, and industry group representation to represent U.S. equity performance.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BMO FUNDS, INC.
Prospectus Date	rr_ProspectusDate	Aug 29, 2013
BMO Diversified Stock Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	BMO Diversified Stock Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To provide total investment return primarily from appreciation,
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	secondarily from income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund incurs transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” are based on estimated amounts for the Fund’s current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are as shown in the table and remain the same. The costs in the one-year example and for the first year of the three-year example reflect the Adviser’s agreement to waive fees and reimburse expenses through December 31, 2014. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests primarily in shares of other mutual funds, including other BMO Funds (the "underlying funds"), according to an asset allocation strategy developed by the Adviser. The Fund normally targets an allocation of approximately 100% of its total assets in funds that invest principally in equity securities, and will invest at least 80% of its assets in funds that invest principally in common or preferred stocks. Under normal market conditions the Fund allocates its assets among the underlying funds based on asset allocation target ranges of 0-10% of its total assets in funds that invest principally in money market funds and 90-100% of its total assets in funds that invest principally in equity securities. Equity securities in which the underlying funds may invest may be of any market capitalization and include common stock, preferred stock, rights and warrants, and securities convertible into common stock. The Fund also may allocate assets to underlying funds that invest in cash, cash equivalents, and other short-term fixed income instruments, including money market funds. While the Fund will invest primarily in underlying funds that invest in U.S. securities, some underlying funds may invest in foreign securities, including emerging markets.

The Fund is one of the BMO Target Risk Funds. The target investment allocation for each of the Target Risk Funds, based on each Fund's total assets, is set forth below.

BMO Fund:	Equity:	Fixed Income:	Money Market Funds:
Diversified Income	10% - 30%	70% - 100%	0% - 10%
Moderate Balanced	30% - 50%	50% - 70%	0% - 10%
Growth Balanced	50% - 70%	30% - 50%	0% - 10%
Aggressive Allocation	70% - 90%	10% - 30%	0% - 10%
Diversified Stock	90% - 100%	0%	0% - 10%
Aggressive Stock	90% - 100%	0%	0% - 10%

The Adviser will continuously monitor the Fund and may make modifications to either the investment approach or the underlying fund allocations that the Adviser believes could benefit shareholders. The Adviser will also monitor the underlying funds on an ongoing basis and may increase or decrease the Fund's investment in one or several underlying funds. The underlying fund selections are made based on several considerations, including the fund's investment team expertise style or asset class exposures, portfolio characteristics, risk profile, and investment process.

The underlying funds invest their assets directly in equity, fixed income, cash, and cash equivalents (including money market funds) in accordance with their own investment objectives and policies.

		Although the Fund intends to invest primarily in a combination of underlying funds, the Fund may invest directly in equity and fixed income securities and money market securities.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund cannot assure that it will achieve its investment objective. An investment in the Fund is not a deposit of BMO Harris Bank N.A., or any of its affiliates, and is not insured or guaranteed by the FDIC or any other government agency.

This section describes the principal risks associated with the Fund's principal investment strategies. The net asset value of the Fund will vary, and you could lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Affiliated Fund Risk. The Adviser's authority to select and substitute underlying funds from a variety of affiliated and unaffiliated mutual funds may create a conflict of interest because the Adviser and its affiliated companies typically receive fees from the affiliated funds.

Asset Allocation Risk. Investments in the Fund are subject to risks related to the Adviser's allocation choices. The selection of the underlying funds and the allocation of the Fund's assets among the various asset classes and market segments could cause the Fund to lose value or cause the Fund to underperform relevant benchmarks or other funds with similar investment objectives.

Market Risk. Stock and bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the Fund will fluctuate, which means that you could lose money.

Underlying Fund Investment Risk. The Fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in the Fund will incur fees to pay for certain expenses related to the operations of the Fund. An investor holding the underlying funds directly and in the same proportions as the Fund would incur lower overall expenses, but would not receive the benefit of the portfolio management and other services provided by the Fund. The Fund's risks are directly related to the risks of the underlying funds. It is important to understand the risks associated with investing in the underlying funds.
  Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries, or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
  Large-, Mid-, and Small-Cap Risk. Stocks of different market capitalizations tend to go in and out of favor based on market and economic conditions. Historically, small- and mid-cap stocks tend to be more volatile than large-cap stocks, and small-cap stocks have been riskier than large- and mid-cap stocks. During a period when stocks of a particular market capitalization fall behind other types of investments, an underlying fund's large-, mid-, or small-cap holdings could reduce performance.
  Style Risk. Different investment styles, such as growth or equity, tend to shift in and out of favor depending on market and investor sentiment. The Fund may underperform other funds that invest in underlying funds with similar asset classes but employ different investment styles.
  Foreign Securities Risk. Investing in foreign securities may involve additional risks, including currency-rate fluctuations, BMO Diversified Stock Fund (cont.) political and economic instability, differences in financial reporting standards, less-strict regulation of the securities markets, and possible imposition of foreign withholding taxes. Furthermore, a fund may incur higher costs and expenses when making foreign investments, which will affect the fund's total return.
  Emerging Markets Risk. Investments in emerging markets can involve risks in addition to and greater than those generally associated with investing in more developed foreign markets, which may make emerging market securities more volatile and potentially less liquid than securities issued in more developed markets.
  Liquidity Risk. Liquidity risk refers to the possibility that a fund may not be able to sell or buy a security or close out an investment contract at a favorable price or time. Consequently, an underlying fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on the fund's performance.
  Sector Risks. Companies with similar characteristics, such as those within the same industry, may be grouped together in broad categories called sectors. To the extent an underlying fund invests its assets in a particular sector, the fund's performance may be more susceptible to any economic, business or other developments that generally affect that sector.

Risk Lose Money [Text]	rr_RiskLoseMoney	The net asset value of the Fund will vary, and you could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of BMO Harris Bank N.A., or any of its affiliates, and is not insured or guaranteed by the FDIC or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund is the successor to the portfolio of a collective trust fund (the “Collective Fund”) managed by the Adviser with objectives, policies and restrictions that were, in all material respects, equivalent to those of the Fund. It is anticipated that, at the Fund’s commencement of operations, the assets of the Collective Fund will be transferred to the Fund in exchange for Fund shares. The performance information shown for the Class I shares reflects the performance of the Collective Fund for periods before the Fund commenced operations, not adjusted to reflect the Class I expenses. If the Class I expenses had been deducted, the returns would be lower than those shown below. The Collective Fund was not registered under the Investment Company Act of 1940 (“1940 Act”) and was not subject to certain investment restrictions and diversification requirements that are imposed by the 1940 Act and the Internal Revenue Code which, if applicable, might have adversely affected the performance of the Collective Fund.

		The bar chart and table show the historical performance of the Collective Fund and provide some indication of the risks of investing in the Fund. The bar chart shows how the Collective Fund’s total returns before taxes have varied from year to year, while the table compares the Collective Fund’s average annual total returns to the returns of a broad measure of market performance and averages of funds with similar investment objectives. Performance for the Fund’s Class Y, R-3 and R-6 shares will vary from the Class I shares based on the expenses of each class. Please keep in mind that the Collective Fund’s past performance does not represent how the Fund will perform in the future both before and after taxes. Investors may obtain updated performance information for the Fund at www.bmofundsus.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table show the historical performance of the Collective Fund and provide some indication of the risks of investing in the Fund. The bar chart shows how the Collective Fund’s total returns before taxes have varied from year to year, while the table compares the Collective Fund’s average annual total returns to the returns of a broad measure of market performance and averages of funds with similar investment objectives.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.bmofundsus.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please keep in mind that the Collective Fund’s past performance does not represent how the Fund will perform in the future both before and after taxes.
Bar Chart [Heading]	rr_BarChartHeading	Class I—Annual Total Returns (calendar years 2003-2012)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

For the period January 1, 2013 through March 31, 2013, the aggregate (non-annualized) total return for the Collective Fund was 9.11%.

During the periods shown in the bar chart for the Fund:

	Quarter Ended	Returns
Best quarter	9/30/2009	17.74%
Worst quarter	12/31/2008	(22.56)%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns through 12/31/12
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The S&P 500 Index is a market capitalization-weighted index of 500 common stocks chosen for market size, liquidity, and industry group representation to represent U.S. equity performance.
BMO Diversified Stock Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed, for shares held less than 30 days)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.51%	[1]
Acquired (underlying) fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.65%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.16%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.15%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	1.01%	[2]
1 Year	rr_ExpenseExampleYear01	103
3 Years	rr_ExpenseExampleYear03	354
BMO Diversified Stock Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed, for shares held less than 30 days)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.26%	[1]
Acquired (underlying) fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.65%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.91%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.15%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.76%	[2]
1 Year	rr_ExpenseExampleYear01	78
3 Years	rr_ExpenseExampleYear03	275
2003	rr_AnnualReturn2003	29.66%
2004	rr_AnnualReturn2004	11.83%
2005	rr_AnnualReturn2005	8.19%
2006	rr_AnnualReturn2006	15.14%
2007	rr_AnnualReturn2007	6.78%
2008	rr_AnnualReturn2008	(40.72%)
2009	rr_AnnualReturn2009	31.96%
2010	rr_AnnualReturn2010	16.68%
2011	rr_AnnualReturn2011	(4.38%)
2012	rr_AnnualReturn2012	15.67%
Year to Date Return, Label	rr_YearToDateReturnLabel	the aggregate (non-annualized) total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	9.11%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.74%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.56%)
1 Year	rr_AverageAnnualReturnYear01	15.67%
5 Year	rr_AverageAnnualReturnYear05	0.19%
10 Year	rr_AverageAnnualReturnYear10	6.89%
Since Inception	rr_AverageAnnualReturnSinceInception	7.55%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 1994
BMO Diversified Stock Fund | Class R-3
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed, for shares held less than 30 days)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.26%	[1]
Acquired (underlying) fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.65%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.41%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.15%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	1.26%	[2]
1 Year	rr_ExpenseExampleYear01	128
3 Years	rr_ExpenseExampleYear03	431
BMO Diversified Stock Fund | Class R-6
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed, for shares held less than 30 days)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.11%	[1]
Acquired (underlying) fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.65%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.76%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.15%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.61%	[2]
1 Year	rr_ExpenseExampleYear01	62
3 Years	rr_ExpenseExampleYear03	228
BMO Diversified Stock Fund | Return After Taxes on Distributions | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01
5 Year	rr_AverageAnnualReturnYear05
10 Year	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 1994
BMO Diversified Stock Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01
5 Year	rr_AverageAnnualReturnYear05
10 Year	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 1994
BMO Diversified Stock Fund | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%
5 Year	rr_AverageAnnualReturnYear05	1.66%
10 Year	rr_AverageAnnualReturnYear10	7.10%
Since Inception	rr_AverageAnnualReturnSinceInception	8.40%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 1994

[1]	"Other Expenses" are based on estimated amounts for the Fund's current fiscal year.
[2]	BMO Asset Management Corp. (Adviser) has agreed to waive or reduce fees and reimburse expenses to the extent necessary to prevent class total annual operating expenses (including acquired fund fees and expenses, but excluding interest, taxes, brokerage commissions, other investment-related costs, and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund's business) from exceeding 1.01% for Class Y, 0.76% for Class I, 1.26% for Class R-3, and 0.61% for Class R-6 through December 31, 2014. This expense limitation agreement may not be terminated prior to December 31, 2014 unless the Fund's Board of Directors approves an earlier revision or termination as being in the best interests of the Fund.

BMO Aggressive Stock Fund
BMO Aggressive Stock Fund
Investment Objective:
To provide capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees BMO Aggressive Stock Fund	Class Y	Class I	Class R-3	Class R-6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	none	none	none	none
Redemption Fee (as a percentage of amount redeemed, for shares held less than 30 days)	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses BMO Aggressive Stock Fund		Class Y	Class I	Class R-3	Class R-6
Management Fees		none	none	none	none
Distribution (12b-1) fees		none	none	0.50%	none
Other Expenses	[1]	0.51%	0.26%	0.26%	0.11%
Acquired (underlying) fund fees and expenses		0.80%	0.80%	0.80%	0.80%
Total Annual Fund Operating Expenses		1.31%	1.06%	1.56%	0.91%
Fee Waiver and Expense Reimbursement	[2]	0.30%	0.30%	0.30%	0.30%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	[2]	1.01%	0.76%	1.26%	0.61%
[1]	"Other Expenses" are based on estimated amounts for the Fund's current fiscal year.
[2]	BMO Asset Management Corp. (Adviser) has agreed to waive or reduce fees and reimburse expenses to the extent necessary to prevent class total annual operating expenses (including acquired fund fees and expenses, but excluding interest, taxes, brokerage commissions, other investment-related costs, and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund's business) from exceeding 1.01% for Class Y, 0.76% for Class I, 1.26% for Class R-3, and 0.61% for Class R-6 through December 31, 2014. This expense limitation agreement may not be terminated prior to December 31, 2014 unless the Fund's Board of Directors approves an earlier revision or termination as being in the best interests of the Fund.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are as shown in the table and remain the same. The costs in the one-year example and for the first year of the three-year example reflect the Adviser’s agreement to waive fees and reimburse expenses through December 31, 2014. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
Expense Example BMO Aggressive Stock Fund (USD $)	Class Y	Class I	Class R-3	Class R-6
1 Year	103	78	128	62
3 Years	386	307	463	260

Portfolio Turnover
The Fund incurs transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.
Principal Investment Strategies
The Fund invests primarily in shares of other mutual funds, including other BMO Funds (the "underlying funds"), according to an asset allocation strategy developed by the Adviser. The Fund normally targets an allocation of approximately 100% of its total assets in funds that invest principally in equity securities, including and will invest at least 80% of its assets in funds that invest principally in common or preferred stocks. Under normal market conditions the Fund allocates its assets among the underlying funds based on asset allocation target ranges of 0-10% of its total assets in funds that invest principally in money market funds and 90-100% of its total assets in funds that invest principally in equity securities. Equity securities in which the underlying funds may invest may be of any market capitalization and include common stock, preferred stock, rights and warrants, and securities convertible into common stock. The Fund also may allocate assets to underlying funds that invest in cash, cash equivalents, and other short-term fixed income instruments, including money market funds. While the Fund will invest primarily in underlying funds that invest in U.S. securities, some underlying funds may invest in foreign securities, including emerging markets.

The Fund is one of the BMO Target Risk Funds. The target investment allocation for each of the Target Risk Funds, based on each Fund's total assets, is set forth below.

BMO Fund:	Equity:	Fixed Income:	Money Market Funds:
Diversified Income	10% - 30%	70% - 100%	0% - 10%
Moderate Balanced	30% - 50%	50% - 70%	0% - 10%
Growth Balanced	50% - 70%	30% - 50%	0% - 10%
Aggressive Allocation	70% - 90%	10% - 30%	0% - 10%
Diversified Stock	90% - 100%	0%	0% - 10%
Aggressive Stock	90% - 100%	0%	0% - 10%

The Adviser will continuously monitor the Fund and may make modifications to either the investment approach or the underlying fund allocations that the Adviser believes could benefit shareholders. The Adviser will also monitor the underlying funds on an ongoing basis and may increase or decrease the Fund's investment in one or several underlying funds. The underlying fund selections are made based on several considerations, including the fund's investment team expertise, style or asset class exposures, portfolio characteristics, risk profile, and investment process.

The underlying funds invest their assets directly in equity, fixed income, cash, and cash equivalents (including money market funds) in accordance with their own investment objectives and policies.

Although the Fund intends to invest primarily in a combination of underlying funds, the Fund may invest directly in equity and fixed income securities and money market securities.
Principal Risks
The Fund cannot assure that it will achieve its investment objective. An investment in the Fund is not a deposit of BMO Harris Bank N.A., or any of its affiliates, and is not insured or guaranteed by the FDIC or any other government agency.

This section describes the principal risks associated with the Fund's principal investment strategies. The net asset value of the Fund will vary, and you could lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Affiliated Fund Risk. The Adviser's authority to select and substitute underlying funds from a variety of affiliated and unaffiliated mutual funds may create a conflict of interest because the Adviser and its affiliated companies typically receive fees from the affiliated funds.

Asset Allocation Risk. Investments in the Fund are subject to risks related to the Adviser's allocation choices. The selection of the underlying funds and the allocation of the Fund's assets among the various asset classes and market segments could cause the Fund to lose value or cause the Fund to underperform relevant benchmarks or other funds with similar investment objectives.

Market Risk. Stock and bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the Fund will fluctuate, which means that you could lose money.

Underlying Fund Investment Risk. The Fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in the Fund will incur fees to pay for certain expenses related to the operations of the Fund. An investor holding the underlying funds directly and in the same proportions as the Fund would incur lower overall expenses, but would not receive the benefit of the portfolio management and other services provided by the Fund. The Fund's risks are directly related to the risks of the underlying funds. It is important to understand the risks associated with investing in the underlying funds.
  Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries, or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
  Large-, Mid-, and Small-Cap Risk. Stocks of different market capitalizations tend to go in and out of favor based on market and economic conditions. Historically, small- and mid-cap stocks tend to be more volatile than large-cap stocks, and small-cap stocks have been riskier than large- and mid-cap stocks. During a period when stocks of a particular market capitalization fall behind other types of investments, an underlying fund's large-, mid-, or small-cap holdings could reduce performance.
  Style Risk. Different investment styles, such as growth or equity, tend to shift in and out of favor depending on market and investor sentiment. The Fund may underperform other funds that invest in underlying funds with similar asset classes but employ different investment styles.
  Foreign Securities Risk. Investing in foreign securities may involve additional risks, including currency-rate fluctuations, political and economic instability, differences in financial reporting standards, less-strict regulation of the securities markets, and possible imposition of foreign withholding taxes. Furthermore, a fund may incur higher costs and expenses when making foreign investments, which will affect the fund's total return.
  Emerging Markets Risk. Investments in emerging markets can involve risks in addition to and greater than those generally associated with investing in more developed foreign markets, which may make emerging market securities more volatile and potentially less liquid than securities issued in more developed markets.
  Liquidity Risk. Liquidity risk refers to the possibility that a fund may not be able to sell or buy a security or close out an investment contract at a favorable price or time. Consequently, an underlying fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on the fund's performance.
  Sector Risks. Companies with similar characteristics, such as those within the same industry, may be grouped together in broad categories called sectors. To the extent an underlying fund invests its assets in a particular sector, the fund's performance may be more susceptible to any economic, business or other developments that generally affect that sector.

Fund Performance
The Fund is the successor to the portfolio of a collective trust fund (the “Collective Fund”) managed by the Adviser with objectives, policies and restrictions that were, in all material respects, equivalent to those of the Fund. It is anticipated that, at the Fund’s commencement of operations, the assets of the Collective Fund will be transferred to the Fund in exchange for Fund shares. The performance information shown for the Class I shares reflects the performance of the Collective Fund for periods before the Fund commenced operations, not adjusted to reflect the Class I expenses. If the Class I expenses had been deducted, the returns would be lower than those shown below. The Collective Fund was not registered under the Investment Company Act of 1940 (“1940 Act”) and was not subject to certain investment restrictions and diversification requirements that are imposed by the 1940 Act and the Internal Revenue Code which, if applicable, might have adversely affected the performance of the Collective Fund.

The bar chart and table show the historical performance of the Collective Fund and provide some indication of the risks of investing in the Fund. The bar chart shows how the Collective Fund’s total returns before taxes have varied from year to year, while the table compares the Collective Fund’s average annual total returns to the returns of a broad measure of market performance and averages of funds with similar investment objectives. Performance for the Fund’s Class Y, R-3 and R-6 shares will vary from the Class I shares based on the expenses of each class. Please keep in mind that the Collective Fund’s past performance does not represent how the Fund will perform in the future both before and after taxes. Investors may obtain updated performance information for the Fund at www.bmofundsus.com.
Class I—Annual Total Returns (calendar years 2003-2012)

For the period January 1, 2013 through March 31, 2013, the aggregate (non-annualized) total return for the Collective Fund was 9.06%.

During the periods shown in the bar chart for the Fund:

	Quarter Ended	Returns
Best quarter	6/30/2009	18.67%
Worst quarter	12/31/2008	(22.72)%

Average Annual Total Returns through 12/31/12
Average Annual Total Returns BMO Aggressive Stock Fund	1 Year	5 Year	10 Year	Since Inception	Inception Date
Class I	15.85%	0.67%	7.55%	7.98%	Aug 1, 1994
Class I Return After Taxes on Distributions					Aug 1, 1994
Class I Return After Taxes on Distributions and Sale of Fund Shares					Aug 1, 1994
S&P 500 Index	16.00%	1.66%	7.10%	8.40%	Aug 1, 1994

The S&P 500 Index is a market capitalization-weighted index of 500 common stocks chosen for market size, liquidity, and industry group representation to represent U.S. equity performance.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BMO FUNDS, INC.
Prospectus Date	rr_ProspectusDate	Aug 29, 2013
BMO Aggressive Stock Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	BMO Aggressive Stock Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To provide capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund incurs transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” are based on estimated amounts for the Fund’s current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are as shown in the table and remain the same. The costs in the one-year example and for the first year of the three-year example reflect the Adviser’s agreement to waive fees and reimburse expenses through December 31, 2014. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests primarily in shares of other mutual funds, including other BMO Funds (the "underlying funds"), according to an asset allocation strategy developed by the Adviser. The Fund normally targets an allocation of approximately 100% of its total assets in funds that invest principally in equity securities, including and will invest at least 80% of its assets in funds that invest principally in common or preferred stocks. Under normal market conditions the Fund allocates its assets among the underlying funds based on asset allocation target ranges of 0-10% of its total assets in funds that invest principally in money market funds and 90-100% of its total assets in funds that invest principally in equity securities. Equity securities in which the underlying funds may invest may be of any market capitalization and include common stock, preferred stock, rights and warrants, and securities convertible into common stock. The Fund also may allocate assets to underlying funds that invest in cash, cash equivalents, and other short-term fixed income instruments, including money market funds. While the Fund will invest primarily in underlying funds that invest in U.S. securities, some underlying funds may invest in foreign securities, including emerging markets.

The Fund is one of the BMO Target Risk Funds. The target investment allocation for each of the Target Risk Funds, based on each Fund's total assets, is set forth below.

BMO Fund:	Equity:	Fixed Income:	Money Market Funds:
Diversified Income	10% - 30%	70% - 100%	0% - 10%
Moderate Balanced	30% - 50%	50% - 70%	0% - 10%
Growth Balanced	50% - 70%	30% - 50%	0% - 10%
Aggressive Allocation	70% - 90%	10% - 30%	0% - 10%
Diversified Stock	90% - 100%	0%	0% - 10%
Aggressive Stock	90% - 100%	0%	0% - 10%

The Adviser will continuously monitor the Fund and may make modifications to either the investment approach or the underlying fund allocations that the Adviser believes could benefit shareholders. The Adviser will also monitor the underlying funds on an ongoing basis and may increase or decrease the Fund's investment in one or several underlying funds. The underlying fund selections are made based on several considerations, including the fund's investment team expertise, style or asset class exposures, portfolio characteristics, risk profile, and investment process.

The underlying funds invest their assets directly in equity, fixed income, cash, and cash equivalents (including money market funds) in accordance with their own investment objectives and policies.

		Although the Fund intends to invest primarily in a combination of underlying funds, the Fund may invest directly in equity and fixed income securities and money market securities.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund cannot assure that it will achieve its investment objective. An investment in the Fund is not a deposit of BMO Harris Bank N.A., or any of its affiliates, and is not insured or guaranteed by the FDIC or any other government agency.

This section describes the principal risks associated with the Fund's principal investment strategies. The net asset value of the Fund will vary, and you could lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Affiliated Fund Risk. The Adviser's authority to select and substitute underlying funds from a variety of affiliated and unaffiliated mutual funds may create a conflict of interest because the Adviser and its affiliated companies typically receive fees from the affiliated funds.

Asset Allocation Risk. Investments in the Fund are subject to risks related to the Adviser's allocation choices. The selection of the underlying funds and the allocation of the Fund's assets among the various asset classes and market segments could cause the Fund to lose value or cause the Fund to underperform relevant benchmarks or other funds with similar investment objectives.

Market Risk. Stock and bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the Fund will fluctuate, which means that you could lose money.

Underlying Fund Investment Risk. The Fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in the Fund will incur fees to pay for certain expenses related to the operations of the Fund. An investor holding the underlying funds directly and in the same proportions as the Fund would incur lower overall expenses, but would not receive the benefit of the portfolio management and other services provided by the Fund. The Fund's risks are directly related to the risks of the underlying funds. It is important to understand the risks associated with investing in the underlying funds.
  Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries, or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
  Large-, Mid-, and Small-Cap Risk. Stocks of different market capitalizations tend to go in and out of favor based on market and economic conditions. Historically, small- and mid-cap stocks tend to be more volatile than large-cap stocks, and small-cap stocks have been riskier than large- and mid-cap stocks. During a period when stocks of a particular market capitalization fall behind other types of investments, an underlying fund's large-, mid-, or small-cap holdings could reduce performance.
  Style Risk. Different investment styles, such as growth or equity, tend to shift in and out of favor depending on market and investor sentiment. The Fund may underperform other funds that invest in underlying funds with similar asset classes but employ different investment styles.
  Foreign Securities Risk. Investing in foreign securities may involve additional risks, including currency-rate fluctuations, political and economic instability, differences in financial reporting standards, less-strict regulation of the securities markets, and possible imposition of foreign withholding taxes. Furthermore, a fund may incur higher costs and expenses when making foreign investments, which will affect the fund's total return.
  Emerging Markets Risk. Investments in emerging markets can involve risks in addition to and greater than those generally associated with investing in more developed foreign markets, which may make emerging market securities more volatile and potentially less liquid than securities issued in more developed markets.
  Liquidity Risk. Liquidity risk refers to the possibility that a fund may not be able to sell or buy a security or close out an investment contract at a favorable price or time. Consequently, an underlying fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on the fund's performance.
  Sector Risks. Companies with similar characteristics, such as those within the same industry, may be grouped together in broad categories called sectors. To the extent an underlying fund invests its assets in a particular sector, the fund's performance may be more susceptible to any economic, business or other developments that generally affect that sector.

Risk Lose Money [Text]	rr_RiskLoseMoney	The net asset value of the Fund will vary, and you could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of BMO Harris Bank N.A., or any of its affiliates, and is not insured or guaranteed by the FDIC or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund is the successor to the portfolio of a collective trust fund (the “Collective Fund”) managed by the Adviser with objectives, policies and restrictions that were, in all material respects, equivalent to those of the Fund. It is anticipated that, at the Fund’s commencement of operations, the assets of the Collective Fund will be transferred to the Fund in exchange for Fund shares. The performance information shown for the Class I shares reflects the performance of the Collective Fund for periods before the Fund commenced operations, not adjusted to reflect the Class I expenses. If the Class I expenses had been deducted, the returns would be lower than those shown below. The Collective Fund was not registered under the Investment Company Act of 1940 (“1940 Act”) and was not subject to certain investment restrictions and diversification requirements that are imposed by the 1940 Act and the Internal Revenue Code which, if applicable, might have adversely affected the performance of the Collective Fund.

		The bar chart and table show the historical performance of the Collective Fund and provide some indication of the risks of investing in the Fund. The bar chart shows how the Collective Fund’s total returns before taxes have varied from year to year, while the table compares the Collective Fund’s average annual total returns to the returns of a broad measure of market performance and averages of funds with similar investment objectives. Performance for the Fund’s Class Y, R-3 and R-6 shares will vary from the Class I shares based on the expenses of each class. Please keep in mind that the Collective Fund’s past performance does not represent how the Fund will perform in the future both before and after taxes. Investors may obtain updated performance information for the Fund at www.bmofundsus.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table show the historical performance of the Collective Fund and provide some indication of the risks of investing in the Fund. The bar chart shows how the Collective Fund’s total returns before taxes have varied from year to year, while the table compares the Collective Fund’s average annual total returns to the returns of a broad measure of market performance and averages of funds with similar investment objectives.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.bmofundsus.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please keep in mind that the Collective Fund’s past performance does not represent how the Fund will perform in the future both before and after taxes.
Bar Chart [Heading]	rr_BarChartHeading	Class I—Annual Total Returns (calendar years 2003-2012)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

For the period January 1, 2013 through March 31, 2013, the aggregate (non-annualized) total return for the Collective Fund was 9.06%.

During the periods shown in the bar chart for the Fund:

	Quarter Ended	Returns
Best quarter	6/30/2009	18.67%
Worst quarter	12/31/2008	(22.72)%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns through 12/31/12
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The S&P 500 Index is a market capitalization-weighted index of 500 common stocks chosen for market size, liquidity, and industry group representation to represent U.S. equity performance.
BMO Aggressive Stock Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed, for shares held less than 30 days)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.51%	[1]
Acquired (underlying) fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.80%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.31%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.30%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	1.01%	[2]
1 Year	rr_ExpenseExampleYear01	103
3 Years	rr_ExpenseExampleYear03	386
BMO Aggressive Stock Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed, for shares held less than 30 days)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.26%	[1]
Acquired (underlying) fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.80%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.06%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.30%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.76%	[2]
1 Year	rr_ExpenseExampleYear01	78
3 Years	rr_ExpenseExampleYear03	307
2003	rr_AnnualReturn2003	32.18%
2004	rr_AnnualReturn2004	12.59%
2005	rr_AnnualReturn2005	8.26%
2006	rr_AnnualReturn2006	14.97%
2007	rr_AnnualReturn2007	8.17%
2008	rr_AnnualReturn2008	(41.57%)
2009	rr_AnnualReturn2009	35.71%
2010	rr_AnnualReturn2010	19.99%
2011	rr_AnnualReturn2011	(6.22%)
2012	rr_AnnualReturn2012	15.85%
Year to Date Return, Label	rr_YearToDateReturnLabel	the aggregate (non-annualized) total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	9.06%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.67%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.72%)
1 Year	rr_AverageAnnualReturnYear01	15.85%
5 Year	rr_AverageAnnualReturnYear05	0.67%
10 Year	rr_AverageAnnualReturnYear10	7.55%
Since Inception	rr_AverageAnnualReturnSinceInception	7.98%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 1994
BMO Aggressive Stock Fund | Class R-3
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed, for shares held less than 30 days)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.26%	[1]
Acquired (underlying) fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.80%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.56%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.30%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	1.26%	[2]
1 Year	rr_ExpenseExampleYear01	128
3 Years	rr_ExpenseExampleYear03	463
BMO Aggressive Stock Fund | Class R-6
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed, for shares held less than 30 days)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.11%	[1]
Acquired (underlying) fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.80%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.91%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.30%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.61%	[2]
1 Year	rr_ExpenseExampleYear01	62
3 Years	rr_ExpenseExampleYear03	260
BMO Aggressive Stock Fund | Return After Taxes on Distributions | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01
5 Year	rr_AverageAnnualReturnYear05
10 Year	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 1994
BMO Aggressive Stock Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01
5 Year	rr_AverageAnnualReturnYear05
10 Year	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 1994
BMO Aggressive Stock Fund | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%
5 Year	rr_AverageAnnualReturnYear05	1.66%
10 Year	rr_AverageAnnualReturnYear10	7.10%
Since Inception	rr_AverageAnnualReturnSinceInception	8.40%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 1994

[1]	"Other Expenses" are based on estimated amounts for the Fund's current fiscal year.
[2]	BMO Asset Management Corp. (Adviser) has agreed to waive or reduce fees and reimburse expenses to the extent necessary to prevent class total annual operating expenses (including acquired fund fees and expenses, but excluding interest, taxes, brokerage commissions, other investment-related costs, and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund's business) from exceeding 1.01% for Class Y, 0.76% for Class I, 1.26% for Class R-3, and 0.61% for Class R-6 through December 31, 2014. This expense limitation agreement may not be terminated prior to December 31, 2014 unless the Fund's Board of Directors approves an earlier revision or termination as being in the best interests of the Fund.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BMO FUNDS, INC.
Prospectus Date	rr_ProspectusDate	Aug 29, 2013
Document Creation Date	dei_DocumentCreationDate	Aug 29, 2013